BT ALEX. BROWN CASH RESERVE FUND, INC.
P. O. Box 17250
Baltimore, Maryland 21203


BT Alex. Brown Cash Reserve Fund, Inc. (the "Fund") is a money market fund designed for individuals, businesses, institutions and fiduciaries which seek as high a level of current income (tax-exempt current income in the case of the Tax-Free Series) as is consistent with preservation of capital and liquidity.


The Fund offers three Series of Shares:

o Prime Series
o Treasury Series
o Tax-Free Series



This Prospectus relates to the BT Alex. Brown Cash Reserve Shares of each of the above Series.


Other principal features of the Fund are:

o Fund shares are sold without purchase or redemption charges;
o Dividends are declared daily and paid monthly in additional shares or cash;
     and

o Free check redemption.

For current yield information and for purchase and redemption information, call your securities dealer or (410) 895-5995.


This Prospectus sets forth basic information that you should know about the Fund prior to investing. You should retain it for future reference. A Statement of Additional Information dated August 1, 1998, has been filed with the Securities and Exchange Commission and is hereby incorporated by reference. It is available upon request and without charge by calling the Fund at (800) 553-8080.



       TABLE OF CONTENTS




                                Page
Table of Fees and Expenses      2
Financial Highlights            3
Investment Program              6
The Fund's Net Asset Value      9
How to Buy Shares              10
How to Redeem Shares           10
Dividends and Taxes            12
Management of the Fund         13
Current Yield                  14
General Information            14



The Fund's shares are not deposits or obligations of, or guaranteed or endorsed by, any bank. The shares are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in the shares involves risk, including possible loss of principal.


An investment in the Fund is neither insured nor guaranteed by the United States Government. There can be no assurance that any Series will be able to maintain a stable net asset value of $1.00 per share.


These securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Securities and Exchange Commission passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

                                                Prospectus Dated: August 1, 1998

Table of Fees and
Expenses

The following table of fees and expenses is provided to assist you in understanding the various costs and expenses that you may bear indirectly. If you purchase shares of the Fund through a financial institution, you may be charged separate fees by the financial institution. Your actual expenses may be greater or less than those shown.





                                                                               Prime     Treasury    Tax-Free
                                                                              Series      Series      Series
                                                                            ----------  ----------  ---------
Shareholder Transaction Expenses
--------------------------------------------------------------------------
 Maximum Sales Charge Imposed on Purchases ...............................    None        None        None
 Maximum Sales Charge Imposed on Reinvested Dividends ....................    None        None        None
 Maximum Deferred Sales Charge ...........................................    None        None        None
 Redemption Fees .........................................................    None        None        None


Annual Fund Operating Expenses                                              As a % of Average Daily Net Assets
--------------------------------------------------------------------------- -----------------------------------
 Management Fees (See "Management of the Fund -- Investment Advisor").....      0.26%   0.24%          0.27%
 12b-1 Fees (See "Management of the Fund -- Distributor") ................      0.25%   0.25%          0.25%
 Other Expenses ..........................................................      0.16%   0.10%          0.08%
                                                                            --------    ----        -------
 Total Fund Operating Expenses ...........................................      0.67%   0.59%          0.60%
                                                                            ========    ====        =======



Example


You would pay the following expenses on a $1,000 investment in each Series assuming (1) 5% annual return, and (2) redemption at the end of each time period:





                        Prime     Treasury     Tax-Free
                       Series      Series       Series
                      --------   ----------   ---------
 1 year ...........      $ 7         $ 6         $ 6
 3 years ..........      $21         $19         $19
 5 years ..........      $37         $33         $33
 10 years .........      $83         $74         $75



The Expenses and Example should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown.

Financial Highlights

The financial highlights included in these tables are a part of the Fund's financial statements for the periods indicated and have been audited by the Fund's independent accountants. The financial statements and financial highlights for the fiscal year ended March 31, 1998 and the report of the Fund's independent accountants thereon are included in the Statement of Additional Information, which can be obtained at no charge by calling the Fund at (800) 553-8080.



Prime Series

(For a share outstanding throughout each period)




                                                      For the Year Ended March 31,
                                      -------------------------------------------------------------
                                            1998(1)              1997(1)              1996(1)
                                      -------------------  -------------------  -------------------
Per Share Operating
 Performance:
 Net asset value at beginning of
 period ............................     $       1.00         $       1.00         $       1.00
                                         ------------         ------------         ------------
Income from Investment
 Operations:
 Net investment income .............           0.0494               0.0478               0.0524
Less Distributions:
 Dividends from net
 investment income and/or
 short-term gains ..................          (0.0494)             (0.0478)             (0.0524)
                                         ------------         ------------       --------------
 Net asset value at end of
 period ............................     $       1.00         $       1.00         $       1.00
                                         ============         ============       ==============
Total Return:
 Based on net asset value per
 share .............................             5.05%                4.88%                5.36%
Ratios to Average Daily Net
 Assets:
 Expenses ..........................             0.67%                0.63%                0.60%
 Net investment income .............             4.94%                4.78%                5.21%
Supplemental Data:
 Net assets at end of period .......   $3,172,274,336       $2,552,053,912       $2,392,658,047
 Number of shares outstanding
 at end of period ..................    3,172,265,593        2,552,045,195        2,392,661,216

                                                                  For the Year Ended March 31,
                                      ------------------------------------------------------------------------------------
                                            1995(1)              1994(1)              1993(1)              1992(1)
                                      -------------------  -------------------  -------------------  -------------------
Per Share Operating
 Performance:
 Net asset value at beginning of
 period ............................     $       1.00         $       1.00         $       1.00         $       1.00
                                         ------------         ------------         ------------         ------------
Income from Investment
 Operations:
 Net investment income .............           0.0442               0.0262               0.0295               0.0485
Less Distributions:
 Dividends from net
 investment income and/or
 short-term gains ..................          (0.0442)             (0.0262)             (0.0295)             (0.0485)
                                         ------------       --------------       --------------       --------------
 Net asset value at end of
 period ............................     $       1.00         $       1.00         $       1.00         $       1.00
                                         ============       ==============       ==============       ==============
Total Return:
 Based on net asset value per
 share .............................             4.51%                2.65%                2.99%                4.96%
Ratios to Average Daily Net
 Assets:
 Expenses ..........................             0.61%                0.62%                0.63%                0.61%
 Net investment income .............             4.46%                2.62%                2.95%                4.84%
Supplemental Data:
 Net assets at end of period .......   $1,479,806,435       $1,368,451,627       $1,481,103,834       $1,512,362,510
 Number of shares outstanding
 at end of period ..................    1,479,804,186        1,368,449,549        1,481,101,756        1,512,360,432





                                                                                       For the
                                                                                       Eleven
                                                                                       Months
                                            For the Year Ended March 31,                Ended
                                      ----------------------------------------        March 31,
                                            1991(1)                1990                 1989(2)
                                      -------------------  -------------------  ----------------------
Per Share Operating
 Performance:
 Net asset value at beginning of
 period ............................     $       1.00         $       1.00          $      1.00
                                         ------------         ------------          ---------------
Income from Investment
 Operations:
 Net investment income .............           0.0734               0.0846               0.0712
Less Distributions:
 Dividends from net
 investment income and/or
 short-term gains ..................          (0.0734)             (0.0846)             (0.0712)
                                         ------------       --------------        -------------
 Net asset value at end of
 period ............................     $       1.00         $       1.00          $      1.00
                                         ============       ==============        =============
Total Return:
 Based on net asset value per
 share .............................             7.59%                8.80%                8.01%(3)
Ratios to Average Daily Net
 Assets:
 Expenses ..........................             0.59%                0.52%                0.54%(3)
 Net investment income .............             7.31%                8.42%                7.81%(3)
Supplemental Data:
 Net assets at end of period .......   $1,295,888,161       $1,312,276,151       $1,084,793,157
 Number of shares outstanding
 at end of period ..................    1,295,888,161        1,312,272,415        1,084,789,421



--------

(1) Financial information for fiscal years ended March 31, 1998, 1997, 1996, 1995, 1994, 1993, 1992 and 1991, respectively, is given for the BT Alex. Brown Cash Reserve Shares class of the Prime Series.
(2) The Fund's fiscal year-end was changed from April 30 to March 31.

(3) Annualized.

Treasury Series
(For a share outstanding throughout each period)



                                              For the Year Ended March 31,
                                 -------------------------------------------------------
                                      1998(1)            1997(1)            1996(1)
                                 -----------------  -----------------  -----------------
Per Share Operating
 Performance:
 Net asset value at
 beginning of period ..........     $     1.00         $     1.00         $     1.00
                                    ----------         ----------         ----------
Income from Investment
 Operations:
 Net investment income ........         0.0464             0.0453             0.0494
Less Distributions:
 Dividends from net
 investment income
 and/or short-term gains.......        (0.0464)           (0.0453)           (0.0494)
                                    ----------       ------------       ------------
 Net asset value at end of
 period .......................     $     1.00         $     1.00         $     1.00
                                    ==========       ============       ============
Total Return:
 Based on net asset value per
 share ........................           4.74%              4.63%              5.05%
Ratios to Average Daily Net
 Assets:
 Expenses .....................           0.59%              0.61%              0.58%
 Net investment income ........           4.65%              4.54%              4.94%
Supplemental Data:
 Net assets at end of period...   $798,426,658       $678,444,803       $666,814,158
 Number of shares
 outstanding at end of
 period .......................    798,354,129        678,391,386        666,762,028


                                                            For the Year Ended March 31,
                                 ----------------------------------------------------------------------------------
                                       1995(1)              1994(1)              1993(1)             1992(1)
                                 -------------------  -------------------  -------------------  -----------------
Per Share Operating
 Performance:
 Net asset value at
 beginning of period ..........     $     1.00            $  1.00            $    1.00            $    1.00
                                    ----------           --------            ---------            ---------
Income from Investment
 Operations:
 Net investment income ........         0.0411             0.0255               0.0285               0.0477
Less Distributions:
 Dividends from net
 investment income
 and/or short-term gains.......        (0.0411)           (0.0255)             (0.0285)             (0.0477)
                                    ----------           --------            ---------            ---------
 Net asset value at end of
 period .......................     $     1.00            $  1.00            $    1.00            $    1.00
                                    ==========           ========            =========            =========
Total Return:
 Based on net asset value per
 share ........................           4.19%              2.58%                2.89%                4.88%
Ratios to Average Daily Net
 Assets:
 Expenses .....................           0.55%(4)           0.54%(4)             0.55%(4)             0.55%
 Net investment income ........           4.09%(5)           2.55%(5)             2.87%(5)             4.76%
Supplemental Data:
 Net assets at end of period...   $512,167,212       $581,724,214         $618,175,839         $725,010,207
 Number of shares
 outstanding at end of
 period .......................    512,162,864        581,723,448          618,152,465          725,010,207

                                                                             For the
                                                                              Eleven
                                                                              Months
                                     For the Year Ended March 31,             Ended
                                 ------------------------------------       March 31,
                                      1991(1)              1990              1989(2)
                                 -----------------  -----------------  -------------------
Per Share Operating
 Performance:
 Net asset value at
 beginning of period ..........     $     1.00         $     1.00         $       1.00
                                    ----------         ----------         ------------
Income from Investment
 Operations:
 Net investment income ........         0.0698             0.0829               0.0696
Less Distributions:
 Dividends from net
 investment income
 and/or short-term gains.......        (0.0698)           (0.0829)             (0.0696)
                                    ----------       ------------       --------------
 Net asset value at end of
 period .......................     $     1.00         $     1.00         $       1.00
                                    ==========       ============       ==============
Total Return:
 Based on net asset value per
 share ........................           7.21%              8.61%                7.82%(3)
Ratios to Average Daily Net
 Assets:
 Expenses .....................           0.56%              0.41%                0.44%(3)
 Net investment income ........           6.82%              8.25%                7.50%(3)
Supplemental Data:
 Net assets at end of period...   $716,551,599       $272,467,125         $235,086,589
 Number of shares
 outstanding at end of
 period .......................    716,551,599        272,509,276          235,197,074



--------

 (1) Financial information for fiscal years ended March 31, 1998, 1997, 1996, 1995, 1994, 1993, 1992 and 1991, respectively, is given for the BT Alex. Brown Cash Reserve Shares class of the Treasury Series.
 (2) The Fund's fiscal year-end was changed from April 30 to March 31.

 (3) Annualized.
 (4) Ratio of expenses to average daily net assets prior to partial fee waivers was 0.56% for the fiscal years ended March 31, 1995, 1994 and 1993, respectively.
 (5) Ratio of net investment income to average daily net assets prior to partial fee waivers was 4.08%, 2.53%, and 2.86% for the years ended March 31, 1995, 1994 and 1993, respectively.

Financial Highlights (concluded)
Tax-Free Series
(For a share outstanding throughout each period)



                                                For the Year Ended March 31,
                                   -------------------------------------------------------
                                        1998(1)              1997               1996
                                   -----------------  -----------------  -----------------
Per Share Operating
 Performance:
 Net asset value at
  beginning of period ...........     $     1.00         $     1.00         $     1.00
                                      ----------         ----------         ----------
Income from Investment
 Operations:
 Net investment income ..........         0.0306             0.0286             0.0318
Less Distributions:
 Dividends from net
  investment income and/or
  short-term gains ..............        (0.0306)           (0.0286)           (0.0318)
                                      ----------       ------------       ------------
 Net asset value at end of
  period ........................     $     1.00         $     1.00         $     1.00
                                      ==========       ============       ============
Total Return:
 Based on net asset value per
  share .........................           3.10%              2.90%              3.23%
Ratios to Average Daily Net
 Assets:
 Expenses .......................           0.60%              0.62%              0.60%
 Net investment income ..........           3.05%              2.86%              3.16%
Supplemental Data:
 Net assets at end of period.....   $841,184,924       $647,212,025       $571,507,000
 Number of shares
  outstanding at end
  of period .....................    841,258,030        647,283,274        571,593,265


                                                                                                                 For the Period
                                                          For the Year Ended March 31,                           Dec. 17, 1990(2)
                                   --------------------------------------------------------------------------        through
                                          1995               1994               1993               1992          March 31, 1991
                                   -----------------  -----------------  -----------------  -----------------  ------------------
Per Share Operating
 Performance:
 Net asset value at
  beginning of period ...........     $     1.00         $     1.00         $     1.00         $     1.00         $      1.00
                                      ----------         ----------         ----------         ----------         -----------
Income from Investment
 Operations:
 Net investment income ..........         0.0271             0.0184             0.0213             0.0353              0.0124
Less Distributions:
 Dividends from net
  investment income and/or
  short-term gains ..............        (0.0271)           (0.0184)           (0.0213)           (0.0353)            (0.0124)
                                      ----------         ----------         ----------         ----------         -----------
 Net asset value at end of
  period ........................     $     1.00         $     1.00         $     1.00         $     1.00         $      1.00
                                      ==========         ==========         ==========         ==========         ===========
Total Return:
 Based on net asset value per
  share .........................           2.75%              1.86%              2.15%              3.59%               4.35%(3)
Ratios to Average Daily Net
 Assets:
 Expenses .......................           0.57%              0.58%              0.60%              0.56%(4)            0.53%(3)
 Net investment income ..........           2.74%              1.84%              2.13%              3.49%(5)            4.25%(3)
Supplemental Data:
 Net assets at end of period.....   $475,384,229       $378,859,232       $315,661,447       $304,987,823        $256,895,180
 Number of shares
  outstanding at end
  of period .....................    475,474,913        378,939,262        315,700,742        305,008,959         256,895,680

--------

(1) Financial information for the fiscal year ended March 31, 1998 is given for the BT Alex. Brown Cash Reserve Shares class of the Tax-Free Series.
(2)  Date operations commenced.

(3)  Annualized.

(4) Ratio of expenses to average daily net assets prior to partial fee waivers was 0.57% for the year ended March 31, 1992.

(5) Ratio of net investment income to average daily net assets prior to partial fee waivers was 3.48% for the year ended March 31, 1992.

Investment Program

Investment Objectives

The investment objective of each Series of the Fund is to seek as high a level of current income as is consistent with preservation of capital and liquidity. The Tax-Free Series seeks income exempt from federal income taxes. Each Series seeks to achieve its objective by investing in a diversified portfolio of domestic money market instruments that satisfy strict credit quality standards and that mature within 397 days or less from the date of purchase. (See "Portfolio Investments -- Treasury Series -- Prime Series -- Tax-Free Series.")



Portfolio Investments

     -- Treasury Series

The Treasury Series may invest in U.S. Treasury obligations consisting of marketable securities and instruments issued by the U.S. Treasury, including bills, notes, bonds and other obligations. It is management's intention to have 100% of the Treasury Series' assets invested in such instruments at all times. In unusual circumstances, up to 10% of the Treasury Series' assets may be invested in repurchase agreements collateralized by U.S. Treasury obligations. Such investments will be made only when it is necessary to ensure that the Series is fully invested while satisfying its liquidity requirements.

 -- Prime Series


In addition to the U.S. Treasury obligations described above and repurchase agreements collateralized by U.S. Treasury securities, the Prime Series may invest in obligations issued or guaran-teed as to principal and interest by agencies or instrumentalities of the U.S. Government. Some of these obligations are backed by the full faith and credit of the U.S. Government (e.g., the Government National Mortgage Association), others are supported by the issuing agency's right to borrow from the U.S. Treasury (e.g., securities of Federal Home Loan Banks) and still others are backed only by the credit of the instrumentality (e.g., the Federal National Mortgage Association).




The Prime Series may also invest in a broad range of commercial and bank obligations that the investment advisor, under guidelines established by the Board of Directors, believes present minimal credit risk and that satisfy the criteria for such obligations described below:



The Prime Series may invest in instruments consisting of commercial paper and variable amount master demand notes. Eligible commercial paper is limited to short-term, unsecured promissory notes issued by corporations that (i) are rated Prime-1 by Moody's Investors Service, Inc. ("Moody's") or A-1+ or A-1 by Standard and Poor's Ratings Group ("S&P") or (ii) if not rated by Moody's or S&P, are of comparable quality to Prime-1 or A-1+ or A-1 instruments as determined by the Fund's investment advisor; and (iii) are otherwise "Eligible Securities" as defined in Rule 2a-7 under the Investment Company Act of 1940, as amended. Variable amount master demand notes are unsecured demand notes that permit investment of fluctuating amounts of money at variable rates of interest pursuant to arrangements with issuers who meet the foregoing quality criteria. The interest rate on a variable amount master demand note is periodically redetermined according to a prescribed formula.

Although there is no secondary market in master demand notes, the payee may demand payment of the principal amount of the note on relatively short notice. All master demand notes acquired by the Prime Series will be payable within a prescribed notice period not to exceed seven days. (See the Statement of Additional Information for information with respect to commercial paper and bond ratings.)


The Prime Series may also invest in bank instruments consisting mainly of certificates of deposit and bankers' acceptances that (i) are issued by U.S. banks that satisfy applicable quality standards; or (ii) are fully insured as to principal and interest by the Federal Deposit Insurance Corporation.

 -- Tax-Free Series



The Tax-Free Series may invest in municipal securities consisting of (i) debt obligations issued by or on behalf of public authorities to obtain funds to be used for various public purposes (including the construction of a wide range of public facilities), for refunding outstanding obligations, for general operating expenses and for lending such funds to other public institutions and facilities, and (ii) certain types of industrial development bonds issued by or on behalf of public authorities to obtain funds to provide for the construction, equipment, repair or improvement of privately operated facilities ("private activity bonds"); provided that the interest paid on such debt obligations and private activity bonds, in the opinion of bond counsel, is exempt from federal income taxes.



The Tax-Free Series invests in high quality municipal securities that the investment advisor believes, under guidelines established by the Board of Directors, present minimal credit risk and that at the time of purchase are rated within the two highest credit categories assigned by the recognized rating agencies (provided that such purchases would be further limited unless the instrument meets the definition of "Eligible Security" as defined in Rule 2a-7 under the Investment Company Act of 1940, as amended), including: (1) bonds rated Aaa or Aa by Moody's or AAA or AA by S&P; (2) municipal commercial paper rated Prime-1 or Prime-2 by Moody's or A-1+, A-1 or A-2 by S&P; (3) municipal notes and floating and variable rate demand obligations rated SP-1 or higher by S&P or MIG2 or VMIG or higher by Moody's; and (4) obligations secured by letters of credit providers rated within the two highest categories by any nationally recognized bank rating agency approved by the Fund's Board of Directors. The Tax-Free Series may purchase unrated securities if they are determined by the investment advisor, under guidelines established by the Board of Directors, to be of comparable value to those obligations rated in the categories described above.



The Tax-Free Series may hold cash reserves pending investment in municipal securities.



It is a fundamental policy of the Tax-Free Series to have its assets invested so that at least 80% of the Series' income will be exempt from federal income taxes, and it is the Tax-Free Series' present intention (but it is not a fundamental policy) to invest its assets so that 100% of its annual interest income will be tax-exempt. From time to time, on a temporary basis or for defensive purposes, however, the Fund may invest up to all of its assets in taxable short-term investments that meet the criteria for investment for the Treasury or Prime Series as described above.

The Tax-Free Series will seek to avoid the purchase of private activity bonds the interest on which will be considered to be an item of preference for purposes of alternative minimum tax liability for individuals under the Internal Revenue Code of 1986, as amended (the "Code").


Other Investment Practices


The Fund may enter into the following arrangements with respect to any Series:

When-Issued Securities involving commitments by a Series to purchase portfolio securities on a "when-issued" basis. When-issued securities are securities purchased for delivery beyond the normal settlement date at a stated price and yield. A Series will generally not pay for such securities or start earning interest on them until they are received. When-issued commitments will not be used for speculative purposes and will be entered into only with the intention of actually acquiring the securities.


The Prime Series and the Treasury Series may also enter into the following arrangements:


Repurchase Agreements under which the purchaser (for example, a Series of the Fund) acquires ownership of an obligation and the seller agrees, at the time of the sale, to repurchase the obligation at a mutually agreed upon time and price, thereby determining the yield during the purchaser's holding period. Although the underlying collateral for repurchase agreements may have maturities exceeding 397 days, repurchase agreements entered into by a Series will not have a stated maturity in excess of seven days from the date of purchase. A Series may enter into repurchase agreements with institutions that the Fund's Board of Directors believes present minimal credit risk. Default by, or bankruptcy proceedings with respect to the seller may, however, expose the Series to possible loss because of adverse market action or delay in connection with the disposition of the underlying obligations.


The Prime Series may also enter into the following arrangements:


Reverse Repurchase Agreements involving the sale of money market instruments held by the Prime Series, with an agreement to repurchase the instruments at an agreed upon price and date. The Prime Series will employ reverse repurchase agreements only when necessary to meet unanticipated net redemptions so as to avoid liquidating other money market instruments during unfavorable market conditions. The Prime Series will utilize reverse repurchase agreements when the interest income to be earned from portfolio investments that would otherwise have to be liquidated to meet redemptions is greater than the interest expense incurred as a result of the reverse repurchase transactions. Reverse repurchase agreements involve the risk that the market value of securities retained by the Prime Series in lieu of liquidation may decline below the repurchase price of the securities sold by the Prime Series, which it is obligated to repurchase.


Investment Restrictions


The Fund's investment program is subject to a number of investment restrictions that reflect self-imposed standards as well as federal regulatory limitations, the most significant of which are set forth as follows:


(1) No Series may purchase securities of any issuer (other than obligations of the U.S. Government, its agencies or instrumentalities and any municipal securities guaranteed by the U.S. Government), if immediately after such purchase more than 5% of the value of such Series' assets would be invested in such issuer;

(2) No Series may borrow money or issue senior securities, except that (i) any Series may borrow money from banks for temporary purposes in amounts up to 10% of the value of such Series' total assets at the time of borrowing, provided that any such borrowings are repaid prior to the purchase of additional portfolio securities, (ii) the Prime Series may enter into reverse repurchase agreements in accordance with its investment program and (iii) any Series of the Fund may enter into commitments to purchase securities in accordance with its investment program;

(3) No Series may lend money or securities except to the extent that a Series' investments may be considered loans;

(4) The Prime Series may not purchase any commercial paper or variable rate demand notes that would cause more than 25% of the value of the Series' total assets at the time of such purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry; and

(5) The Tax-Free Series may not purchase any securities (other than obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, certificates of deposit and guarantees of banks) that would cause more than 25% of the value of the Series' total net assets at the time of such purchase to be invested in: (i) securities of one or more issuers conducting their principal activities in the same state; (ii) securities, the interest on which is paid from revenues of projects with similar characteristics; or (iii) industrial development bonds the obligors of which are in the same industry.


(6) The Tax-Free Series will be invested so that at least 80% of the Series' income will be exempt from federal income taxes.


The investment objectives of each Series of the Fund as described under "Investment Objectives" and the foregoing restrictions are matters of fundamental policy except where noted and may not be changed without the affirmative vote of a majority of the outstanding shares of the Series affected. The Treasury Series has a policy, which may be changed by the Fund's Board of Directors and without shareholder approval, of limiting investments in U.S. Government obligations to U.S. Treasury obligations.


Further investment restrictions are listed in the Statement of Additional Information.




The Fund's Net Asset Value

The following sections describe how to buy and redeem shares of the Fund.

The price you pay or receive is the Fund's net asset value per share.


The net asset values per share of the Treasury Series and the Tax-Free Series are determined on each business day as of 11:00 a.m. (Eastern Time). The net asset value per share of the Prime Series is determined daily on each business day as of 12:00 noon (Eastern Time).

The Fund uses the amortized cost method of valuing portfolio securities and rounds the per share net asset value of each Series to the nearest whole cent. As a result, it is anticipated that the net asset value of each Series will remain constant at $1.00 per share. There can be no assurance, however, that this will always be the case.

You may buy or redeem shares on any day on which both the New York Stock Exchange and the Fund's custodian are open for business (a "Business Day"). If your order is entered before the Series' net asset value per share is determined for that day, the price you pay or receive will be based on that day's net asset value per share. If your order is entered after the Series' net asset value is determined for that day, the price you pay or receive will be based on the next Business Day's net asset value per share.





How to Buy Shares

General Information on Purchases

You may buy any Series of the Fund's shares through your securities dealer or through a financial institution that is authorized to act as a shareholder servicing agent. Contact them for details on how to enter and pay for your order.

Your purchase order may not be accepted if the sale of Fund shares has been suspended or if it is determined that your purchase would be detrimental to the interests of the Fund's shareholders.


Investment Minimums

Your initial investment in any Series must be at least $1,500. Subsequent investments in the same Series must be at least $100.

There is no minimum investment requirement if you are buying shares through your securities dealer's program for automatic investments and redemptions.


Purchase Price

The price you pay to buy shares will be the Fund's net asset value per share.

Investing Regularly

You may make regular investments in the Fund through either of the following methods. Contact your securities dealer or servicing agent if you wish to enroll in either of these programs or if you need any additional information.

Automatic Investment and Redemption Program. Your securities dealer or servicing agent may have established a special procedure to automatically invest proceeds from the sale of securities and other credit balances in your account in shares of the Series you have selected and to redeem shares of the Series you own to pay for securities purchases. Contact your securities dealer or servicing agent for details.

Dividend Reinvestment Plan. Unless you elect otherwise, all distributions will be reinvested in additional shares of the Series you own at net asset value. If you prefer to receive your distributions in cash, notify your securities dealer or your servicing agent at least five days before the date on which the next distribution will be paid. If you have redeemed all of the shares of a Series, your dividend will be paid in cash.




How to Redeem Shares

You may redeem any class of the Fund's shares through your securities dealer or servicing agent. Contact them for details on how to enter your order and for information as to how you will be paid.


Your securities dealer or servicing agent may require the following documents before they redeem your shares.


1) A letter of instructions specifying your account number and the number of shares or dollar amount you wish to redeem. All owners of the shares must sign the letter exactly as their names appear on the account.

2) A guarantee of your signature by a member of the Federal Deposit Insurance Corporation, a trust company, broker, dealer, securities exchange or association, clearing agency, savings association or (if authorized by state law) credit union.

3) Any additional documents that may be required if your account is in the name of a corporation, partnership, trust or fiduciary.


Redemption Price

The price you receive when you redeem shares will be the net asset value of the Series you are redeeming.


Other Redemption Information

Automatic Investment and Redemption Program. Your securities dealer or servicing agent may have established a special procedure to automatically invest proceeds from the sale of securities and other credit balances in your account in shares of the Series you have selected and to redeem shares of the Series you own to pay for securities purchases. Contact your securities dealer or servicing agent for details.

Redemption by Check. You may establish special check redemption privileges that will allow you to redeem shares of the Series you own by writing checks in amounts of $500 or more. These checks may be cashed or deposited in the same way as ordinary bank checks. You may use the same check regardless of which Series of the Fund you own. If you own shares of more than one Series of the Fund, your check will be honored first through redemption of shares of the Tax Free Series, then through redemption of shares of the Prime Series and, finally, through redemption of shares of the Treasury Series. You will continue to earn dividends on your shares until the check is presented for payment and the corresponding shares are redeemed. Check redemption information will appear in your account with your securities dealer or servicing agent. Cancelled checks will not be returned to you.

If the amount of your check exceeds the value of the shares of all Series you own, the check will be returned to the payee marked "non-sufficient funds." Checks written for amounts less than $500 may also be returned. The Fund, in its discretion, will honor such checks but will charge you a servicing fee of $15.

The Fund reserves the right to terminate or alter check redemption privileges at any time, to impose a service charge, or to charge you for checks. The Fund may also charge you for returned checks and for effecting stop payment orders.

If you are interested in establishing check redemption privileges, contact your securities dealer or servicing agent.

Other Information. Any dividends payable on shares you redeem will be paid on the next dividend payment date.

If you redeem sufficient shares to reduce your investment in a Series to $500 or less, the Fund has the power to redeem the remaining shares after giving you 60 days' notice.

If you paid for your purchase of shares by check, redemption of those shares will be restricted for a period of fifteen calendar days unless you are using the proceeds to purchase other securities through your securities dealer or servicing agent.

Dividends and Taxes



Dividends


All of the net income earned on each Series is normally declared as dividends daily to the respective shareholders of record of each Series. Dividends on each Series are normally payable on the first day that a share purchase order is effective but not on the date that a redemption order is effective. Dividends are declared daily and reinvested monthly in the form of additional full and fractional shares of the same Series at net asset value, unless you have elected to have dividends paid in cash.



Taxes



The following summary of certain federal income tax consequences is based on current tax laws and regulations, which may be changed by legislative, judicial or administrative action. No attempt has been made to present a detailed explanation of the federal, state or local tax treatment of the Fund or its shareholders, and the discussion here is not intended as a substitute for careful tax planning. Accordingly, you are advised to consult with your tax advisor regarding specific questions.


There is further information concerning taxes in the Statement of Additional Information.


Each Series of the Fund has elected to be taxed as a regulated investment company under Subchapter M of the Code. As long as a Series qualifies for this tax treatment, it will not pay federal income tax on amounts distributed to its shareholders; but shareholders, unless otherwise exempt, will pay taxes on taxable amounts so distributed.

The Tax-Free Series intends to qualify to pay "exempt-interest dividends" to its shareholders, by satisfying certain Code requirements described in the Statement of Additional Information. So long as these and certain other requirements are met, dividends of the Tax-Free Series derived from net tax-exempt interest income will be exempt-interest dividends that are excluded from the gross income of such Series' shareholders for federal income tax purposes. Exempt-interest dividends may, however, have collateral federal income tax consequences, including alternative minimum tax consequences. (See the Statement of Additional Information.)



Current federal tax law limits the types and volume of securities qualifying for the federal income tax exemption of interest, which may have an effect on the ability of the Fund to purchase sufficient amounts of tax-exempt securities to satisfy the Code's requirements for the payment of exempt-interest dividends. All or a portion of the interest on indebtedness incurred or continued by a shareholder to purchase or carry Shares is not deductible for federal income tax purposes. Furthermore, entities or persons who are "substantial users" (or persons related to "substantial users") of facilities financed by "private activity bonds" or "industrial development bonds" should consult their tax advisors before purchasing shares. (See the Statement of Additional Information.)



You will be taxed on distributions from a Series' net investment company taxable income as ordinary income. Distributions will not be eligible for the dividends received deduction otherwise available to corporate shareholders. Although no Series expects to realize any capital gains, any distributions of net capital gains (the excess of net long-term capital gains over net short-term capital losses) will be taxable to you as either short-term or long-term depending upon how long the Fund held the securities it sold to generate the gains. You will be taxed on the distributions according to the category stipulated by the Fund regardless of how long you have held your Fund shares.

Dividends declared payable to shareholders of record in December of one year, but paid in January of the following year, will be deemed for tax purposes to have been paid by a Series and received by you in the year in which the dividends were declared.

The Fund intends to make sufficient distributions of its ordinary income and capital gain net income prior to the end of each calendar year to avoid liability for federal excise tax.

The sale, exchange or redemption of shares is a taxable event for you.

If you own shares of the Treasury Series, you may not be required to pay state income tax on dividends to the extent such dividends are derived from interest on U.S. Treasury obligations. Since state laws vary, you are encouraged to consult with your tax advisor on this issue.




Management of the Fund

Board of Directors


The overall business and affairs of the Fund are managed by its Board of Directors. The Board of Directors approves all significant agreements between the Fund and persons or companies furnishing services to the Fund, including the Fund's agreements with its investment advisor, distributor, custodian and transfer agent. The day-to-day operations of the Fund are delegated to the Fund's executive officers, to the Fund's advisor and to the Fund's distributor. A majority of the Board of Directors of the Fund have no affiliation with the Fund's advisor or the Fund's distributor.




Investment Advisor



Investment Company Capital Corp. ("ICC"), an indirect subsidiary of Bankers Trust Corporation, was organized in 1987 and acts as the Fund's investment advisor. ICC supervises and manages the Fund's operations and generally provides management and administrative services for the Fund. ICC is investment advisor to mutual funds having net assets of approximately $7.4 billion at May 31, 1998. In addition to the Fund, these include the funds in the Flag Investors family of funds.

As compensation for providing investment advisory services to the Fund for the fiscal year ended March 31, 1998, ICC received a fee equal to 0.26% of the Prime Series' average daily net assets, 0.24% of the Treasury Series' average daily net assets and 0.27% of the Tax-Free Series' average daily net assets. ICC may, from time to time, voluntarily waive a portion of its advisory fee with respect to any Series to preserve or enhance the performance of the Series.

ICC also serves as the Fund's transfer and dividend disbursing agent and provides accounting services to each Series. An affiliate of ICC provides custody services to the Fund. (See "Custodian, Transfer Agent and Accounting Services.")


Distributor


ICC Distributors, Inc. ("ICC Distributors" or the "Distributor") has served as distributor for the Fund's three Series since August 31, 1997. ICC Distributors is a registered broker-dealer that offers distribution services to a variety of registered investment companies including the funds in the Flag Investors family of funds. ICC Distributors is not affiliated with the Fund's advisor. As compensation for providing distribution services for the period from August 31, 1997 through March 31, 1998, ICC Distributors received a fee equal to 0.25% (annualized) of the Fund's average daily net assets.


ICC Distributors may make payments to shareholder servicing agents, securities dealers, banks and other financial institutions, that provide shareholder services. Such financial institutions may charge you separately for these services.


ICC Distributors may use a portion of the fee it receives from the Fund to compensate securities dealers for opening shareholder accounts, processing investor purchase and redemption orders, responding to inquiries from Fund shareholders concerning the status of their accounts and operations of the Fund, and communicating with the Fund and its transfer agent on behalf of the Fund's shareholders. Additionally, ICC Distributors bears all expenses associated with advertisements, promotional materials, sales literature and printing and mailing prospectuses to other than Fund shareholders.




Current Yield


From time to time the Fund advertises the "yield" and "effective yield" of a particular Series or class. Both figures are based on historical earnings and are not intended to indicate future performance. The "yield" of a Series or class refers to the income generated by an investment in that Series or class over a seven-day period (which period will be stated in the advertisement). This income is then "annualized," that is, the amount of income generated by the investment during that week is assumed to be generated each week of a 52-week period and is shown as a percentage of the investment. The "effective yield" is calculated similarly, but when annualized, the income earned by an investment in the Fund is assumed to be reinvested. The "effective yield" will be slightly higher than the "yield" because of the compounding effect of this assumed reinvestment. The Tax-Free Series may also advertise a taxable-equivalent yield or effective yield, which are calculated by applying a stated income tax rate to the Series' tax-exempt income for the same periods and annualized as described above.


You may obtain the yield for any Series or class of the Fund by calling your securities dealer or (410) 895-5995.




General Information


Description of Shares


The Fund is an open-end, diversified management investment company. The Fund was reorganized under the laws of the State of Maryland on April 5, 1990. The Fund is authorized to issue 9 billion shares of common stock, with a par value of $.001 per share. Shares of the Fund are divided into three series, each with a par value of $.001 - the Prime Series, the Treasury Series and the Tax-Free Series. Each of the Series currently offers one or more classes, which differ from each other principally in distribution fees, in some instances shareholder servicing fees, and the method of distribution, which may affect performance. For information regarding the other classes of shares, please call (800) 553-8080. Shares of the Fund have equal rights with respect to voting, except that the holders of shares of a particular Series or class will have the exclusive right to vote on matters affecting only the rights of the holders of such Series or class. For example, holders of a particular Series will have the exclusive right to vote on any investment advisory agreement or investment restriction that relates only to such Series. In the event of dissolution or liquidation, holders of shares of each Series will receive pro rata, subject to the rights of creditors, (a) the proceeds of the sale of the assets held in the respective Series less (b) the liabilities of the Fund attributable to the respective Series or allocated among all Series based on the respective liquidation value of each Series.

There are no preemptive or conversion rights applicable to any of the Fund's shares. The Fund's shares, when issued, will be fully paid and non-assessable. The Board of Directors may create additional series or classes of Fund shares without shareholder approval.



Custodian, Transfer Agent and Accounting Services

Investment Company Capital Corp., the Fund's investment advisor, also serves as the Fund's transfer and dividend disbursing agent and provides accounting services to each Series. As compensation for providing accounting services to the Prime Series and the Treasury Series for the fiscal year ended March 31, 1998, ICC received from the Fund a fee equal to 0.01% of the Prime Series' average daily net assets and 0.02% of the Treasury Series' average daily net assets. As compensation for providing accounting services to the Tax-Free Series, ICC receives from the Fund an annual fee equal to $13,000, plus a percentage of the Tax-Free Series' average daily net assets in excess of $10 million at a maximum rate of 0.10% of net assets, and declining at various asset levels to a minimum rate of 0.001% on assets of $1 billion or more. Bankers Trust Company, a subsidiary of Bankers Trust Corporation acts as custodian of the Fund's assets. (See the Statement of Additional Information.)



Annual Meetings


The Fund does not expect to hold annual meet-ings of shareholders unless required by Maryland law. Shareholders may remove directors from office by votes cast at a meeting of shareholders or by written consent. A meeting of shareholders may be called at the request of the holders of 10% or more of the Fund's outstanding shares.


Reports


You will be furnished with semi-annual reports containing information about the Fund and its operations, including a list of investments held in the Fund's portfolio and financial statements. The annual financial statements are audited by the Fund's independent accountants, PricewaterhouseCoopers LLP.



Shareholder Inquiries


If you have questions concerning your shares, contact the Transfer Agent at
(800) 553-8080 or your securities dealer or servicing agent.

                     BT ALEX. BROWN CASH RESERVE FUND, INC.





                              Investment Advisor
                       INVESTMENT COMPANY CAPITAL CORP.
                               One South Street
                           Baltimore, Maryland 21202





       Distributor                                         Fund Counsel
  ICC DISTRIBUTORS, INC.                            MORGAN, LEWIS & BOCKIUS LLP
     P.O. Box 7558                                    2000 One Logan Square
  Portland, Maine 04101                         Philadelphia, Pennsylvania 19103






       Custodian                                     Independent Accountants
  BANKERS TRUST COMPANY                            PRICEWATERHOUSECOOPERS LLP
   130 Liberty Street                                 250 West Pratt Street
 New York, New York 10006                           Baltimore, Maryland 21201






                                Transfer Agent
                        INVESTMENT COMPANY CAPITAL CORP.
                               One South Street
                           Baltimore, Maryland 21202
                               (800) 553-8080

--------------------------------------------------------------------------------








BT Alex. Brown Cash Reserve Fund, Inc.
P.O. Box 17250
Baltimore, Maryland 21203

             BT ALEX. BROWN
             CASH RESERVE
             FUND, INC.

             Prime Series
             Treasury Series
             Tax-Free Series





             Prospectus

             August 1, 1998



                                   BULK RATE
                                 U.S. POSTAGE
                                     PAID
                                Farmingdale, N.Y.
                                 Permit No. 225





[GRAPHIC OMITTED]

--------------------

--------------------------------------------------------------------------------


                                [GRAPHIC OMITTED]

                                 FLAG INVESTORS

                           CASH RESERVE PRIME SHARES


                          (Class A and Class B Shares)


                   Prospectus & Application -- August 1, 1998

--------------------------------------------------------------------------------



BT Alex. Brown Cash Reserve Fund, Inc. (the "Fund") is a money market fund designed to seek as high a level of current income as is consistent with preservation of capital and liquidity.


This Prospectus relates to the Flag Investors Cash Reserve Prime Shares--Class A and Class B (the "Flag Investors Shares") of the Prime Series of the Fund. Flag Investors Shares are available through your securities dealer or the Fund's transfer agent. However, Flag Investors Class B Shares are available only through the exchange of Class B shares of other funds in the Flag Investors family of funds. (See "How to Buy Shares.")



You may obtain the Fund's Statement of Additional Information without charge from the Fund or any securities dealer that has entered into a dealer agreement with the Fund's distributor.



This Prospectus sets forth basic information that you should know about the Flag Investors Shares prior to investing. You should retain it for future reference. A Statement of Additional Information dated August 1, 1998, has been filed with the Securities and Exchange Commission and is hereby incorporated by reference. It is available upon request and without charge by calling the Fund at (800) 553-8080.



For current yield information and for purchase and redemption information, call your securities dealer or (410) 895-5995.



TABLE OF CONTENTS



Fund Expenses ......................     1
Financial Highlights ...............     2
Investment Program .................     5
Investment Restrictions ............     6
The Fund's Net Asset Value .........     6
How to Buy Shares ..................     7
How to Redeem Shares ...............     8
Telephone Transactions .............     9
Dividends and Taxes ................     9
Management of the Fund .............    10
Investment Advisor .................    10
Distributor ........................    10
Custodian, Transfer Agent and
    Accounting Services ............    11
Current Yield ......................    11
General Information ................    11
Application ........................    A-1

The Fund's shares are not deposits or obligations of, or guaranteed or endorsed by any bank. The shares are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in the shares involves risk, including possible loss of principal.


An investment in the Fund is neither insured nor guaranteed by the United States Government. There can be no assurance that the Prime Series will be able to maintain a stable net asset value of $1.00 per share.

Flag Investors Funds
P.O. Box 515
Baltimore, Maryland 21203


--------------------------------------------------------------------------------

  These securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Securities and Exchange Commission passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


                      [THIS PAGE INTENTIONALLY LEFT BLANK]


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

FUND EXPENSES

--------------------------------------------------------------------------------
Shareholder Transaction Expenses:



                                                                                     Flag           Flag
                                                                                  Investors       Investors
                                                                                   Class A         Class B
                                                                                    Shares         Shares
                                                                                 -----------   --------------
Maximum Sales Charge Imposed on Purchases ....................................       None*          None
Maximum Sales Charge Imposed on Reinvested Dividends .........................       None           None
Maximum Deferred Sales Charge (as a percentage of original purchase price or
 redemption proceeds, whichever is lower) ....................................       None*          4.00%**


Annual Fund Operating Expenses (as a percentage of average daily net assets):

Management Fees ..............................................................       0.26%          0.26%
12b-1 Fees ...................................................................       0.25%          0.75%
Other Expenses (including a 0.25% shareholder servicing fee for the Flag
 Investors Class B Shares) ...................................................       0.16%          0.41%***
                                                                                    -----           -----
Total Fund Operating Expenses ................................................       0.67%          1.42%
                                                                                    =====           =====





---------------
* Flag Investors Class A Shares are not subject to a sales charge. However, if you exchange Class A shares of another Flag Investors fund for Class A Shares, you will retain liability for any contingent deferred sales charge due on such shares upon redemption. (See "How to Buy Shares" and "How to Redeem Shares.")
** You will be required to pay a contingent deferred sales charge if you redeem your Class B Shares within six years of purchase. The amount of the charge declines in relation to the time you hold your shares. Class B Shares will automatically convert to Class A Shares six years after purchase. (See "How to Redeem Shares.")
*** A portion of the shareholder servicing fee is allocated to member firms of the National Association of Securities Dealers, Inc. and qualified banks for services provided and expenses incurred in maintaining your account, responding to your inquiries and providing you with information on your investments.

Example:                                                    1 year     3 years     5 years     10 years
--------                                                    --------   ---------   ---------   ------------
You would pay the following expenses on a $1,000 invest-
ment, assuming (1) 5% annual return and (2) redemption at
the end of each time period:

 Flag Investors Class A Shares ..........................     $ 7        $21         $37         $  83
 Flag Investors Class B Shares ..........................     $54        $75         $98         $ 131*

 You would pay the following expenses on the same invest-ment, assuming no redemption:

 Flag Investors Class B Shares ..........................     $14        $45         $78         $ 131*


-----------
* Expenses assume that Class B Shares are converted to Class A Shares at the end of six years. Therefore, the expense figures assume six years of Class B expenses and four years of Class A expenses.



The Expenses and Example shown in the table above should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown.

     The purpose of the foregoing table is to describe the various costs and expenses that you will bear directly or indirectly when you invest in the Fund. If you purchase Flag Investors Shares through a financial institution, you may be charged separate fees by that institution.

     Your actual expenses may be greater or less than those shown. Due to the continuous nature of Rule 12b-1 fees, you may pay more than the equivalent of the maximum front-end sales charges permitted by the Conduct Rules of the National Association of Securities Dealers, Inc. if you hold your shares for a long time.


                                                                               1
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

     The financial highlights included in this table are a part of the Fund's financial statements for the Prime Series for the indicated fiscal periods that have been audited by the Fund's independent accountants. The financial statements and financial highlights for the fiscal year ended March 31, 1998 and the report of the Fund's independent accountants thereon are included in the Statement of Additional Information, which can be obtained at no charge by calling the Fund at (800) 767-FLAG.



Prime Series (including Flag Investors Class A Shares(1))

(For a share outstanding throughout each period)
--------------------------------------------------------------------------------


                                                For the Year Ended
                                                    March 31,
                                               --------------------
                                                       1998(1)
                                               --------------------
Per Share Operating Performance:
 Net asset value at beginning of period .....     $        1.00
                                                  -------------

Income from Investment Operations:
 Net investment income ......................            0.0494

Less Distributions:
 Dividends from net investment income
   and/or short-term gains ..................           (0.0494)
                                                  ---------------
 Net asset value at end of period ...........     $        1.00
                                                  ===============
Total Return
 Based on net asset value per share .........              5.05%

Ratios to Average Daily Net Assets:
 Expenses ...................................              0.67%
 Net investment income ......................              4.94%

Supplemental Data:
 Net assets at end of period ................    $3,172,274,336(4)
  Number of shares outstanding at end of
   period ...................................     3,172,265,593


                                                               For the Year Ended March 31,
                                               -------------------------------------------------------------
                                                      1997(1)                1996(1)               1995(1)
                                               -------------------  -------------------  -------------------
Per Share Operating Performance:
 Net asset value at beginning of period .....     $       1.00         $       1.00         $       1.00
                                                  ------------         ------------         ------------

Income from Investment Operations:
 Net investment income ......................           0.0478               0.0524               0.0442

Less Distributions:
 Dividends from net investment income
   and/or short-term gains ..................          (0.0478)             (0.0524)             (0.0442)
                                                  ------------       --------------       --------------
 Net asset value at end of period ...........     $       1.00         $       1.00         $       1.00
                                                  ============       ==============       ==============
Total Return
 Based on net asset value per share .........             4.88%                5.36%                4.51%

Ratios to Average Daily Net Assets:
 Expenses ...................................             0.63%                0.60%                0.61%
 Net investment income ......................             4.78%                5.25%                4.26%

Supplemental Data:
 Net assets at end of period ................    $2,552,053,912      $2,392,658,047       $1,479,806,435
  Number of shares outstanding at end of
   period ...................................     2,552,045,195       2,392,661,216        1,479,804,186



--------------------------------------------------------------------------------

(1) Per share information and ratios of the Flag Investors Class A Shares are identical to the Prime Shares since January 5, 1989 (the date Flag Investors Class A Shares commenced operations).
(2) The Fund's fiscal year-end was changed from April 30 to March 31.
(3) Annualized.
(4) Net assets consist of: Prime Shares -- $3,164,537,551 and Flag Investors Class A Shares -- $7,736,785.


2
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


                                                                                                               For the
                                                                                                                Eleven
                                                                                                                Months
                                                                                                                Ended
                                     For the Year Ended March 31,                                             March 31,
-------------------------------------------------------------------------------------------------------  -------------------
       1994(1)                1993(1)              1992(1)               1991(1)           1990(1)             1989(1,2)
-------------------  -------------------  -------------------  -------------------  -------------------  -------------------

   $       1.00          $      1.00         $       1.00         $       1.00         $       1.00         $       1.00
   ------------         ------------         ------------         ------------         ------------         ------------

         0.0262               0.0295               0.0485               0.0734               0.0846               0.0712

        (0.0262)             (0.0295)             (0.0485)            ( 0.0734)            ( 0.0846)            ( 0.0712)
   ------------       --------------       --------------       --------------       --------------       --------------
   $       1.00          $      1.00         $       1.00         $       1.00         $       1.00         $       1.00
   ============       ==============       ==============       ==============       ==============       ==============
           2.65%                2.99%                4.96%                7.59%                8.80%                8.01%(3)


           0.62%                0.63%                0.61%                0.59%                0.52%                0.54%(3)
           2.62%                2.95%                4.84%                7.31%                8.42%                7.81%(3)

 $1,368,451,627       $1,481,103,834       $1,512,362,510       $1,295,888,161       $1,312,276,151       $1,084,793,157
  1,368,449,549        1,481,101,756        1,512,360,432        1,295,888,161        1,312,272,415        1,084,789,421


                                                                               3
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS(concluded)

--------------------------------------------------------------------------------
Prime Series (Flag Investors Class B Shares)

(For a share outstanding throughout each period)
--------------------------------------------------------------------------------



                                                                                          For the Period
                                                            For the Year Ended March 31, April 3, 1995(1)
                                                           -----------------------------     through
                                                               1998           1997        March 31, 1996
                                                           ------------   ------------   ---------------
Per Share Operating Performance:
 Net asset value at beginning of period ................     $  1.00        $  1.00         $  1.00
                                                             -------        -------         -------
Income from Investment Operations:
 Net investment income .................................      0.0418         0.0414          0.0361

Less Distributions:
 Dividends from net investment income and/or short-term
   gains ...............................................     (0.0418)       (0.0414)        (0.0361)
                                                             -------        -------         -------
 Net asset value at end of period ......................     $  1.00        $  1.00         $  1.00
                                                             =======        =======         =======
Total Return:
 Based on net asset value per share ....................        4.27%          4.22%           3.69%(2)

Ratios to Average Daily Net Assets:
 Expenses ..............................................        1.42%          1.38%           1.38%(2)
 Net investment income .................................        4.18%          4.14%           4.30%(2)

Supplemental Data:
 Net assets at end of period ...........................    $184,382       $227,098        $ 10,200
 Number of shares outstanding at end of period .........     184,382        227,098          10,200



-----------
(1) Commencement of operations.
(2) Annualized.


4
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

INVESTMENT PROGRAM

--------------------------------------------------------------------------------

      The Fund is a money market fund which seeks as high a level of current income as is consistent with preservation of capital and liquidity. This Prospectus relates exclusively to the Flag Investors Class A and Class B Shares, which are two of the five classes of shares currently offered by the Prime Series.


Investment Objective


      The investment objective of the Prime Series is to seek as high a level of current income as is consistent with preservation of capital and liquidity. The Prime Series seeks to achieve its objective by investing in a diversified portfolio of high quality money market instruments with maturities of 397 days or less from the date of purchase.



Portfolio Investments


      The Prime Series seeks to achieve its objective by investing in domestic money market instruments that satisfy strict credit quality standards and that mature within 397 days or less from the date of purchase. The Prime Series may invest in U.S. Treasury obligations, obligations issued or guaranteed by agencies or instrumentalities of the U.S. Government and a broad range of bank and commercial obligations that the investment advisor, under guidelines established by the Board of Directors, believes present minimal credit risk and that satisfy the criteria for such obligations discussed below:


      U.S. Treasury Obligations consisting of marketable securities and instruments issued by the United States Treasury, including bills, notes, bonds and other obligations.

      Obligations of U.S. Government Agencies consisting of obligations issued or guaranteed as to principal and interest by agencies or instrumentalities of the U.S. Government. Some of these obligations are backed by the full faith and credit of the U.S. Government (e.g., the Government National Mortgage Association), others are supported by the issuing agency's right to borrow from the U.S. Treasury (e.g., securities of Federal Home Loan Banks) and still others are backed only by the credit of the instrumentality (e.g., the Federal National Mortgage Association).


      Bank Instruments consisting mainly of certificates of deposit and bankers' acceptances that (a) are issued by U.S. banks that satisfy applicable quality standards; or (b) are fully insured as to principal and interest by the Federal Deposit Insurance Corporation.

      Commercial Instruments consisting of commercial paper and variable amount master demand notes. Eligible commercial paper is limited to short-term unsecured promissory notes issued by corporations that (i) are rated Prime-1 by Moody's Investors Service, Inc. ("Moody's") or A-1+ or A-1 by Standard & Poor's Ratings Group ("S&P"); or (ii) if not rated by Moody's or S&P, are of comparable quality to Prime-1 or A-1+ or A-1 instruments as determined by the Fund's investment advisor; and (iii) are otherwise "Eligible Securities" as defined in Rule 2a-7 under the Investment Company Act of 1940, as amended. Variable amount master demand notes are unsecured demand notes that permit investment of fluctuating amounts of money at variable rates of interest pursuant to arrangements with issuers who meet the foregoing quality criteria. The interest rate on a variable amount master demand note is periodically redetermined according to a prescribed formula. Although there is no secondary market in master demand notes, the payee may demand payment of the principal amount of the note on relatively short notice. All master demand notes acquired by the Prime Series will be payable within a prescribed notice period not to exceed seven days. (See the Statement of Additional Information for information with respect to commercial paper and bond ratings.)

      The Prime Series may enter into the following arrangements:


      Repurchase Agreements under which the purchaser (for example, the Prime Series) acquires ownership of an obligation and the seller agrees, at the time of the sale, to repurchase the obligation at a mutually agreed upon time and price, thereby determining the yield during the purchaser's holding period. Although the underlying collateral for repurchase agreements may have maturities exceeding 397 days, repurchase agreements entered into by the Prime Series will not have a stated maturity in excess of seven days from the date of purchase. Default by, or bankruptcy proceedings with respect to the seller may, however, expose the Series to possible loss because of adverse market action or delay in connection with the disposition of the underlying obligations.


      When-Issued Securities involving commitments by the Prime Series to purchase portfolio securities on a "when-issued" basis. When-issued securities are securities purchased for delivery beyond the normal settlement date at a stated price and yield. The Prime Series will generally not pay for such securities or start earning interest on them until they are received. When-issued commitments will not be used for speculative purposes and will be entered into only with the intention of actually acquiring the securities.

      Reverse Repurchase Agreements involving the sale of money market instruments held by the Prime


                                                                               5
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Series, with an agreement to repurchase the instrument at an agreed upon price and date. The Prime Series will employ reverse repurchase agreements only when necessary to meet unanticipated net redemptions so as to avoid liquidating other money market instruments during unfavorable market conditions. The Prime Series will utilize reverse repurchase agreements when the interest income to be earned from portfolio investments that would otherwise have to be liquidated to meet redemptions is greater than the interest expense incurred as a result of the reverse repurchase transactions. Reverse repurchase agreements involve the risk that the market value of securities retained by the Prime Series in lieu of liquidation may decline below the repurchase price of the securities sold by the Prime Series, which it is obligated to repurchase.



INVESTMENT RESTRICTIONS

--------------------------------------------------------------------------------


      The Prime Series' investment program is subject to a number of investment restrictions that reflect self-imposed standards as well as federal regulatory limitations. The Prime Series will not:


(1) purchase securities of any one issuer (other than obligations of the U.S. Government, its agencies or instrumentalities), if immediately after such purchase more than 5% of the value of the Prime Series' assets would be invested in such issuer;


(2) purchase any commercial paper or variable rate demand notes that would cause more than 25% of the value of the Prime Series' total assets at the time of such purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry;


(3)  borrow money or issue senior securities, except that the Prime Series may
     (a) borrow money from banks for temporary purposes in amounts up to 10% of the value of the Prime Series' total assets at the time of borrowing, provided that any such borrowings will be repaid prior to the purchase of additional portfolio securities by the Prime Series, (b) enter into reverse repurchase agreements in accordance with its investment program, and (c) enter into commitments to purchase securities in accordance with the Prime Series' investment program, which commitments may be considered the issuance of senior securities; or

(4) lend money or securities except to the extent that the Prime Series' investments may be considered loans.


      The Prime Series' investment objective as described under "Investment Objective" and the foregoing restrictions are matters of fundamental policy and may not be changed without the affirmative vote of a majority of the outstanding shares of the Prime Series.

      Further investment restrictions are listed in the Statement of Additional Information.

THE FUND'S NET ASSET VALUE


--------------------------------------------------------------------------------


      The following sections describe how to buy and redeem shares of the Fund.



      The price you pay when you buy shares is the Fund's net asset value per share. The price you receive when you redeem Class A Shares is also the Fund's net asset value per share. The price you receive when you redeem Class B Shares is based on the Fund's net asset value per share but may be reduced by a sales charge. Read the section on how to redeem shares for details on how and when these charges may or may not be imposed.


      The net asset value per share of the Prime Series is determined on each business day as of 12:00 noon (Eastern Time).


      The Fund uses the amortized cost method of valuing portfolio securities and rounds the per share net asset value to the nearest whole cent. As a result, it is anticipated that the net asset value of the Prime Series will remain constant at $1.00 per share. There can be no assurance, however, that this will always be the case.

      You may buy or redeem shares on any day on which both the New York Stock Exchange and the Fund's custodian are open for business (a "Business Day"). If your order is entered before the Prime Series' net asset value per share is determined for that day, the price you pay or receive will be based on that day's net asset value per share. If your order is entered after the Prime Series' net asset value per share is determined for that day, the price you pay or receive will be based on the next Business Day's net asset value per share.



6
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

HOW TO BUY SHARES


--------------------------------------------------------------------------------


General Information on Purchases

      You may buy Class A Shares through your securities dealer or through any financial institution that is authorized to act as a shareholder servicing agent. Contact them for details on how to enter and pay for your order. You may also buy Class A Shares by sending your check (along with a completed Application Form) directly to the Fund. The Application Form, which includes instructions, is attached to this Prospectus. In addition, you may buy Class A Shares through the exchange of Class A shares of other funds in the Flag Investors family of funds.

      You may buy Class B Shares only through the exchange of Class B shares of other funds in the Flag Investors family of funds. You may make an exchange through your securities dealer or servicing agent.

      Your order to purchase shares is effective only when your securities dealer, or servicing agent receives your order in proper form and federal funds are available to the Fund for investment. If you pay for shares by check, your check is normally converted into federal funds within two business days. The Fund reserves the right to reject any order for the purchase of shares. If you purchase Flag Investors Shares by check, redemption of those shares may be restricted. See the section on redemptions below.


Investment Minimums

      Your initial investment in Class A Shares must be at least $2,000. Your initial investment in Class B Shares, which are only available through exchange, is $500. Subsequent investments must be at least $100. The following are exceptions to these minimums:

      o If you are investing in an IRA account, your initial investment in Class A Shares may be as low as $1,000.

      o If you are a shareholder of any other Flag Investors fund, your initial investment in this Fund may be as low as $500.

      o If you are a participant in the Class A Shares' Automatic Investing Plan, your initial investment may be as low as $250. If you participate in the monthly plan, your subsequent investments may be as low as $100. If you participate in the quarterly plan, your subsequent investments may be as low as $250. Refer to the section on the Fund's Automatic Investing Plan for details.

      o There is no minimum investment requirement for qualified retirement plans such as 401(k), pension or profit sharing plans.

Purchase Price



      The price you pay to buy shares will be the Fund's net asset value per share.

Purchases by Exchange


      You may exchange shares of any other Flag Investors fund for an equal dollar amount of Class A or Class B Shares, as applicable, without paying a sales charge. The Fund may modify or terminate this offer of exchange upon 60 days' prior written notice.


      You may request an exchange through your securities dealer or servicing agent. Contact them for details on how to enter your order. If your shares are in an account with the Fund's Transfer Agent, you may also request an exchange directly through the Transfer Agent by mail or telephone.


Investing Regularly


      You may make regular investments in the Fund through any of the following methods. If you wish to enroll in any of these programs or if you need any additional information, complete the appropriate section of the attached Application Form, or contact your securities dealer, your servicing agent, or the Transfer Agent.


      Automatic Investing Plan. You may elect to make a regular monthly or quarterly investment in Class A Shares. The amount you decide upon will be withdrawn from your checking account using a pre-authorized check. When the money is received by the Transfer Agent, it will be invested in Class A Shares at that day's net asset value. Either you or the Fund may discontinue your participation upon 30 days' notice.


      Dividend Reinvestment Plan. Unless you elect otherwise, all income and capital gains distributions will be reinvested in additional Fund shares of the same class at net asset value. You may elect to receive your distributions in cash or to have your distributions invested in shares of other Flag Investors funds. To make either of these elections or to terminate automatic reinvestment, complete the appropriate section of the attached Application Form or notify the Transfer Agent, your securities dealer or your servicing agent at least five days before the date on which the next dividend or distribution will be paid.


      Systematic Purchase Plan. You may also purchase any class of shares through a systematic purchase plan. Contact your securities dealer or servicing agent for details.



                                                                               7
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

HOW TO REDEEM SHARES


--------------------------------------------------------------------------------


      You may redeem either class of the Fund's shares through your securities dealer or servicing agent. Contact them for details on how to enter your order and for information on how you will be paid. If your shares are in an account with the Fund, you may also redeem shares by contacting the Transfer Agent by mail or (if you are redeeming less than $50,000) by telephone. The Transfer Agent will mail your redemption check within seven days after it receives your order in proper form. Refer to the section on telephone transactions for more information on this method of redemption.

      Your securities dealer, your servicing agent, or the Transfer Agent may require the following documents before they redeem your shares:


      1) A letter of instructions specifying your account number and the number of shares or dollar amount of the class you wish to redeem. The letter must be signed by all owners of the shares exactly as their names appear on the account.

      2) If you are redeeming more than $50,000, a guarantee of your signature by a member of the Federal Deposit Insurance Corporation, a trust company, broker, dealer, securities exchange or association, clearing agency, savings association or (if authorized by state law) credit union.

      3) Any additional document that may be required if your account is in the name of a corporation, partnership, trust or fiduciary.


Redemption Price

      The price you receive when you redeem your Class A Shares will be net asset value. The price you receive when you redeem your Class B Shares will be net asset value less any applicable sales charge.

      The amount of any sales charge deducted from your Class B Shares' redemption price will be determined according to the following schedule:






                            Sales Charge as a Percentage
                                of the Dollar Amount
   Years Since Purchase          Subject to Charge
--------------------------------------------------------
First ..........................        4.00%
Second .........................        4.00%
Third ..........................        3.00%
Fourth .........................        3.00%
Fifth ..........................        2.00%
Sixth ..........................        1.00%
Thereafter .....................         None

      Determination of Sales Charge: The sales charge applicable to your redemption of Class B Shares is calculated in the manner that results in the lowest possible rate:



      1) The sales charge is applied to the lesser of the cost of the shares or their current market value.


      2) No sales charge will be applied to shares you own as a result of reinvesting dividends or distributions.


      3) If you have purchased shares at various times, the sales charge will be applied first to shares you have owned for the longest period of time.


      4) If you acquired the shares through an exchange of shares of another Flag Investors fund, the period of time you held the original shares will be combined with the period of time you held the shares being redeemed to determine the years since purchase.



      Waiver of Sales Charge: You may redeem Class B Shares without paying a sales charge under any of the following circumstances:



      1) If you are exchanging your shares for Class B shares of another Flag Investors fund.


      2) If your redemption represents the minimum required distribution from an individual retirement account or other retirement plan.


      3) If shares are being redeemed in your account following your death or a determination that you are disabled. This waiver applies only under the following conditions:


           (i) The account is registered in your name either individually, as a joint tenant with rights of survivorship, as a participant in community property, or as a minor child under the Uniform Gifts or Uniform Transfers to Minors Act.


            (ii) Either you or your representative notifies your securities dealer, servicing agent or the Transfer Agent that such circumstances exist.



      Automatic Conversion of Class B Shares. Your Class B Shares, along with any reinvested dividends or distributions associated with those shares, will be automatically converted to Class A Shares six years after your purchase. This conversion will be made on the basis of the relative net asset values of the classes and will not be a taxable event to you.



8
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Other Redemption Information


      If you own Fund shares having a value of at least $10,000, you may arrange to have some of your shares redeemed monthly or quarterly under the Fund's Systematic Withdrawal Plan. Each redemption under this plan involves all the tax and sales charge implications normally associated with Fund redemptions. Contact your securities dealer, your servicing agent or the Transfer Agent for information on this plan.


      Any dividends payable on shares you redeem will be paid on the next dividend payable date. If you have redeemed all of your shares by that time, the dividend will be paid to you by check, whether or not that is the payment option you have selected.

      If you redeem sufficient shares to reduce your investment to $500 or less, the Fund has the power to redeem the remaining shares after giving you 60 days' notice.

      If you paid for your purchase of shares by check, redemption of those shares will be restricted for a period of fifteen calendar days unless you are redeeming shares through your securities dealer or servicing agent and are using the proceeds to purchase other securities in that account.

TELEPHONE TRANSACTIONS
--------------------------------------------------------------------------------


      If your shares are in an account with the Transfer Agent, you may redeem them in any amount up to $50,000 or exchange them for shares in another Flag Investors fund by calling the Transfer Agent on any Business Day between the hours of 8:30 a.m. and 5:30 p.m (Eastern Time). You are automatically entitled to telephone transaction privileges unless you specifically request that no telephone redemptions or exchanges be accepted for your account. You may make this election when you complete the Application Form or at any time thereafter by completing and returning documentation supplied by the Transfer Agent.


      The Fund and the Transfer Agent will employ reasonable procedures to confirm that telephoned instructions are genuine. These procedures include requiring you to provide certain personal identification information at the time your account is opened and prior to effecting each telephone transaction. You may be required to provide additional telecopied instructions. If these procedures are employed, neither the Fund nor the Transfer Agent will bear any liability for following instructions received by telephone that they reasonably believe to be genuine. Your telephone transaction request will be recorded.

      During periods of extreme economic or market changes, you may experience difficulty in contacting the Transfer Agent by telephone. In such event, you should make your request by mail.



DIVIDENDS AND TAXES
--------------------------------------------------------------------------------

Dividends

      All of the net income earned on the Flag Investors Shares is normally declared as dividends daily to the respective shareholders of record of such shares. Dividends on Flag Investors Shares are normally payable on the first day that a purchase or exchange order is effective but not on the date that a redemption order is effective.

Taxes


      The following summary of certain federal income tax consequences is based on current tax laws and regulations, which may be changed by legislative, judicial or administrative action. No attempt has been made to present a detailed explanation of the federal, state or local tax treatment of the Fund or its shareholders, and the discussion herein is not intended as a substitute for careful tax planning. Accordingly, you are advised to consult with your tax advisor regarding specific questions.


      There is further information concerning taxes in the Statement of Additional Information.


      The Prime Series has elected to be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. As long as the Prime Series qualifies for this tax treatment, it will not pay federal income taxes on amounts distributed to its shareholders; but shareholders, unless otherwise exempt, will pay taxes on the amounts so distributed.


      You will be taxed on distributions of net investment company taxable income as ordinary income. Although the Prime Series does not expect to realize any capital gains, any distributions of net capital gains (the excess of net long-term capital gains over net short-term capital losses) will be taxable to you as either short-term or long-term depending upon how long the Fund held the securities it sold to generate the gains. You will be taxed on the distributions according to the category stipulated by the Fund regardless of how long you have held your Fund shares. Distributions from the Fund will not be eligible for the dividends received deduction otherwise available for corporate shareholders.




                                                                               9
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

      Dividends declared payable to shareholders of record in December of one year, but paid in January of the following year, will be deemed for tax purposes to have been received by you and paid by the Prime Series in the year in which the dividends were declared.

      The Fund intends to make sufficient distributions of its ordinary income and capital gain net income prior to the end of each calendar year to avoid liability for federal excise tax.

      The sale, exchange or redemption of Flag Investors Shares is a taxable event for you.



MANAGEMENT OF THE FUND
--------------------------------------------------------------------------------


      The overall business and affairs of the Fund are managed by its Board of Directors. The Board of Directors approves all significant agreements between the Fund and persons or companies furnishing services to the Fund, including the Fund's agreements with its investment advisor, distributor, custodian and transfer agent. The day-to-day operations of the Fund are delegated to the Fund's executive officers, to the Advisor, and to the Distributor. A majority of the Board of Directors of the Fund have no affiliation with the Distributor or the Advisor.



INVESTMENT ADVISOR
--------------------------------------------------------------------------------



      Investment Company Capital Corp. ("ICC" or the "Advisor"), an indirect subsidiary of Bankers Trust Corporation, was organized in 1987 and acts as investment advisor to the Prime Series. ICC supervises and manages the Prime Series' operations and generally provides management and administrative services for the Prime Series. In addition, ICC is responsible for managing the Prime Series' investments. ICC is investment advisor to mutual funds having net assets of approximately $7.4 billion as of May 31, 1998. In addition to this Fund, these include the funds in the Flag Investors family of funds.


      ICC may, from time to time, voluntarily waive a portion of its advisory fee with respect to the Prime Series to preserve or enhance the performance of the Series. As compensation for providing investment advisory services to the Prime Series for the fiscal year ended March 31, 1998, ICC received a fee equal to 0.26% of the Prime Series' average daily net assets.




      ICC also serves as the Fund's transfer and dividend disbursing agent and provides accounting services to the Prime Series. An affiliate of ICC provides custody services to the Fund. (See "Custodian, Transfer Agent and Accounting Services.")

DISTRIBUTOR
--------------------------------------------------------------------------------


      ICC Distributors, Inc. ("ICC Distributors" or the "Distributor") has served as distributor of the Flag Investors Shares since August 31, 1997. ICC Distributors is a registered broker-dealer that offers distribution services to a variety of registered investment companies including other funds in the Flag Investors family of funds. ICC Distributors is not affiliated with the Advisor.

      The Fund has adopted a Distribution Agreement and related Plans of Distribution with respect to the Class A and Class B Shares (the "Plans"), pursuant to Rule 12b-1 under the 1940 Act. In addition, the Fund may enter into agreements with certain financial institutions, including certain banks and BT Alex. Brown Incorporated, to provide shareholder services, pursuant to which the Distributor may allocate on a proportional basis up to all of its distribution fee as compensation for such financial institutions' ongoing shareholder services. Such financial institutions may charge you separately for these services.

      As compensation for providing distribution services for the Class A Shares for the period from August 31, 1997 through March 31, 1998, the Distributor received a fee equal to 0.25% (annualized) of the average daily net assets of the Class A Shares.

      As compensation for providing distribution and shareholder services for the Class B Shares for the period from August 31, 1997 through March 31, 1998, the Distributor received a distribution fee equal to 0.75% (annualized) of the Class B Shares' average daily net assets and a shareholder servicing fee equal to 0.25% of the Class B Shares' average daily net assets. The distribution fee is used to compensate the Distributor for its services and expenses in distributing



10
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

the Class B Shares. The shareholder servicing fee is used to compensate the Distributor, securities dealers and servicing agents for services provided and expenses incurred in maintaining your account, responding to your inquiries and providing you with information on your investments.


      Payments under the Plans are made as described above regardless of the Distributor's actual cost of providing distribution services. If the cost of providing distribution services to the Fund is less than the payments received, the Distributor may retain the unexpended portion of the distribution fee. ICC Distributors or the Advisor and their respective affiliates may make payments from their own resources to securities dealers and servicing agents. Payments by the Distributor may include additional discounts or promotional incentives in the form of cash or other compensation (including merchandise or travel).




CUSTODIAN, TRANSFER AGENT AND ACCOUNTING SERVICES
--------------------------------------------------------------------------------



      Investment Company Capital Corp. is the Fund's transfer and dividend disbursing agent and provides accounting services to the Prime Series. As compensation for providing accounting services to the Prime Series for the fiscal year ended March 31, 1998, ICC received a fee equal to 0.01% of the Prime Series' average daily net assets. Bankers Trust Company, a subsidiary of Bankers Trust Corporation, acts as custodian of the Fund's assets. (See the Statement of Additional Information.)


CURRENT YIELD
--------------------------------------------------------------------------------


      From time to time the Fund advertises the "yield" and "effective yield" of a particular Series or class. Both figures are based on historical earnings and are not intended to indicate future performance. The "yield" of a Series or class refers to the income generated by an investment in that Series or class over a seven-day period (which period will be stated in the advertisement). This income is then "annualized," that is, the income earned in the period is assumed to be earned every seven days over a 52-week period and is stated as a percentage of the investment. The "effective yield" is calculated similarly but when annualized, the income earned by the investment is assumed to be reinvested in Flag Investors Class A or Class B Shares and thus compounded in the course of a 52-week period. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment. Yields may vary between classes as a result of differences in expenses. You may obtain the yields for Flag Investors Class A or Class B Shares by calling the Fund at (410) 895-5995.



GENERAL INFORMATION
--------------------------------------------------------------------------------

Description of Shares


      The Fund is an open-end, diversified management investment company. The Fund was reorganized under the laws of the State of Maryland on April 5, 1990. The Fund is authorized to issue 9 billion shares of common stock, with a par value of $.001 per share. Shares of the Fund are divided into three series, each with a par value of $.001 -- the Prime Series, the Treasury Series and the Tax-Free Series. Each of the Series currently offers one or more classes, which differ from each other principally in distribution fees, in some instances shareholder servicing fees, and the method of distribution, which may affect performance. For information regarding the other classes, please call 1-800-553-8080. Shares of the Fund have equal rights with respect to voting, except that the holders of shares of a particular Series or class will have the exclusive right to vote on matters affecting only the rights of the holders of such Series or class. For example, holders of a particular Series will have the exclusive right to vote on any investment advisory agreement or investment restriction that relates only to such Series. In the event of dissolution or liquidation, holders of each Series will receive pro rata, subject to the rights of creditors, (a) the proceeds of the sale of the assets held in the respective Series, less (b) the liabilities of the Fund attributable to the respective Series or allocated among all Series based on the respective liquidation value of each Series.

      There are no preemptive or conversion rights applicable to any of the Fund's shares. The Fund's shares, when issued, will be fully paid and non-assessable. The Board of Directors may create additional series or classes of Fund shares without shareholder approval.



                                                                              11
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Annual Meetings

      The Fund does not expect to hold annual meetings of shareholders unless required by Maryland law. Shareholders may remove directors from office by votes cast at a meeting of shareholders or by written consent. A meeting of shareholders may be called at the request of the holders of 10% or more of the Fund's outstanding shares.

Reports

      You will be furnished with semi-annual reports containing information about the Fund and its operations, including a list of investments held in the Fund's portfolio and financial statements. The annual financial statements are audited by the Fund's independent accountants, PricewaterhouseCoopers LLP.

Shareholder Inquiries

      If you have questions concerning your shares, contact the Fund at (800) 767-FLAG, the Transfer Agent at (800) 553-8080, or your securities dealer or servicing agent.



12
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                    FLAG INVESTORS CASH RESERVE PRIME SHARES

                          (Class A and Class B Shares)







                               Investment Advisor
                        INVESTMENT COMPANY CAPITAL CORP.
                                One South Street
                            Baltimore, Maryland 21202







        Distributor                                      Fund Counsel
    ICC DISTRIBUTORS, INC.                      MORGAN, LEWIS & BOCKIUS LLP
      P.O. Box 7558                                 2000 One Logan Square
  Portland, Maine 04101                        Philadelphia, Pennsylvania 19103





          Custodian                                Independent Accountants
    BANKERS TRUST COMPANY                        PRICEWATERHOUSECOOPERS LLP
    130 Liberty Street                             250 West Pratt Street
  New York, New York 10006                       Baltimore, Maryland 21201





                                 Transfer Agent
                        INVESTMENT COMPANY CAPITAL CORP.
                                One South Street
                            Baltimore, Maryland 21202
                                 1-800-553-8080


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

               FLAG INVESTORS CASH RESERVE PRIME CLASS A SHARES
                            NEW ACCOUNT APPLICATION
--------------------------------------------------------------------------------

Make check payable to "Flag Investors Cash Reserve Prime Class A Shares" and mail with this Application to:

   Flag Investors Funds
   P.O. Box 419663


   Kansas City, MO 64141-6663
   Attn: Flag Investors Cash Reserve Prime Class A Shares

For assistance in completing this Application please call: 1-800-553-8080, Monday-Friday, 8:30 a.m. to 5:30 p.m. (Eastern Time).

To open an IRA account please call 1-800-767-3524 for an IRA information kit.

I wish to purchase Flag Investors Cash Reserve Prime Class A Shares in the amount of $__________________.




                    Your Account Registration (Please Print)


Existing Account No., if any:_________________

Individual or Joint Tenant


--------------------------------------
First Name     Initial      Last Name



--------------------------------------
Social Security Number



--------------------------------------
Joint Tenant    Initial     Last Name


Corporations, Trusts, Partnerships, etc.



--------------------------------------
Name of Corporation, Trust or Partnership



--------------------------------------
Tax ID Number           Date of Trust



--------------------------------------
Name of Trustees (If to be included in the Registration)



--------------------------------------
For the Benefit of

Gifts to Minors


--------------------------------------
Custodian's Name (only one allowed by law)



--------------------------------------
Minor's Name (only one)




-----------------                          ------------------
Social Security Number of Minor            Minor's Date of Birth (Mo./Day/Yr.)


under the ____________________ Uniform Gifts to Minors Act

           State of Residence




Mailing Address


--------------------------------------
Street



--------------------------------------
City                State    Zip



--------------------------------------
Daytime Phone






                              Distribution Options


Please check appropriate boxes. If none of the options are selected, all distributions will be reinvested in additional Flag Investors Class A Shares at no sales charge.



   Income Dividends                    Capital Gains

   [ ] Reinvested in additional shares [ ] Reinvested in additional shares
   [ ] Paid in Cash                    [ ] Paid in Cash

Call (800) 553-8080 for information about reinvesting your dividends in other funds in the Flag Investors Family of Funds.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                       Automatic Investing Plan (Optional)



[ ] I authorize you as Agent for the Automatic Investing Plan to automatically invest $_____________ in Flag Investors Class A Shares for me, on a monthly or quarterly basis, on or about the 20th of each month or if quarterly, the 20th of January, April, July and October, and to draw a bank draft in payment of the investment against my checking account. (Bank drafts may be drawn on commercial banks only.)


                                                   Please attach a voided check.
Minimum Initial Investment: $250
Subsequent Investment (check one): [ ] Monthly ($100 minimum) [ ] Quarterly ($250 minimum)




--------------------------------------------------------------------------------
Bank Name
                                      -----------------------------------------
                                      Depositor's Signature          Date


--------------------------------------------------------------------------------
Existing Flag Investors Fund Account No., if any

                                      -----------------------------------------
                                      Depositor's Signature          Date
                                      (if joint acct., both must sign)


                     Systematic Withdrawal Plan (Optional)

[ ] Beginning the month of ______________, 19___ please send me checks on a monthly or quarterly basis, as indicated below, in the amount of _______________ $_____________ from Class A Shares that I own, payable to the account registration address as shown above. (Participation requires minimum account value of $10,000.)
     Frequency (check one):    [ ] Monthly
                               [ ] Quarterly (January, April, July and October)

                             Telephone Transactions


I understand that I will automatically have telephone redemption privileges (for amounts up to $50,000) and telephone exchange privileges (with respect to other Flag Investors Funds) unless I mark one or both of the boxes below.


No, I/We do not want:  [ ]  Telephone redemption privileges
[ ] Telephone exchange privileges


Redemptions effected by telephone will be mailed to the address of record. If you would prefer redemptions mailed to a pre-designated bank account, please provide the following information:

  Bank: _____________________________      Bank Account No.: ___________________


  Address: __________________________     Bank Account Name: ___________________

                      Signature and Taxpayer Certification
--------------------------------------------------------------------------------

The Fund may be required to withhold and remit to the U.S. Treasury 31% of any taxable dividends, capital gains distributions and redemption proceeds paid to any individual or certain other non-corporate shareholders who fail to provide the information and/or certifications required below. This backup withholding is not an additional tax, and any amounts withheld may be credited against your ultimate U.S. tax liability.

By signing this Application, I hereby certify under penalties of perjury that the information on this Application is complete and correct and that as required by federal law: (Please check applicable boxes)

[ ]  U.S. Citizen/Taxpayer:

[ ] I certify that (1) the number shown above on this form is the correct
    Social Security Number or Tax ID Number and (2) I am not subject to any backup withholding either because (a) I am exempt from backup withholding, or (b) I have not been notified by the Internal Revenue Service ("IRS") that I am subject to backup withholding as a result of a failure to report all interest or dividends, or (c) the IRS has notified me that I am no longer subject to backup withholding.

[ ] If no Tax ID Number or Social Security Number has been provided above, I have applied, or intend to apply, to the IRS or the Social Security Administration for a Tax ID Number or a Social Security Number, and I understand that if I do not provide either number to the Transfer Agent within 60 days of the date of this Application or if I fail to furnish my correct Social Security Number or Tax ID Number, I may be subject to a penalty and a 31% backup withholding on distributions and redemption proceeds. (Please provide either number on IRS Form W-9. You may request such form by calling the Transfer Agent at 800-553-8080).

[ ] Non-U.S. Citizen/Taxpayer: Indicated country of residence for tax purposes:___________________________________
    Under penalties of perjury, I certify that I am not a U.S. citizen or resident and I am an exempt foreign person as defined by the Internal Revenue Service.
--------------------------------------------------------------------------------

I acknowledge that I am of legal age in the state of my residence. I have received a copy of the Fund's prospectus.

--------------------------------------------------------------------------------
The Internal Revenue Service does not require your consent to any provision of this document other than the certifications required to avoid backup withholding.
--------------------------------------------------------------------------------




----------------------------------    -----------------------------------------
Signature  Date                       Signature (if joint acct., both must sign)

-------------------
For Dealer Use Only
-------------------

Dealer's Name:   ________________________________  Dealer Code:________________

Dealer's Address:________________________________  Branch Code:________________


Representative:  ________________________________  Rep. No.:   ________________


A-2


--------------------------------------------------------------------------------

BT ALEX. BROWN CASH RESERVE FUND, INC.
INSTITUTIONAL SHARES
P.O. Box 17250
Baltimore, Maryland 21203


BT Alex. Brown Cash Reserve Fund, Inc. (the "Fund") is a money market fund designed to seek as high a level of current income as is consistent with preservation of capital and liquidity. The class of shares of the Fund offered by this Prospectus may be purchased only by eligible institutions.

The Fund offers:
 o Prime Series -- a portfolio invested in U.S. Treasury obligations, repurchase agreements backed by such instruments, obligations issued or guaranteed by agencies or instrumentalities of the U.S. Government, domestic bank instruments and commercial paper of the highest quality;
 o Treasury Series -- a portfolio invested in U.S. Treasury bills, notes, bonds and other obligations issued by the U.S. Treasury; and
 o Tax-Free Series -- a portfolio invested in high quality, short-term municipal obligations.


Other principal features of the Fund are:
 o No direct or indirect purchase or redemption charges; and


 o Dividends are declared daily and paid monthly in additional shares or cash.

For current yield information and for purchase and redemption information, call
(410) 895-5995.



This Prospectus sets forth basic information that you should know about the Fund prior to investing. You should retain it for future reference. A Statement of Additional Information dated August 1, 1998, has been filed with the Securities and Exchange Commission and is hereby incorported by reference. It is available upon request and without charge by calling the Fund at (800) 553-8080.


                               TABLE OF CONTENTS


                                           Page
  Table of Fees and Expenses                 2
  Financial Highlights                       3
  Investment Program                         6
  The Fund's Net Asset Value                 9
  How to Buy Shares                         10
  How to Redeem Shares                      10
  Dividends and Taxes                       11
  Management of the Fund                    12
  Current Yield                             13
  General Information                       14



The Fund's shares are not deposits or obligations of, or guaranteed or endorsed by, any bank. The shares are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in the shares involves risk, including possible loss of principal.

An investment in the Fund is neither insured nor guaranteed by the United States Government. There can be no assurance that any Series will be able to maintain a stable net asset value of $1.00 per share.

These securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Securities and Exchange Commission passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.


                                                Prospectus Dated: August 1, 1998

Table of Fees and
Expenses


The following table of fees and expenses is provided to assist you in understanding the various costs and expenses that you may bear indirectly. Your actual expenses may be greater or less than those shown.




                                                                      Prime           Treasury        Tax-Free
                                                                  Institutional    Institutional    Institutional
Shareholder Transaction Expenses                                      Shares           Shares          Shares
--------------------------------                                 ---------------  ---------------  --------------
 Maximum Sales Charge Imposed on Purchases ....................       None             None             None
 Maximum Sales Charge Imposed on Reinvested Dividends .........       None             None             None
 Maximum Deferred Sales Charge ................................       None             None             None
 Redemption Fees ..............................................       None             None             None

                                                                                 As a % of Average
Annual Fund Operating Expenses                                                    Daily Net Assets
------------------------------                                   --------------------------------------------------
 Management Fees (See "Management of the Fund --
   Investment Advisor") .......................................       0.26%            0.24%            0.27%
 12b-1 Fees (See "Management of the Fund -- Distributor") .....       None             None             None
 Other Expenses ...............................................       0.16%            0.10%            0.08%
                                                                      -----            -----            -----
 Total Fund Operating Expenses ................................       0.42%            0.34%            0.35%
                                                                      =====            =====            =====


Example
-------


You would pay the following expenses on a $1,000 investment assuming (1) 5% annual return, and (2) redemption at the end of each time period:



                          Prime           Treasury        Tax-Free
                      Institutional    Institutional    Institutional
                          Shares           Shares          Shares
                     ---------------  ---------------  --------------
 1 year ...........        $ 4              $ 4              $ 4
 3 years ..........        $13              $11              $11
 5 years ..........        $24              $19              $20
 10 years .........        $53              $43              $44


The Expenses and Example should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown.

Financial Highlights

The financial highlights included in these tables are a part of the Fund's financial statements for the periods indicated and have been audited by the Fund's independent accountants. The financial statements and financial highlights for the fiscal year ended March 31, 1998 and the report of the Fund's independent accountants thereon are included in the Statement of Additional Information, which can be obtained at no charge by calling the Fund at (800) 553-8080.



Financial Highlights
(For a share outstanding throughout each period)

                                                            Prime Institutional Shares
                                              ------------------------------------------------------
                                                           For the Year Ended March 31,
                                              ------------------------------------------------------
                                                     1998               1997              1996
                                              -----------------  -----------------  ----------------

Per Share Operating Performance:
 Net asset value at beginning of period.....     $     1.00         $     1.00         $    1.00
                                                 -----------        ----------         ---------
Income from Investment
 Operations:
 Net investment income .....................         0.0519             0.0503            0.0548
Less Distributions:
 Dividends from net investment income
  and/or short-term gains ..................        (0.0519)           (0.0503)          (0.0548)
                                                 ------------       ------------       -----------
 Net asset value at end of period ..........     $     1.00         $     1.00         $    1.00
                                                 ============       ============       ===========
Total Return:
 Based on net asset value per share ........           5.31%              5.15%             5.62%
Ratios to Average Daily Net Assets:
 Expenses ..................................           0.42%              0.38%             0.35%
 Net investment income .....................           5.22%              5.04%             5.32%
Supplemental Data:
 Net assets at end of period ...............   $317,971,693       $117,812,047       $53,699,315
 Number of shares outstanding at end
  of period ................................    317,971,413        117,811,768        53,699,535



                                                                     Prime Institutional Shares
                                              ------------------------------------------------------------------------
                                                                   For the Year Ended March 31,
                                              ----------------------------------------------------------------------
                                                    1995              1994              1993              1992
                                              ----------------  ----------------  ----------------  ----------------
Per Share Operating Performance:
 Net asset value at beginning of period.....     $    1.00         $    1.00         $    1.00         $    1.00
                                                 ---------         ---------         ---------         ---------
Income from Investment
 Operations:
 Net investment income .....................        0.0472            0.0294            0.0327            0.0515
Less Distributions:
 Dividends from net investment income
  and/or short-term gains ..................       (0.0472)          (0.0294)          (0.0327)          (0.0515)
                                                 -----------       -----------       -----------       -----------
 Net asset value at end of period ..........     $    1.00         $    1.00         $    1.00         $    1.00
                                                 ===========       ===========       ===========       ===========
Total Return:
 Based on net asset value per share ........          4.82%             2.98%             3.32%             5.27%
Ratios to Average Daily Net Assets:
 Expenses ..................................          0.36%             0.30%             0.31%             0.32%
 Net investment income .....................          4.57%             2.94%             3.24%             5.34%
Supplemental Data:
 Net assets at end of period ...............   $11,904,716       $23,437,449       $28,884,078       $21,867,108
 Number of shares outstanding at end
  of period ................................    11,904,663        23,437,512        28,884,132        21,867,108


                                                    Prime
                                                Institutional
                                                    Shares
                                              -----------------
                                                For the Period
                                                June 4, 1990(1)
                                                   through
                                                  March 31,
                                                     1991
                                              -----------------
Per Share Operating Performance:
 Net asset value at beginning of period.....     $     1.00
                                                 ----------
Income from Investment
 Operations:
 Net investment income .....................         0.0617
Less Distributions:
 Dividends from net investment income
  and/or short-term gains ..................        (0.0617)
                                                 ------------
 Net asset value at end of period ..........     $     1.00
                                                 ============
Total Return:
 Based on net asset value per share ........           7.70%(2)
Ratios to Average Daily Net Assets:
 Expenses ..................................           0.35%(2)
 Net investment income .....................           7.53%(2)
Supplemental Data:
 Net assets at end of period ...............   $117,633,558
 Number of shares outstanding at end
  of period ................................    117,633,558



------------
(1) The Prime Institutional Shares commenced operations on June 4, 1990.
(2) Annualized.

(For a share outstanding throughout each period)

                                                   Treasury Institutional Shares
                                        ----------------------------------------------------
                                                    For the Year Ended March 31,
                                        ----------------------------------------------------
                                              1998              1997              1996
                                        ----------------  ----------------  ----------------

Per Share Operating Perfor-
 mance:
 Net asset value at beginning of
  period .............................     $    1.00         $    1.00         $    1.00
                                           ----------        ---------         ---------
Income from Investment
 Operations:
 Net investment income ...............        0.0489            0.0481            0.0523
Less Distributions:
 Dividends from net investment
  income and/or short-term
  gains ..............................       (0.0489)          (0.0481)          (0.0523)
                                           -----------       -----------       -----------
 Net asset value at end of period          $    1.00         $    1.00         $    1.00
                                           ===========       ===========       ===========
Total Return:
 Based on net asset value per
  share ..............................          5.00%             4.92%             5.36%
Ratios to Average Daily Net
 Assets:
 Expenses ............................          0.34%             0.36%             0.33%
 Net investment income ...............          4.91%             4.81%             5.12%
Supplemental Data:
 Net assets at end of period .........   $98,780,023       $61,208,770       $51,822,757
 Number of shares outstanding
  at end of period ...................    98,768,925        61,199,345        51,813,226




                                                                     Treasury Institutional Shares
                                        ---------------------------------------------------------------------------------------


                                                                                                                 For the Period
                                                             For the Year Ended March 31,                        June 4, 1990(1)
                                        ----------------------------------------------------------------------      through
                                              1995              1994              1993              1992              1991
                                        ----------------  ----------------  ----------------  ----------------  ---------------
Per Share Operating Perfor-
 mance:
 Net asset value at beginning of
  period .............................     $    1.00         $    1.00         $    1.00         $    1.00        $    1.00
                                           ---------         ---------         ---------         ---------        ----------
Income from Investment
 Operations:
 Net investment income ...............        0.0438            0.0282            0.0314            0.0504           0.0590
Less Distributions:
 Dividends from net investment
  income and/or short-term
  gains ..............................       (0.0438)          (0.0282)         ( 0.0314)          (0.0504)         (0.0590)
                                           -----------       -----------       -----------       -----------      -----------
 Net asset value at end of period          $    1.00         $    1.00         $    1.00         $    1.00        $    1.00
                                           ===========       ===========       ===========       ===========      ===========
Total Return:
 Based on net asset value per
  share ..............................          4.47%             2.86%             3.19%             5.17%            7.36%(2)
Ratios to Average Daily Net
 Assets:
 Expenses ............................          0.30%(3)          0.27%(3)          0.26%(3)          0.27%            0.29%(2)
 Net investment income ...............          4.15%(4)          2.82%(4)          3.16%(4)          4.90%            7.02%(2)
Supplemental Data:
 Net assets at end of period .........    $14,051,995      $39,692,848       $60,146,987       $63,834,323      $58,017,844
 Number of shares outstanding
  at end of period ...................     14,046,467       39,688,259        60,140,874        63,834,323       58,017,844



------------
(1) The Treasury Institutional Shares commenced operations on June 4, 1990.
(2) Annualized.
(3) Ratio of expenses to average daily net assets prior to partial fee waivers was 0.31%, 0.29% and 0.27% for the years ended March 31, 1995, 1994 and 1993, respectively.
(4) Ratio of net investment income to average daily net assets prior to partial fee waivers was 4.14%, 2.80% and 3.15% for the years ended March 31, 1995, 1994 and 1993, respectively.

Financial Highlights (concluded)
(For a share outstanding throughout each period)




                                                                           Tax-Free Institutional Shares
                                                                          ------------------------------
                                                                                  For the Period
                                                                                   June 1, 1997(1)
                                                                                      through
                                                                                     March 31,
                                                                                       1998
                                                                                     ---------
Per Share Operating Performance:
 Net asset value at beginning of period ...............................             $    1.00
                                                                                    ---------
Income from Investment
 Operations:
 Net investment income ................................................                0.0273
Less Distributions:
 Dividends from net investment income and/or short-term gains .........               (0.0273)
                                                                                    -----------
 Net asset value at end of period .....................................             $    1.00
                                                                                    ===========
Total Return:
 Based on net asset value per share ...................................                  2.76%(2)
Ratios to Average Daily Net Assets:
 Expenses .............................................................                  0.35%(2)
 Net investment income ................................................                  3.29%(2)
Supplemental Data:
 Net assets at end of period ..........................................           $76,682,752
 Number of shares outstanding at end of period ........................            76,682,889




------------


(1) The Tax-Free Institutional Shares commenced operations on June 1, 1997.
(2) Annualized.

Investment Program

Investment Objectives

The investment objective of each Series of the Fund is to seek as high a level of current income as is consistent with preservation of capital and liquidity. The Tax-Free Series seeks income exempt from federal income taxes. Each Series seeks to achieve its objective by investing in a diversified portfolio of domestic money market instruments that satisfy strict credit quality standards and that mature within 397 days or less from the date of purchase. (See "Portfolio Investments -- Treasury Series -- Prime Series -- Tax-Free Series.")


Portfolio Investments

 -- Treasury Series

The Treasury Series may invest in U.S. Treasury obligations consisting of marketable securities and instruments issued by the U.S. Treasury, including bills, notes, bonds and other obligations. It is management's intention to have 100% of the Treasury Series' assets invested in such instruments at all times. In unusual circumstances, up to 10% of the Treasury Series' assets may be invested in repurchase agreements collateralized by U.S. Treasury obligations. Such investments will be made only when it is necessary to ensure that the Treasury Series is fully invested while satisfying its liquidity requirements.


 -- Prime Series

In addition to the U.S. Treasury obligations described above and repurchase agreements collateralized by U.S. Treasury securities, the Prime Series may invest in obligations issued or guaranteed as to principal and interest by agencies or instrumentalities of the U.S. Government. Some of these obligations are backed by the full faith and credit of the U.S. Government (e.g., the Government National Mortgage Association), others are supported by the issuing agency's right to borrow from the U.S. Treasury (e.g., securities of Federal Home Loan Banks) and still others are backed only by the credit of the instrumentality (e.g., the Federal National Mortgage Association).

The Prime Series may also invest in a broad range of commercial and bank obligations that the investment advisor, under guidelines established by the Board of Directors, believes present minimal credit risk and that satisfy the criteria for such obligations described below:

The Prime Series may invest in instruments consisting of commercial paper and variable amount master demand notes. Eligible commercial paper is limited to short-term, unsecured promissory notes issued by corporations that (i) are rated

Although there is no secondary market in master demand notes, the payee may demand payment of the principal amount of the note on relatively short notice. All master demand notes acquired by the Prime Series will be payable within a prescribed notice period not to exceed seven days. (See the Statement of Additional Information for information with respect to commercial paper and bond ratings.)

The Prime Series may also invest in bank instruments consisting mainly of certificates of deposit and bankers' acceptances that (i) are issued by U.S. banks that satisfy applicable quality standards; or (ii) are fully insured as to principal and interest by the Federal Deposit Insurance Corporation.

 -- Tax-Free Series

The Tax-Free Series may invest in municipal securities consisting of (i) debt obligations issued by or on behalf of public authorities to obtain funds to be used for various public purposes (including the construction of a wide range of public facilities), for refunding outstanding obligations, for general operating expenses and for lending such funds to other public institutions and facilities, and (ii) certain types of industrial development bonds issued by or on behalf of public authorities to obtain funds to provide for the construction, equipment, repair or improvement of privately operated facilities ("private activity bonds"); provided that the interest paid on such debt obligations and private activity bonds, in the opinion of bond counsel, is exempt from federal income taxes.

The Tax-Free Series invests in high quality municipal securities that the investment advisor believes, under guidelines established by the Board of Directors, present minimal credit risk and that at the time of purchase are rated within the two highest credit categories assigned by the recognized rating agencies (provided that such purchases would be further limited unless the instrument meets the definition of "Eligible Security" as defined in Rule 2a-7 under the Investment Company Act of 1940, as amended), including: (1) bonds rated Aaa or Aa by Moody's or AAA or AA by S&P; (2) municipal commercial paper rated Prime-1 or Prime-2 by Moody's or A-1+, A-1 or A-2 by S&P; (3) municipal notes and floating and variable rate demand obligations rated SP-1 or higher by S&P or MIG2 or VMIG or higher by Moody's; and (4) obligations secured by letters of credit providers rated within the two highest categories by any nationally recognized bank rating agency approved by the Fund's Board of Directors. The Tax-Free Series may purchase unrated securities if they are determined by the investment advisor, under guidelines established by the Board of Directors, to be of comparable value to those obligations rated in the categories described above.

The Tax-Free Series may hold cash reserves pending investment in municipal securities.

It is a fundamental policy of the Tax-Free Series to have its assets invested so that at least 80% of the Series' income will be exempt from federal income taxes, and it is the Tax-Free Series' present intention (but it is not a fundamental policy) to invest its assets so that 100% of its annual interest income will be tax-exempt. From time to time, for temporary defensive purposes, however, the Fund may invest up to all of its assets in taxable short-term investments that meet the criteria for investment for the Treasury or Prime Series as described above.

The Tax-Free Series will seek to avoid the purchase of private activity bonds the interest on which will be considered to be an item of preference for purposes of alternative minimum tax liability for individuals under the Internal Revenue Code of 1986, as amended (the "Code").


Other Investment Practices


The Fund may enter into the following arrangements with respect to any Series:

When-Issued Securities involving commitments by a Series to purchase portfolio securities on a "when-issued" basis. When-issued securities are securities purchased for delivery beyond the normal settlement date at a stated price and yield. A Series will generally not pay for such securities or start earning interest on them until they are received. When-issued commitments will not be used for speculative purposes and will be entered into only with the intention of actually acquiring the securities.

The Prime Series and the Treasury Series may also enter into the following arrangements:

Repurchase Agreements under which the purchaser (for example, a Series of the Fund) acquires ownership of an obligation and the seller agrees, at the time of the sale, to repurchase the obligation at a mutually agreed upon time and price, thereby determining the yield during the purchaser's holding period. Although the underlying collateral for repurchase agreements may have maturities exceeding 397 days, repurchase agreements entered into by a Series will not have a stated maturity in excess of seven days from the date of purchase. A Series may enter into repurchase agreements with institutions that the Fund's Board of Directors believes present minimal credit risk. Default by, or bankruptcy proceedings with respect to the seller may, however, expose the series to possible loss because of adverse market action or delay in connection with the disposition of the underlying obligations.


The Prime Series may also enter into the following arrangements:

Reverse Repurchase Agreements involving the sale of money market instruments held by the Prime Series, with an agreement to repurchase the instruments at an agreed upon price and date. The Prime Series will employ reverse repurchase agreements only when necessary to meet unanticipated net redemptions so as to avoid liquidating other money market instruments during unfavorable market conditions. The Prime Series will utilize reverse repurchase agreements when the interest income to be earned from portfolio investments that would otherwise have to be liquidated to meet redemptions is greater than the interest expense incurred as a result of the reverse repurchase transactions. Reverse repurchase agreements involve the risk that the market value of securities retained by the Prime Series in lieu of liquidation may decline below the repurchase price of the securities sold by the Prime Series that it is obligated to repurchase.

Investment Restrictions

The Fund's investment program is subject to a number of investment restrictions that reflect self-imposed standards as well as federal regulatory limitations, the most significant of which are as follows:

(1) No Series may purchase securities of any issuer (other than obligations of the U.S. Government, its agencies or instrumentalities and any municipal securities guaranteed by the U.S. Government) if immediately after such purchase more than 5% of the value of such Series' assets would be invested in such issuer;

(2) No Series may borrow money or issue senior securities, except that (i) any Series may borrow money from banks for temporary purposes in amounts up to 10% of the value of such Series' total assets at the time of borrowing, provided that any such borrowings are repaid prior to the purchase of additional portfolio securities, (ii) the Prime Series may enter into reverse repurchase agreements in accordance with its investment program and (iii) any Series of the Fund may enter into commitments to purchase securities in accordance with its investment program;

(3) No Series may lend money or securities except to the extent that a Series' investments may be considered loans;

(4) The Prime Series may not purchase any commercial paper or variable rate demand notes that would cause more than 25% of the value of the Series' total assets at the time of such purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry; and

(5) The Tax-Free Series may not purchase any securities (other than obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, certificates of deposit and guarantees of banks) that would cause more than 25% of the value of the Series' total net assets at the time of such purchase to be invested in: (i) securities of one or more issuers conducting their principal activities in the same state; (ii) securities, the interest on which is paid from revenues of projects with similar characteristics; or (iii) industrial development bonds the obligors of which are in the same industry.

(6) The Tax-Free Series will be invested so that at least 80% of the Series' income will be exempt from federal income taxes.

The investment objectives of each Series of the Fund as described under "Investment Objectives" and the foregoing restrictions are matters of fundamental policy except where noted and may not be changed without the affirmative vote of a majority of the outstanding shares of the Series affected. The Treasury Series has a policy, which may be changed by the Fund's Board of Directors and without shareholder approval, of limiting investments in U.S. Government obligations to U.S. Treasury obligations.

Further investment restrictions are listed in the Statement of Additional Information.


The Fund's
Net Asset Value

The following sections describe how to buy and redeem shares of the Fund.

The price you pay or receive is the Fund's net asset value per share.

The net asset values per share of the Treasury Series and the Tax Free Series are determined on each business day as of 11:00 a.m. (Eastern

Time). The net asset value per share of the Prime Series is determined on each business day as of 12:00 noon (Eastern Time).

The Fund uses the amortized cost method of valuing portfolio securities and rounds the per share net asset value to the nearest whole cent. As a result, it is anticipated that the net asset value of each Series will remain constant at $1.00 per share. There can be no assurance, however, that this will always be the case.

You may buy or redeem shares on any day on which both the New York Stock Exchange and the Fund's custodian are open for business (a "Business Day"). If your order is entered before the Series' net asset value per share is determined for that day, the price you pay or receive will be based on that day's net asset value per share. If your order is entered after the Series' net asset value per share is determined for that day, the price you pay or receive will be based on the next Business Day's net asset value per share.


How to Buy
Shares

You may buy any Series of the Fund's shares through your securities dealer or through a financial institution that is authorized to act as a shareholder servicing agent. Contact them for details on how to enter and pay for your order.

Your purchase order may not be accepted if the sale of Fund shares has been suspended or if it is determined that your purchase would be detrimental to the interests of the Fund's shareholders.

Investment Minimums

Your initial investment in any Series must be at least $1,000,000. There is no minimum initial investment for investment advisory affiliates of BT Alex. Brown. There is no minimum investment for subsequent purchases in the same Series.

Purchase Price

The price you pay to buy shares will be the Fund's net asset value per share.

Investing Regularly

You may make regular investments in the Fund through either of the following methods. Contact your securities dealer or servicing agent if you wish to enroll in either of these programs or if you need any additional information.

Automatic Investment and Redemption Program. Your securities dealer or servicing agent may have established a special procedure to automatically invest proceeds from the sale of securities and other credit balances in your account in shares of the Series you have selected and to redeem shares of the Series you own to pay for securities purchases. Contact your securities dealer or servicing agent for details.

Dividend Reinvestment Plan. Unless you elect otherwise, all distributions will be reinvested in additional shares of the Series you own at net asset value. If you prefer to receive your distributions in cash, notify your securities dealer or your servicing agent at least five days before the date on which the next distribution will be paid. If you have redeemed all of the shares of a Series, your dividend will be paid in cash.

How to Redeem Shares

You may redeem any class of the Fund's shares through your securities dealer or servicing agent. Contact them for details on how to enter your order and for information as to how you will be paid.

Your securities dealer or servicing agent may require the following documents before they redeem your shares.

1) A letter of instructions specifying your account number and the number of shares or dollar amount you wish to redeem. All owners of the shares must sign the letter exactly as their names appear on the account.

2) A guarantee of your signature by a member of the Federal Deposit Insurance Corporation, a trust company, broker, dealer, securities exchange or association, clearing agency, savings association or (if authorized by state law) credit union.

3) Any additional documents that may be required if your account is in the name of a corporation, partnership, trust or fiduciary.

Redemption Price

The price you receive when you redeem shares will be the net asset value of the Series you are redeeming.

Other Redemption Information

Automatic Investment and Redemption Program. Your securities dealer or servicing agent may have established a special procedure to automatically invest proceeds from the sale of securities and other credit balances in your account in shares of the Series you have selected and to redeem shares of the Series you own to pay for securities purchases. Contact your securities dealer or servicing agent for details.

Other Information. Any dividends payable on shares you redeem will be paid on the next dividend payment date.

If you redeem sufficient shares to reduce your investment in a Series to $500 or less, the Fund has the power to redeem the remaining shares after giving you 60 days' notice.

Dividends and Taxes

Dividends

All of the net income earned on each Series is normally declared as dividends daily to the respective shareholders of record of each Series. Dividends on each Series are normally payable on the first day that a share purchase order is effective but not on the date that a redemption order is effective. Dividends are declared daily and reinvested monthly in the form of additional full and fractional shares of the same Series at net asset value, unless you have elected to have dividends paid in cash.


Taxes


The following summary of certain federal income tax consequences is based on current tax laws and regulations, which may be changed by legislative, judicial or administrative action. No attempt has been made to present a detailed explanation of the federal, state or local tax treatment of the Fund or its shareholders, and the discussion here is not intended as a substitute for careful tax planning. Accordingly, you are advised to consult with your tax advisor regarding specific questions.


There is further information concerning taxes in the Statement of Additional Information.

Each Series of the Fund has elected to be taxed as a regulated investment company under Subchapter M of the Code. As long as a Series qualifies for this tax treatment, it will not pay federal income taxes on amounts distributed to its shareholders; but shareholders, unless otherwise exempt, will pay taxes on taxable amounts so distributed.

The Tax-Free Series intends to qualify to pay "exempt-interest dividends" to its shareholders, by satisfying certain Code requirements described in the Statement of Additional Information. So long as these and certain other requirements are met, dividends of the Tax-Free Series derived from net tax-exempt interest income will be exempt-interest dividends that are excluded from the gross income of such Series' shareholders for federal income tax purposes. Exempt-interest dividends may, however, have collateral federal income tax consequences, including alternative minimum tax consequences. (See the Statement of Additional Information.)

Current federal tax law limits the types and volume of bonds qualifying for the federal income tax exemption of interest, which may have an effect on the ability of the Fund to purchase sufficient amounts of tax-exempt securities to satisfy the Code's requirements for the payment of exempt-interest dividends. All or a portion of the interest on indebtedness incurred or continued by a shareholder to purchase or carry shares is not deductible for federal income tax purposes. Furthermore, entities or persons who are "substantial users" (or persons related to "substantial users") of facilities financed by "private activity bonds" or "industrial development bonds" should consult their tax advisors before purchasing shares. (See the Statement of Additional Information.)


You will be taxed on distributions from a Series' net investment company taxable income as ordinary income. Distributions will not be eligible for the dividends received deduction otherwise available to corporate shareholders. Although no Series expects to realize any capital gains, any distributions of net capital gains (the excess of net long-term capital gains over net short-term capital losses) will be taxable to you as either short-term or long-term depending upon how long the Fund held the securities it sold to generate the gains. You will be taxed on the distributions according to the category stipulated by the Fund regardless of how long you have held your Fund shares.

Dividends declared payable to shareholders of record in December of one year, but paid in January of the following year, will be deemed for tax purposes to have been paid by a Series and received by you in the year in which the dividends were declared.


The Fund intends to make sufficient distributions of its ordinary income and capital gain net income prior to the end of each calendar year to avoid liability for federal excise tax.


The sale, exchange or redemption of Institutional Shares is a taxable event for you.

If you own shares of the Treasury Series, you may not be required to pay state income tax on dividends to the extent such dividends are derived from interest on U.S. Treasury obligations. Since state laws vary, you are encouraged to consult with your tax advisor on this issue.


Management of the
Fund

Board of Directors


The overall business and affairs of the Fund are managed by its Board of Directors. The Board of Directors approves all significant agreements between the Fund and persons or companies furnishing services to the Fund, including the Fund's agreements with its investment advisor, distributor, custodian and transfer agent. The day-to-day operations of the Fund are delegated to the Fund's executive officers, to the Fund's advisor and to the Fund's distributor. A majority of the Board of Directors of the Fund have no affiliation with the Fund's advisor, or the Fund's distributor.


Investment Advisor

Investment Company Capital Corp. ("ICC"), an indirect subsidiary of Bankers Trust Corporation, was organized in 1987 and acts as the Fund's investment advisor. ICC supervises and manages the Fund's operations and generally provides management and administrative services for the Fund. ICC is investment advisor to mutual funds having net assets of approximately $7.4 billion at May 31, 1998. In addition to the Fund, these include the funds in the Flag Investors family of funds.

As compensation for providing investment advisory services to the Fund for the fiscal year ended March 31, 1998, ICC received a fee equal to 0.26% of the Prime Series' average daily net assets, 0.24% of the Treasury Series' average daily net assets and 0.27% of the Tax-Free Series' average daily net assets. ICC may, from time to time, voluntarily waive a portion of its advisory fee with respect to any Series to preserve or enhance the performance of the Series. ICC also serves as the Fund's transfer and dividend disbursing agent and provides accounting services to each Series. An affiliate of ICC provides custody services to the Fund. (See "Custodian, Transfer Agent and Accounting Services.")


Distributor


ICC Distributors, Inc. ("ICC Distributors" or the "Distributor") acts as distributor for the Fund's three Series. ICC Distributors is a registered broker-dealer that offers distribution services to a variety of registered investment companies including the funds in the Flag Investors family of funds. ICC Distributors is not affiliated with the Fund's advisor.



ICC Distributors receives no compensation for its services with respect to the Institutional Shares. ICC Distributors bears all expenses associated with advertisements, promotional materials, sales literature and printing and mailing prospectuses to other than Fund shareholders.


Current Yield

From time to time the Fund advertises the "yield" and "effective yield" of the Institutional Shares of a particular Series. Both yield figures are based on historical earnings and are not intended to indicate future performance. The "yield" of the Series refers to the income generated by an investment in the Series over a seven-day period (which period will be stated in the advertisement). This income is then "annualized," that is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" is calculated similarly, but when annualized, the income earned by an investment in the Series is assumed to be reinvested. The "effective yield" will be slightly higher than the "yield" because of the compounding effect of this assumed reinvestment. The Tax-Free Series may also advertise a taxable-equivalent yield or effective yield, which are calculated by applying a stated income tax rate to the Series' tax-exempt income for the same periods and annualized as described above.

General Information

Description of Shares

The Fund is an open-end, diversified management investment company. The Fund was reorganized under the laws of the State of Maryland on April 5, 1990. The Fund is authorized to issue 9 billion shares of common stock, with a par value of $.001 per share. Shares of the Fund are divided into three series -- the Prime Series, the Treasury Series and the Tax-Free Series. Each of the Series currently offers one or more classes, which differ from each other principally in distribution fees, in some instances shareholder servicing fees, and the method of distribution, which may affect performance. For information regarding the other classes of shares, please call (800) 553-8080. Shares of the Fund have equal rights with respect to voting, except that the holders of shares of a particular Series or class will have the exclusive right to vote on matters affecting only the rights of the holders of such Series or class. For example, holders of a particular Series will have the exclusive right to vote on any investment advisory agreement or investment restriction that relates only to such Series. In the event of dissolution or liquidation, holders of each Series will receive pro rata, subject to the rights of creditors, (a) the proceeds of the sale of the assets held in the respective Series less (b) the liabilities of the Fund attributable to the respective Series or allocated among all Series based on the respective liquidation value of each Series.

There are no preemptive or conversion rights applicable to any of the Fund's shares. The Fund's shares, when issued, will be fully paid and non-assessable. The Board of Directors may create additional series or classes of Fund shares without shareholder approval.

Custodian, Transfer Agent and Accounting Services

Investment Company Capital Corp., the Fund's investment advisor, also serves as the Fund's transfer and dividend disbursing agent and provides accounting services to each Series. As compensation for providing accounting services to the Prime Series and the Treasury Series for the fiscal year ended March 31, 1998, ICC received from the Fund an annual fee equal to 0.01% of the Prime Series' average daily net assets and 0.02% of the Treasury Series' average daily net assets.


As compensation for providing accounting services to the Tax-Free Series, ICC receives from the Fund an annual fee equal to $13,000, plus a percentage of the Tax-Free Series' average daily net assets in excess of $10 million at a maximum rate of 0.10% of net assets, and declining at various asset levels to a minimum rate of 0.001% on assets of $1 billion or more. Bankers Trust Company, a subsidiary of Bankers Trust Corporation, acts as custodian of the Fund's assets. (See the Statement of Additional Information.)



Annual Meetings

The Fund does not expect to hold annual meetings of shareholders unless required by Maryland law. Shareholders may remove directors from office by votes cast at a meeting of shareholders or by written consent. A meeting of shareholders may be called at the request of the holders of 10% or more of the Fund's outstanding shares.


Reports

You will be furnished with semi-annual reports containing information about the Fund and its operations, including a list of investments held in the Fund's portfolio and financial statements. The annual financial statements are audited by the Fund's independent accountants, PricewaterhouseCoopers LLP.


Shareholder Inquiries


If you have questions concerning your Institutional shares, contact the Fund at
(800) 553-8080.

                     BT ALEX. BROWN CASH RESERVE FUND, INC.

                             Institutional Shares





                               Investment Advisor
                        INVESTMENT COMPANY CAPITAL CORP.
                                One South Street
                            Baltimore, Maryland 21202




        Distributor                                   Fund Counsel
    ICC DISTRIBUTORS, INC.                      MORGAN, LEWIS & BOCKIUS LLP
      P.O. Box 7558                              2000 One Logan Square
    Portland, Maine 04101                     Philadelphia, Pennsylvania 19103





         Custodian                                Independent Accountants
    BANKERS TRUST COMPANY                       PRICEWATERHOUSECOOPERS LLP
    130 Liberty Street                             250 West Pratt Street
   New York, New York 10006                      Baltimore, Maryland 21201






                                 Transfer Agent
                        INVESTMENT COMPANY CAPITAL CORP.
                                One South Street
                            Baltimore, Maryland 21202
                                 (800) 553-8080

--------------------------------------------------------------------------------








BT Alex. Brown Cash Reserve Fund, Inc.
P.O. Box 17250
Baltimore, Maryland 21203



             BT ALEX. BROWN
             CASH RESERVE
             FUND, INC.
             INSTITUTIONAL
             SHARES



             Prime Series
             Treasury Series
             Tax-Free Series




             Prospectus




             August 1, 1998



                                   BULK RATE
                                 U.S. POSTAGE
                                     PAID
                                Farmingdale, N.Y.
                                 Permit No. 225



[GRAPHIC OMITTED]

--------------------------------------------------------------------------------

QUALITY CASH RESERVE PRIME SHARES
(A Class of BT Alex. Brown Cash Reserve Fund, Inc.)
P.O. Box 17250
Baltimore, Maryland 21203

BT Alex. Brown Cash Reserve Fund, Inc. (the "Fund") is a money market fund designed to seek as high a level of current income as is consistent with preservation of capital and liquidity. This Prospectus relates to the Quality Cash Reserve Prime Shares (the "Shares"). Shares are available exclusively through securities dealers that provide certain shareholder services.

Other principal features of the Shares are:

 o Shares are sold without purchase or redemption charges;


 o Dividends are declared daily and paid monthly in additional Shares or cash;

 o Free check redemption.



For current yield information and for purchase and redemption information, call your securities dealer.


You may obtain the Fund's Statement of Additional Information without charge from the Fund or any securities dealer that has entered into a dealer agreement with the Fund's distributor (the "Distributor").


This Prospectus sets forth basic information that you should know about the Fund prior to investing. You should retain it for future reference. A Statement of Additional Information dated August 1, 1998, has been filed with the Securities and Exchange Commission and is hereby incorporated by reference. It is available upon request and without charge by calling the Fund at (800) 553-8080.

                               TABLE OF CONTENTS




                                  Page
Table of Fees and Expenses        2
Financial Highlights              3
Investment Program                4
The Fund's Net Asset Value        6
How to Buy Shares                 6
How to Redeem Shares              7
Dividends and Taxes               8
Management of the Fund            9
Current Yield                    10
General Information              10




The Shares are not deposits or obligations of, or guaranteed or endorsed by any bank. The Shares are not federally insured by the Federal Reserve Board or any other government agency. Investment in the Shares involves risk, including possible loss of principal.


An investment in the Fund is neither insured nor guaranteed by the United States Government. There can be no assurance that the Prime Series will be able to maintain a stable net asset value of $1.00 per share.

These securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Securities and Exchange Commission passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

                        Prospectus Dated: August 1, 1998

Table of Fees and
Expenses
The following table of fees and expenses is provided to assist you in understanding the various costs and expenses that you may bear indirectly. Your actual expenses may be greater or less than those shown. Due to the continuous nature of Rule 12b-1 fees, you may pay more than the equivalent of the maximum front-end sales charges otherwise permitted by the Conduct Rules of the National Association of Securities Dealers, Inc. if you hold Shares for a long time.






Shareholder Transaction Expenses
----------------------------------------------------------------------------
   Maximum Sales Charge Imposed on Purchases ...............................    None
   Maximum Sales Charge Imposed on Reinvested Dividends ....................    None
   Maximum Deferred Sales Charge ...........................................    None
   Redemption Fees .........................................................    None

Annual Fund Operating Expenses (as a percentage of average daily net assets)
-----------------------------------------------------------------------------
   Management Fees .........................................................    0.26%
   12b-1 Fees (after fee waivers) ..........................................    0.54%*
   Other Expenses ..........................................................    0.16%
                                                                               -----
   Total Fund Operating Expenses (after fee waivers) .......................    0.96%*
                                                                               =====


------------


* The Distributor currently reduces its annual 12b-1 Fees, on a voluntary basis, to 0.54% of the Shares' average daily net assets. Absent fee waivers, 12b-1 Fees would be 0.60% and Total Fund Operating Expenses would be 1.02% of the Shares' average daily net assets.



Example of Quality Cash Reserve Prime Shares Expenses

You would pay the following expenses on a $1,000 investment assuming (1) 5% annual return on the investment, and (2) redemption at the end of the period:*




   1 year ..........   $ 10
   3 years .........   $ 31
   5 years .........   $ 53
  10 years .........   $118


------------

* The Example is based on Total Fund Operating Expenses after fee waivers. Absent fee waivers, expenses would be higher.




The Expenses and Example should not be considered a representation of past or future expenses and actual expenses may be greater or less than those shown.

Financial Highlights


The financial highlights included in this table are a part of the Fund's financial statements for the periods indicated and have been audited by the Fund's independent accountants. The financial statements and financial highlights for the fiscal year ended March 31, 1998 and the report of the Fund's independent accountants thereon are included in the Statement of Additional Information, which can be obtained at no charge by calling the Fund at (800) 553-8080.


Financial Highlights
(For a share outstanding throughout each period)



                                                          Quality Cash Reserve Prime Shares
                                               -------------------------------------------------------
                                                            For the Year Ended March 31,
                                               -------------------------------------------------------
                                                      1998               1997               1996
                                               -----------------  -----------------  -----------------

Per Share Operating Performance:
 Net asset value at beginning of period .....   $       1.00       $       1.00       $       1.00
                                                ------------       ------------       ------------
Income from Investment Operations:
 Net investment income ......................         0.0465             0.0449             0.0493
Less Distributions:
 Dividends from net investment income
  and/or short-term gains ...................        (0.0465)           (0.0449)           (0.0493)
                                                ------------       ------------       ------------
 Net asset value at end of period ...........   $       1.00       $       1.00       $       1.00
                                                ============       ============       ============
Total Return:
 Based on net asset value per share .........           4.75%              4.59%              5.04%
Ratios to Average Daily Net Assets:
 Expenses ...................................           0.96%(2)           0.91%(2)           0.90%(2)
 Net investment income ......................           4.66%(3)           4.50%(3)           4.91%(3)
Supplemental Data:
 Net assets at end of period ................   $226,978,689       $197,370,530       $156,412,213
 Number of shares outstanding at end of
  period ....................................    226,978,007        197,369,848        156,412,393



                                                                 Quality Cash Reserve Prime Shares
                                               ----------------------------------------------------------------------
                                                                                                       For the Period
                                                                                                        May 6, 19911
                                                           For the Year Ended March 31,
                                               -----------------------------------------------------
                                                     1995              1994               1993         March 31, 1992
                                               ----------------  ----------------  -----------------  ---------------
Per Share Operating Performance:
 Net asset value at beginning of period .....    $      1.00        $      1.00       $       1.00      $      1.00
                                                 -----------        -----------       ------------      -----------
Income from Investment Operations:
 Net investment income ......................         0.0402             0.0218             0.0253           0.0399
Less Distributions:
 Dividends from net investment income
  and/or short-term gains ...................        (0.0402)           (0.0218)           (0.0253)         (0.0399)
                                                 -----------        -----------       ------------      -----------
 Net asset value at end of period ...........    $      1.00        $      1.00       $       1.00      $      1.00
                                                 ===========        ===========       ============      ===========
Total Return:
 Based on net asset value per share .........           4.09%              2.20%              2.53%            4.30%(4)
Ratios to Average Daily Net Assets:
 Expenses ...................................           0.96%              1.06%              1.04%            0.96%(4)
 Net investment income ......................           4.04%              2.18%              2.53%            4.30%(4)
Supplemental Data:
 Net assets at end of period ................    $94,592,158        $92,678,440       $101,321,868      $94,887,669
 Number of shares outstanding at end of
  period ....................................     94,591,979         92,678,268        101,321,668       94,887,669

--------
  1 The Quality Cash Reserve Prime Shares commenced operations on May 6, 1991. 2 Ratio of expenses to average daily net assets prior to partial fee waivers was 1.02%, 0.98% and 0.95% for the years ended March 31, 1998, 1997 and 1996, respectively.
  3 Ratio of net investment income to average daily net assets prior to partial fee waivers was 4.60%, 4.43% and 4.86% for the years ended March 31, 1998, 1997 and 1996, respectively.
  4 Annualized.

Investment Program

Investment Objective

The investment objective of the Prime Series is to seek as high a level of current income as is consistent with preservation of capital and liquidity. The Prime Series seeks to achieve this objective by investing in a diversified portfolio of domestic money market instruments that satisfy strict credit quality standards and that mature within 397 days or less from the date of purchase.


Portfolio Investments


The Prime Series may invest in U.S. Treasury obligations consisting of marketable securities and instruments issued by the U.S. Treasury, including bills, notes, bonds and other obligations. In addition to U.S. Treasury obligations and repurchase agreements collateralized by U.S. Treasury securities, the Prime Series may invest in obligations issued or guaranteed as to principal and interest by agencies or instrumentalities of the U.S. Government. Some of these obligations are backed by the full faith and credit of the U.S. Government (e.g., the Government National Mortgage Association), others are supported by the issuing agency's right to borrow from the U.S. Treasury (e.g., securities of Federal Home Loan Banks) and still others are backed only by the credit of the instrumentality (e.g., the Federal National Mortgage Association).

The Prime Series may also invest in a broad range of commercial and bank obligations that the investment advisor, under guidelines established by the Board of Directors, believes present minimal credit risk and that satisfy the criteria for such obligations described below:

The Prime Series may invest in instruments consisting of commercial paper and variable amount master demand notes. Eligible commercial paper is limited to short-term, unsecured promissory notes issued by corporations that (i) are rated Prime-1 by Moody's Investor Services, Inc. ("Moody's") or A-1+ or A-1 by Standard and Poor's Ratings Group ("S&P"), or (ii) if not rated by Moody's or S&P, are of comparable quality to Prime-1 or A-1+ or A-1 instruments as determined by the Fund's investment advisor, and (iii) are otherwise "Eligible Securities" as defined in Rule 2a-7 under the Investment Company Act of 1940, as amended. Variable amount master demand notes are unsecured demand notes that permit investment of fluctuating amounts of money at variable rates of interest pursuant to arrangements with issuers who meet the foregoing quality criteria. The interest rate on a variable amount master demand note is periodically redetermined according to a prescribed formula. Although there is no secondary market in master demand notes, the payee may demand payment of the principal amount of the note on relatively short notice. All master demand notes acquired by the Prime Series will be payable within a prescribed notice period not to exceed seven days. (See the Statement of Additional Information for information with respect to commercial paper and bond ratings.)

The Prime Series may also invest in bank instruments, consisting mainly of certificates of deposit and bankers' acceptances, that (i) are issued by U.S. banks that satisfy applicable quality standards, or (ii) are fully insured as to principal and interest by the Federal Deposit Insurance Corporation.

Other Investment Practices

The Prime Series may enter into the following arrangements:


Repurchase Agreements under which the purchaser (for example, the Prime Series) acquires ownership of an obligation and the seller agrees, at the time of the sale, to repurchase the obligation at a mutually agreed upon time and price, thereby determining the yield during the purchaser's holding period. Although the underlying collateral for repurchase agreements may have maturities exceeding 397 days, repurchase agreements entered into by the Prime Series will not have a stated maturity in excess of seven days from the date of purchase. Default by, or bankruptcy proceedings with respect to the seller may, however, expose the Series to possible loss because of the adverse market action or delay in connection with the disposition of the underlying obligations.

When-Issued Securities involving commitments by the Prime Series to purchase portfolio securities on a "when-issued" basis. When-issued securities are securities purchased for delivery beyond the normal settlement date at a stated price and yield. The Prime Series will generally not pay for such securities or start earning interest on them until they are received. When-issued commitments will not be used for speculative purposes and will be entered into only with the intention of actually acquiring the securities.

Reverse Repurchase Agreements involving the sale of money market instruments held by the Prime Series, with an agreement to repurchase the instruments at an agreed upon price and date. The Prime Series will employ reverse repurchase agreements only when necessary to meet unanticipated net redemptions so as to avoid liquidating other money market instruments during unfavorable market conditions. The Prime Series will utilize reverse repurchase agreements when the interest income to be earned from portfolio investments, which would otherwise have to be liquidated to meet redemptions, is greater than the interest expense incurred as a result of the reverse repurchase transactions. Reverse repurchase agreements involve the risk that the market value of securities retained by the Prime Series in lieu of liquidation may decline below the repurchase price of the securities sold by the Prime Series, which it is obligated to repurchase.

Investment Restrictions

The Prime Series investment program is subject to a number of investment restrictions that reflect self-imposed standards as well as federal regulatory limitations. The Prime Series will not:

(1) purchase securities of any issuer (other than obligations of the U.S. Government, its agencies or instrumentalities), if immediately after such purchase more than 5% of the value of the Prime Series' assets would be invested in such issuer;

(2) borrow money or issue senior securities, except that the Prime Series may
(i) borrow money from banks for temporary purposes in amounts up to 10% of the value of its total assets at the time of borrowing, provided that any such borrowings will be repaid prior to the purchase of additional portfolio securities, (ii) enter into reverse repurchase agreements in accordance with its investment program and (iii) enter into commitments to purchase securities in accordance with its investment program;


(3) lend money or securities except to the extent that the Prime Series' investments may be considered loans; or

(4) purchase any commercial paper or variable rate demand notes that would cause more than 25% of the value of the Prime Series' total assets at the time of such purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry.

The investment objective of the Prime Series as described under "Investment Objective" and the foregoing restrictions are matters of fundamental policy except where noted and may not be changed without the affirmative vote of a majority of the outstanding shares of the Prime Series.

Further investment restrictions are listed in the Statement of Additional Information.

The Fund's Net Asset Value


The following sections describe how to buy and redeem Shares.


The price you pay or receive is the Fund's net asset value per share.

The net asset value per share of the Prime Series is determined on each business day as of 12:00 noon (Eastern Time).

The Fund uses the amortized cost method of valuing portfolio securities and rounds the per share net asset value to the nearest whole cent. As a result, it is anticipated that the net asset value will remain constant at $1.00 per share. There can be no assurance, however, that this will always be the case.


You may buy or redeem Shares on any day on which both the New York Stock Exchange and the Fund's custodian are open for business (a "Business Day"). If your order is entered before the net asset value per share is determined for that day, the price you pay or receive will be based on that day's net asset value per share. If your order is entered after the net asset value per share is determined for that day, the price you pay or receive will be based on the next Business Day's net asset value per share.

How to Buy Shares

You may buy Shares through your securities dealer or through a financial institution that is authorized to act as a shareholder servicing agent. Contact them for details on how to enter and pay for your order.


Your purchase order may not be accepted if the sale of Shares has been suspended or if it is determined that your purchase would be detrimental to the interests of the Fund's shareholders.

Investment Minimums

Your initial investment must be at least $1,500. Subsequent investments must be at least $100.

There is no minimum investment requirement if you are buying Shares through your securities dealer's program for automatic investments and redemptions.

Purchase Price


The price you pay to buy Shares will be the Fund's net asset value per share.


Investing Regularly

You may make regular investments in the Fund through either of the following methods. Contact your securities dealer or servicing agent if you wish to enroll in either of these programs or if you need any additional information.


Automatic Investment and Redemption Program. Your securities dealer or servicing agent may have established a special procedure to automatically invest proceeds from the sale of securities and other credit balances in your account in Shares and to redeem Shares you own to pay for securities purchases. Contact your securities dealer or servicing agent for details.

Dividend Reinvestment Plan. Unless you elect otherwise, all distributions will be reinvested in additional Shares at net asset value. If you prefer to receive your distributions in cash, notify your securities dealer or your servicing agent at least five days before the date on which the next distribution will be paid. If you have redeemed all of your Shares, your dividend will be paid in cash.


How to Redeem Shares


You may redeem Shares through your securities dealer or servicing agent. Contact them for details on how to enter your order and for information as to how you will be paid.

Your securities dealer or servicing agent may require the following documents before they redeem your Shares.

(1) A letter of instructions specifying your account number and the number of Shares or dollar amount you wish to redeem. All owners of the Shares must sign the letter exactly as their names appear on the account.


(2) A guarantee of your signature by a member of the Federal Deposit Insurance Corporation, a trust company, broker, dealer, securities exchange or association, clearing agency, savings association or (if authorized by state law) credit union.

(3) Any additional documents that may be required if your account is in the name of a corporation, partnership, trust or fiduciary.

Redemption Price


The price you receive when you redeem Shares will be the Fund's net asset value per share.


Other Redemption Information


Automatic Investment and Redemption Program. Your securities dealer or servicing agent may have established a special procedure to automatically invest proceeds from the sale of securities and other credit balances in your account in Shares and to redeem Shares you own to pay for securities purchases. Contact your securities dealer or servicing agent for details.

Redemption by Check. You may establish special check redemption privileges that will allow you to redeem Shares you own by writing checks in amounts of $250 or more. These checks may be cashed or deposited in the same way as ordinary bank checks. You will continue to earn dividends on your shares until the check is presented for payment and the corresponding shares are redeemed. Check redemption information will appear in your account with your securities dealer or servicing agent. Cancelled checks will not be returned to you.

If the amount of your check exceeds the value of the Shares you own, the check will be returned to the payee marked "non-sufficient funds." Checks written for amounts less than $250 may also be returned. The Fund, in its discretion, will honor such checks but will charge you a servicing fee of $15.


The Funds reserves the right to terminate or alter check redemption privileges at any time, to impose a service charge, or to charge you for checks. The Fund may also charge you for returned checks and for effecting stop payment orders.

If you are interested in establishing check redemption privileges, contact your securities dealer or servicing agent.


Other Information. Any dividends payable on Shares you redeem will be paid on the next dividend payment date.

If you redeem sufficient Shares to reduce your investment in the Prime Series to $500 or less, the Fund has the power to redeem the remaining Shares after giving you 60 days' notice.

If you paid for your purchase of Shares by check, redemption of those Shares will be restricted for a period of fifteen calendar days unless you are using the proceeds to purchase other securities through your securities dealer or servicing agent.


Dividends and Taxes


Dividends


All of the net income earned on the Prime Series is normally declared as dividends daily to the respective shareholders of record of the Prime Series. Dividends on the Prime Series are normally payable on the first day that a share purchase order is effective but not on the date that a redemption order is effective. Dividends are declared daily and reinvested monthly in the form of additional full and fractional shares of the Prime Series at net asset value, unless you have elected to have dividends paid in cash.

Taxes

The following summary of certain federal income tax consequences is based on current tax laws and regulations, which may be changed by legislation, judicial or administrative action. No attempt has been made to present a detailed explanation of the federal, state or local tax treatment of the Fund or its shareholders, and the discussion here is not intended as a substitute for careful tax planning. Accordingly, you are advised to consult with your tax advisor regarding specific questions.


There is further information concerning taxes in the Statement of Additional Information.


The Prime Series has elected to be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. As long as the Prime Series qualifies for this tax treatment, it will not pay federal income taxes on amounts distributed to its shareholders; but shareholders, unless otherwise exempt, will pay taxes on amounts so distributed.

You will be taxed on distributions of net investment company taxable income as ordinary income. Distributions will not be eligible for the dividends received deduction otherwise available to corporate shareholders. Although the Prime Series does not expect to realize any capital gains, any distributions of net capital gains (the excess of net long-term capital gains over net short-term capital losses) will be taxable to you as either short-term, mid-term or long-term depending upon how long the Fund held the securities it sold to generate the gains. You will be taxed on the distributions according to the category stipulated by the Fund regardless of how long you have held your Shares.


Dividends declared payable to shareholders of record in December of one year, but paid in January of the following year, will be deemed for tax purposes to have been paid by the Prime Series and received by you in the year in which the dividends were declared.


The Fund intends to make sufficient distributions of its ordinary income and capital gain net income prior to the end of each calendar year to avoid liability for federal excise tax.



The sale, exchange or redemption of Shares is a taxable event for you.


Management of the Fund

Board of Directors



The overall business and affairs of the Fund are managed by its Board of Directors. The Board of Directors approves all significant agreements between the Fund and persons or companies furnishing services to the Fund, including the Fund's agreements with its investment advisor, distributor, custodian and transfer agent. The day-to-day operations of the Fund are delegated to the Fund's executive officers, to the Fund's advisor and to the Distributor. A majority of the Board of Directors of the Fund have no affiliation with the Distributor or the Fund's advisor.



Investment Advisor



Investment Company Capital Corp. ("ICC"), an indirect subsidiary of Bankers Trust Corporation, was organized in 1987 and acts as the investment advisor to the Prime Series. ICC supervises and manages the Prime Series' operations and generally provides management and administrative services for the Prime Series. ICC is investment advisor to mutual funds having net assets of approximately $7.4 billion at May 31, 1998. In addition to the Fund, these include the funds in the Flag Investors family of funds.


As compensation for providing investment advisory services to the Prime Series for the fiscal year ended March 31, 1998, ICC received a fee equal to 0.26% of the Prime Series' average daily net assets. ICC may, from time to time, voluntarily waive a portion of its advisory fee with respect to the Prime Series to preserve or enhance the performance of such Series.

ICC also serves as the Fund's transfer and dividend disbursing agent and provides accounting services to the Prime Series. An affiliate of ICC provides custody services to the Fund. (See "Cus-todian, Transfer Agent and Accounting Services.")




Distributor


ICC Distributors, Inc. ("ICC Distributors" or the "Distributor") has served as distributor for the Shares since August 31, 1997. ICC Distributors is a registered broker-dealer that offers distribution services to a variety of registered investment companies including the funds in the Flag Investors family of funds. ICC Distributors is not affiliated with the Fund's advisor.

As compensation for its services for the period from August 31, 1997 through March 31, 1998, ICC Distributors received a fee from the Fund, equal to 0.60% (annualized) of the average daily net assets invested in Shares. ICC Distributors currently reduces its distribution fee, on a voluntary basis, to 0.54% of the Shares' average daily net assets. (See "Table of Fees and Expenses.")


ICC Distributors expects to allocate up to all of its annual fee received from the Fund to securities dealers as compensation for opening shareholder accounts, processing investor purchase and redemption orders, responding to inquiries from Fund shareholders concerning the status of their accounts and operations of the Fund, and communicating with the Fund and its transfer agent on behalf of the Fund's shareholders. Additionally, ICC Distributors bears all expenses associated with advertisements, promotional materials, sales literature and printing and mailing prospectuses to other than Fund shareholders. ICC Distributors may from time to time and from its own resources pay or allow additional discounts or promotional incentives in the form of cash or other compensation (including merchandise or travel) to securities dealers.

Current Yield

From time to time the Fund advertises the "yield" and "effective yield" of a particular Series or class. Both figures are based on historical earnings and are not intended to indicate future performance. The "yield" of a Series or class refers to the income generated by an investment in that Series or class over a seven-day period (which period will be stated in the advertisement.) This income is then "annualized," that is, the amount of income generated by the investment during that week is assumed to be generated each week of a 52-week period and is shown as a percentage of the investment. The "effective yield" is calculated similarly, but when annualized, the income earned by an investment in the Fund is assumed to be reinvested. The "effective yield" will be slightly higher than the "yield" because of the compounding effect of this assumed reinvestment. You may obtain the yield for the Quality Cash Reserve Prime Shares by calling your securities dealer.

General Information

Description of Shares

The Fund is an open-end, diversified management investment company. The Fund was reorganized under the laws of the State of Maryland on April 5, 1990. The Fund is authorized to issue 9 billion shares of common stock with a par value of $.001 per share. Shares of the Fund are divided into three series, each with a par value of $.001 - the Prime Series, the Treasury Series and the Tax-Free Series. Each of the Series currently offers one or more classes of shares, which differ from each other principally in the allocation of certain expenses and the method of distribution, which may affect performance. For information regarding the other classes of shares, please call (800) 553-8080 or your securities dealer. Shares of the Fund have equal rights with respect to voting, except that the holders of shares of a particular Series or class will have the exclusive right to vote on matters affecting only the rights of the holders of such Series or class. For example, holders of a particular Series will have the exclusive right to vote on any investment advisory agreement or investment restriction that relates only to such Series. In the event of dissolution or liquidation, holders of shares of each Series will receive pro rata, subject to the rights of creditors, (a) the proceeds of the sale of the assets held in the respective Series less (b) the liabilities of the Fund attributable to the respective Series or allocated among all Series based on the respective liquidation value of each Series.

There are no preemptive or conversion rights applicable to any of the Fund's shares. The Fund's shares, when issued, will be fully paid and non-assessable. The Board of Directors may create additional series or classes of Fund shares without shareholder approval.

Custodian, Transfer Agent and Accounting
Services


Investment Company Capital Corp. is the Fund's transfer and dividend disbursing agent and provides accounting services to the Prime Series. As compensation for providing accounting services to the Prime Series for the fiscal year ended March 31, 1998, ICC received a fee equal to 0.01% of the Prime Series' average daily net assets. Bankers Trust Company, a subsidiary of Bankers Trust Corporation acts as custodian of the Fund's assets. (See the Statement of Additional Information.)


Annual Meetings


The Fund does not expect to hold annual meetings of shareholders unless required by Maryland law. Shareholders may remove directors from office by votes cast at a meeting of shareholders or by written consent. A meeting of shareholders may be called at the request of the holders of 10% or more of the Fund's outstanding shares.


Reports


You will be furnished with semi-annual reports containing information about the Fund and its operations, including a list of investments held in the Fund's portfolio and financial statements. The annual financial statements are audited by the Fund's independent accountants, PricewaterhouseCoopers LLP.

Shareholder Inquiries


If you have questions concerning your Shares, contact your securities dealer.

                        QUALITY CASH RESERVE PRIME SHARES

               (A Class of BT Alex. Brown Cash Reserve Fund, Inc.)





                               Investment Advisor
                        INVESTMENT COMPANY CAPITAL CORP.
                                One South Street
                            Baltimore, Maryland 21202





       Distributor                                    Fund Counsel
  ICC DISTRIBUTORS, INC.                      MORGAN, LEWIS & BOCKIUS LLP
      P.O. Box 7558                              2000 One Logan Square
  Portland, Maine 04101                    Philadelphia, Pennsylvania 19103





       Custodian                                   Independent Accountants
  BANKERS TRUST COMPANY                           PRICEWATERHOUSECOOPERS LLP
   130 Liberty Street                               250 West Pratt Street
 New York, New York 10006                          Baltimore, Maryland 21201





                                 Transfer Agent
                        INVESTMENT COMPANY CAPITAL CORP.
                                One South Street
                            Baltimore, Maryland 21202
                                 (800) 553-8080

--------------------------------------------------------------------------------




Quality Cash Reserve Prime Shares
P.O. Box 17250
Baltimore, Maryland 21203


             QUALITY
             CASH RESERVE
             PRIME SHARES





             Prospectus

             August 1, 1998


                                   Bulk Rate
                                 U.S. POSTAGE
                                     PAID
                                Farmingdale, N.Y.
                                 Permit No. 225




--------------------

                       STATEMENT OF ADDITIONAL INFORMATION

                    ----------------------------------------

                     BT ALEX. BROWN CASH RESERVE FUND, INC.
                    ----------------------------------------




      THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS. IT SHOULD BE READ IN CONJUNCTION WITH A PROSPECTUS FOR THE APPROPRIATE CLASS OF SHARES, WHICH MAY BE OBTAINED FROM YOUR SECURITIES DEALER, OR SHAREHOLDER SERVICING AGENT, OR BY WRITING THE FUND AT P.O. BOX 17250, BALTIMORE, MARYLAND 21203, OR BY CALLING THE FUND AT (800) 553-8080.








               Statement of Additional Information dated August 1,
            1998 Relating to Prospectuses dated, August 1, 1998, for:
                     BT Alex. Brown Cash Reserve Fund, Inc.
               (Prime Series, Treasury Series and Tax-Free Series)
                        Quality Cash Reserve Prime Shares
                    Flag Investors Cash Reserve Prime Shares
                            (Class A and Class B) and
                              Institutional Shares
               (Prime Series, Treasury Series and Tax-Free Series)

                                TABLE OF CONTENTS



Introduction................................................................. 1
Year 2000 ................................................................... 1
General Information About the Fund........................................... 1
      The Fund and Its Shares................................................ 1
      Directors and Officers................................................. 3
      The Investment Advisor................................................. 7
      Distributor............................................................ 8
      Expenses...............................................................12
      Transfer Agent, Custodian and Accounting Services......................13
      Sub-Accounting.........................................................14
      Principal Holders of Securities........................................14
      Semi-Annual Reports....................................................14
      Independent Accountants................................................14
      Legal Matters .........................................................14
Share Purchases and Redemptions..............................................14
      Purchases and Redemptions..............................................15
      Net Asset Value Determination..........................................15
Dividends and Taxes..........................................................16
      Dividends..............................................................16
      Taxes..................................................................17
Current Yield................................................................20
Investment Program and Restrictions..........................................21
Investment Restrictions......................................................23
Portfolio Transactions.......................................................24
Financial Statements.........................................................26

                                  INTRODUCTION


     BT Alex. Brown Cash Reserve Fund, Inc. (the "Fund") is a mutual fund. The rules and regulations of the Securities and Exchange Commission (the "SEC") require all mutual funds to furnish prospective investors certain information concerning the activities of the company being considered for investment. There are four separate Prospectuses for the Fund's shares dated August 1, 1998: one for the BT Alex. Brown Cash Reserve Classes of each Series, one for the Institutional Classes of each Series, one for the Flag Investors Cash Reserve Prime Class A and B Shares of the Prime Series and one for the Quality Cash Reserve Prime Shares Class of the Prime Series. These prospectuses may be obtained without charge from your Participating Dealer or Shareholder Serving Agent or by writing the Fund, P.O. Box 17250, Baltimore, Maryland 21203. Investors may also call (800) 553-8080. Some of the information required to be in this Statement of Additional Information is also included in the Fund's current Prospectuses; and, in order to avoid repetition, reference will be made to sections of the Prospectuses. Unless otherwise noted, the term "Prospectus" as used herein refers to the Prospectus for each class of the Fund's shares. Additionally, the Prospectus and this Statement of Additional Information omit certain information contained in the registration statement filed with the SEC. Copies of the registration statement, including items omitted from the Prospectus and this Statement of Additional Information, may be obtained from the SEC by paying the charges prescribed under its rules and regulations.


                                   Year 2000

     The Fund depends on the smooth functioning of computer systems in almost every aspect of its business. The Fund could be adversely affected if the computer systems used by its service providers do not properly process dates on and after January 1, 2000 and distinguish between the year 2000 and the year 1900. The Fund has asked its service providers whether they expect to have their computer systems adjusted for the year 2000 transition and received assurances from each that its system is expected to accommodate the year 2000 without material adverse consequences to the Fund. The Fund and its shareholders may experience losses if these assurances prove to be incorrect or if issuers of portfolio securities or third parties, such as custodians, banks, broker-dealers or others with which the Fund does business, experience difficulties as a result of year 2000 issues.




                       GENERAL INFORMATION ABOUT THE FUND

The Fund and Its Shares


     The Fund is registered as an open-end diversified management investment company under the Investment Company Act of 1940, as amended, (the "1940 Act") and its shares are registered under the Securities Act of 1933. The Fund was organized as a corporation under the laws of the State of Maryland on November 19, 1980, reorganized as a business trust under the laws of the Commonwealth of Massachusetts on August 30, 1985 and, following certain changes in Maryland law, reorganized as a Maryland corporation effective April 5, 1990.


     The Fund offers three series of shares (each such series is referred to herein as a "Series" and collectively as the "Series"):

             o  Prime Series
             o  Treasury Series
             o  Tax-Free Series


     There are currently five classes of the Prime Series, designated as the BT Alex. Brown Cash Reserve Prime Shares, the Flag Investors Cash Reserve Prime Class A Shares, the Flag Investors Cash Reserve Prime Class B Shares, the BT Alex. Brown Cash Reserve Prime Institutional Shares and the Quality Cash Reserve Prime Shares. There are currently two classes of the Treasury Series, designated as the BT Alex. Brown Cash Reserve Treasury Shares and the BT Alex. Brown Cash Reserve Treasury Institutional Shares. There are currently two classes of the Tax-Free Series, designated as the BT Alex. Brown Cash Reserve Tax-Free Shares and the BT Alex. Brown Cash Reserve Tax-Free Institutional Shares.


     As used in the Prospectus, the term "majority of the outstanding shares" of either the Fund or a particular Series or class means, respectively, the vote of the lesser of (i) 67% or more of the shares of the Fund or such Series or class present or represented by proxy at a meeting, if the holders of more than 50% of the outstanding shares of the Fund or such Series or class are present or represented by proxy, or (ii) more than 50% of the outstanding shares of the Fund or such Series or class.

     Shareholders do not have cumulative voting rights, and therefore the holders of more than 50% of the outstanding shares of all classes voting together for the election of directors may elect all of the members of the Board of Directors of the Fund. In such event, the remaining holders cannot elect any members of the Board of Directors of the Fund.

     The Board of Directors may classify or reclassify any unissued shares of any class or classes in addition to those already authorized by setting or changing in any one or more respects, from time to time, prior to the issuance of such shares, the preferences, conversion or other rights, voting powers, restrictions, limitations as to dividends, qualifications, or terms or conditions of redemption, of such shares. Any such classification or reclassification will comply with the provisions of the 1940 Act.


     The Fund's Articles of Incorporation authorize the issuance of 9 billion shares, each with a par value of $.001. The Board of Directors may increase or (within limits) decrease the number of authorized shares without shareholder approval. A share of a Series represents an equal proportionate interest in such Series with each other share of that Series and is entitled to a proportionate interest in the dividends and distributions from that Series except to the extent such dividends and distributions may be affected by differences in the expenses allocated to a particular class. Additional information concerning the rights of share ownership is set forth in the Prospectus.


     The assets received by the Fund for the issue or sale of shares of each Series and all income, earnings, profits, losses and proceeds therefrom, subject only to the rights of creditors, are allocated to that Series, and constitute the underlying assets of that Series. The underlying assets of each Series are segregated and are charged with the expenses attributable to that Series and with a share of the general expenses of the Fund as described below under "Expenses." While the expenses of the Fund are allocated to the separate books of account of each Series, certain expenses may be legally chargeable against the assets of all Series. In addition, expenses of a Series that are attributable to a particular class of shares offered by that Series are allocated to that class. See "Expenses."


     The Fund's Charter provides that the directors and officers of the Fund will not be liable to the Fund or its shareholders for any action taken by such director or officer while acting in his or her capacity as such, except for any liability to which the director or officer would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office. The Fund's Charter provides for indemnification by the Fund of the directors and officers of the Fund except with respect to any matter as to which any such person did not act in good faith in the reasonable belief that his or her action was in or not opposed to the best interests of the Fund. Such person may not be indemnified against any liability to the Fund or the Fund's shareholders to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office. The Fund's Charter also authorizes the purchase of liability insurance on behalf of the directors and officers.


     As described in the Prospectus, the Fund will not normally hold annual shareholders' meetings. Directors may be removed from office by a vote of the holders of two-thirds of the outstanding shares at a meeting duly called for that purpose, which meeting shall be held upon written request of the holders of not less than 10% of the outstanding shares of the Fund. Upon written request by ten or more shareholders, who have been such for at least six months and who hold shares constituting 1% of the outstanding shares, stating that such shareholders wish to communicate with the other shareholders for the purpose of obtaining the signatures necessary to demand a meeting to consider removal of a director, the Fund has undertaken to provide a list of shareholders or to disseminate appropriate materials.

     Except as otherwise disclosed in the Prospectus and in this Statement of Additional Information, the directors shall continue to hold office and may appoint their successors.

Directors and Officers

     The directors and executive officers of the Fund, their dates of birth and their principal occupations during the last five years are set forth below. Unless otherwise indicated, the address of each Director and executive officer is One South Street, Baltimore, Maryland 21202.


*RICHARD T. HALE, Chairman and Director (7/17/45)
Managing Director, BT Alex. Brown Incorporated; Director and President, Investment Company Capital Corp. (registered investment advisor); and Chartered Financial Analyst.


*TRUMAN T. SEMANS, Director  (10/27/26)
Managing Director Emeritus, BT Alex. Brown Incorporated; Vice Chairman, Alex. Brown Capital Advisory & Trust Company and Director, Investment Company Capital Corp. (registered investment advisor) and Director, Virginia Hot Springs Inc. (property management); Formerly, Vice Chairman, Alex. Brown & Sons Incorporated (now BT Alex. Brown Incorporated).



JAMES J. CUNNANE, Director  (3/11/38)
60 Seagate Drive, Unit P106, Naples, Florida 34103. Managing
Director, CBC Capital (merchant banking), 1993-Present; Formerly, Senior Vice President and Chief Financial Officer, General Dynamics Corporation (defense), 1989-1993 and Director, The Arch Fund (registered investment company).


JOHN F. KROEGER, Director  (8/11/24)
37 Pippins Way, Morristown, New Jersey 07960. Formerly, Consultant, Wendell & Stockel Associates, Inc. (consulting firm); General Manager, Shell Oil Company and Director/Trustee, AIM Funds (registered investment companies).



LOUIS E. LEVY, Director  (11/16/32)
26 Farmstead Road, Short Hills, New Jersey 07078. Director, Kimberly-Clark Corporation (personal consumer products) and Household International (banking and finance); Chairman of the Quality Control Inquiry Committee, American Institute of Certified Public Accountants; Formerly, Trustee, Merrill Lynch Funds for Institutions, 1991-1993; Adjunct Professor, Columbia University-Graduate School of Business, 1991-1992; and Partner, KPMG Peat Marwick, retired 1990.

EUGENE J. McDONALD, Director  (7/14/32)
Duke Management Company, Erwin Square, Suite 100, 2200 West Main Street, Durham, North Carolina 27705. President, Duke Management Company (investments); Executive Vice President, Duke University (education, research and health care); Director, Central Carolina Bank & Trust (banking), Key Funds (registered investment companies), and DP Mann Holdings (insurance); Formerly, Director, AMBAC Treasurers Trust (registered investment company).


REBECCA W. RIMEL, Director  (4/10/51)
The Pew Charitable Trusts, One Commerce Square, 2005 Market Street, Suite 1700, Philadelphia, Pennsylvania 19103. President and Chief Executive Officer, The Pew Charitable Trusts; Director and Executive Vice President, The Glenmede Trust Company; Formerly, Executive Director, The Pew Charitable Trusts.


CARL W. VOGT, ESQ., Director (4/20/36)
Fulbright & Jaworski L.L.P., 801 Pennsylvania Avenue, N.W., Washington, D.C. 20004-2604. Senior Partner, Fulbright & Jaworski L.L.P. (law); Director, Yellow Corporation (trucking); American Science & Engineering (x-ray detection equipment); Formerly, Chairman and Member, National Transportation Safety Board; Director, National Railroad Passenger Corporation (Amtrak) and Member, Aviation System Capacity Advisory Committee (Federal Aviation Administration).


HARRY WOOLF, President (8/12/23)
Institute for Advanced Study, Olden Lane, Princeton, New Jersey 08540. Professor-at-Large Emeritus, Institute for Advanced Study; Director, ATL and Spacelabs Medical Corp. (medical equipment); Director Family Health International (non-profit research and education) and Director, Research America (non-profit medical research); Formerly, Trustee, Reed College (education); Trustee, Rockefeller Foundation; and Director, Merrill Lynch Cluster C Funds and Flag Investors/ISI/BT Alex. Brown Cash Reserve Fund, Inc. Family of funds (registered investment companies).


JOSEPH A. FINELLI, Treasurer  (1/24/57)
Vice President, BT Alex. Brown Incorporated and Vice President, Investment Company Capital Corp., (registered investment advisor), September 1995-Present; Formerly, Vice President and Treasurer, The Delaware Group of Funds (registered investment companies) and Vice President, Delaware Management Company, Inc. (investments), 1980 - August, 1995.


AMY M. OLMERT, Secretary (5/14/63)
Vice President, BT Alex. Brown Incorporated, June, 1997-Present. Formerly, Senior Manager, Coopers & Lybrand L.L.P. (now PricewaterhouseCoopers LLP), September, 1988-June, 1997.


SCOTT J. LIOTTA, Assistant Secretary (3/18/65)
Assistant Vice President, BT Alex. Brown Incorporated, July 1996-Present; Formerly, Manager and Foreign Markets Specialist, Putnam Investments Inc. (registered investment companies), April 1994-July 1996; Supervisor, Brown Brothers Harriman & Co. (domestic and global custody), August 1991-April 1994.

----------
* Messrs. Hale and Semans are "interested persons," as defined in the 1940 Act.

     Directors and officers of the Fund are also directors and officers of some or all of the investment companies managed, administered or advised by BT Alex. Brown Incorporated ("BT Alex. Brown") or its affiliates.

     There are currently 13 funds in the Flag Investors/ISI Funds and BT Alex. Brown Cash Reserve Fund, Inc. fund complex (the "Fund Complex"). Mr. Hale serves as Chairman of four funds and as a director of eight funds in the Fund Complex. Mr. Semans serves as Chairman of five funds and as a director of six funds in the Fund Complex. Messrs. Cunnane, Kroeger, Levy and McDonald serve as directors of each fund in the Fund Complex. Ms. Rimel and Mr. Vogt serve as a director of eleven funds in the Fund Complex. Mr. Woolf serves as President of seven funds in the Fund Complex. Ms. Olmert serves as Secretary, Mr. Finelli serves as Treasurer and Mr. Liotta serves as Assistant Secretary of each of the funds in the Fund Complex.

     With the exception of the Fund's President, officers of the Fund receive no direct remuneration in such capacity from the Fund. Officers and directors of the Fund who are officers or directors of BT Alex. Brown or ICC may be considered to have received remuneration indirectly. Each director who is not an "interested person" of the Fund (as defined in the Investment Company Act) (an "Independent Director") and Mr. Woolf receives an aggregate annual fee (plus reimbursement for reasonable out-of-pocket expenses incurred in connection with his or her attendance at Board and committee meetings) from the Fund and from all Flag Investors/ISI Funds for which he or she serves. In addition, the Chairman of the Fund Complex's Audit Committee receives an aggregate annual fee from the Fund Complex. Payment of such fees and expenses are allocated among all such funds described above in proportion to their relative net assets. For the fiscal year ended March 31, 1998, Independent Directors' fees attributable to the assets of the Fund totaled $289,635.

     The following table shows aggregate compensation payable to each of the Fund's directors by the Fund and the Fund Complex, respectively, and pension or retirement benefits accrued as part of Fund expenses in the fiscal year ended March 31, 1998.

                                                    COMPENSATION TABLE
                                                                                              Total Compensation from the
                                Aggregate Compensation from                                   Fund and the Fund Complex
                                the Fund Payable to Directors   Pension or Retirement         Payable to Directors for the
Name of Person,                 for the Fiscal Year Ended       Benefits Accrued as Part of   Fiscal Year Ended
Position                        March 31, 1998                  Fund Expenses                 March 31, 1998
------------------------------  ------------------------------  ----------------------------  -----------------------------
Richard T. Hale (1)             $0                              $0                                         $0
Chairman
Truman T. Semans (1)            $0                              $0                                         $0
Director
Charles W. Cole, Jr.(1)(2)      $0                              (4)                                        $0
Director
James J. Cunnane                $27,129(3)                      (4)                                $39,000 for service
Director                                                                                              on 13 Boards
John F. Kroeger                 $34,085                         (4)                                $49,000 for service
Director                                                                                              on 13 Boards
Louis E. Levy                   $27,129(3)                      (4)                                $39,000 for service
Director                                                                                              on 13 Boards
Eugene J. McDonald              $27,129(3)                      (4)                                $39,000 for service
Director                                                                                              on 13 Boards
Rebecca W. Rimel                $27,663(3)                      (4)                                $39,000 for service
Director                                                                                              on 11 Boards(5)
Carl W. Vogt, Esq.              $27,938(3)                      (4)                                $39,000 for service
Director                                                                                              on 11 Boards(5)

----------
(1) A director who is, or may be, an "interested person" as defined in the 1940 Act.
(2) Retired as Director of the Fund effective September 1, 1997.
(3) Of amounts payable to Messrs. Cunnane, Levy, McDonald, Vogt, and Ms. Rimel, $27,129, $19,500, $27,129, $27,938 and $27,663 was deferred pursuant to a
    Deferred Compensation Plan.
(4) The Fund Complex has adopted a retirement plan for eligible directors, as described below. The actuarially computed pension expense for the year ended March 31, 1998 was approximately $165,530.
(5) Ms. Rimel and Mr. Vogt receive proportionately higher compensation from each fund for which they serve as a Director.

     The Fund Complex has adopted a retirement plan (the "Retirement Plan") for Directors who are not employees of the Fund, the Fund's advisor or their respective affiliates (the "Participants"). After completion of six years of service, each Participant will be entitled to receive an annual retirement benefit equal to a percentage of the fee earned by him or her in his or her last year of service. Upon retirement, each Participant will receive annually 10% of such fee for each year that he or she served after completion of the first five years, up to a maximum annual benefit of 50% of the fee earned by him or her in his or her last year of service. The fee will be paid quarterly, for life, by each Fund for which he or she serves. The Retirement Plan is unfunded and unvested. Mr. Kroeger has qualified but has not received benefits. The Fund has two Participants, a director who retired effective December 31, 1994 and Mr. Woolf who retired effective December 31, 1996, who have qualified for the Retirement Plan by serving thirteen years and fourteen years, respectively, as directors in the Fund Complex and each of whom will be paid a quarterly fee of $4,875 by the Fund Complex for the rest of his or her life. Such fees are allocated to each fund in the Fund Complex based upon the relative net assets of such fund to the Fund Complex.

     Set forth in the table below are the estimated annual benefits payable to a Participant upon retirement assuming various years of service and payment of a percentage of the fee earned by such Participant in his or her last year of service, as described above. The approximate credited years of service at December 31, 1997 are as follows: for Mr. Cunnane, 3 years; for Mr. Kroeger, 15 years; for Mr. Levy, 3 years; for Mr. McDonald, 5 years; for Mr. Vogt, 2 years; and for Ms. Rimel, 2 years.



                                   Estimated Annual Benefits Payable
                                    By Fund Complex Upon Retirement
                       ---------------------------------------------------------
Years of Service       Chairman of Audit Committee           Other Participants
----------------       ---------------------------           ------------------
6 years                          $4,900                             $3,900
7 years                          $9,800                             $7,800
8 years                         $14,700                            $11,700
9 years                         $19,600                            $15,600
10 years or more                $24,500                            $19,500



     Any director who receives fees from the Fund is permitted to defer a minimum of 50%, or up to all, of his or her annual compensation pursuant to a Deferred Compensation Plan. Messrs. Cunnane, Levy, McDonald and Vogt and Ms. Rimel have each executed a Deferred Compensation Agreement. Currently, the deferring directors may select from among various Flag Investors and BT Alex. Brown Cash Reserve Funds and the BT International Equity Fund in which all or part of their deferral account shall be deemed to be invested. Distributions from the deferring directors' deferral accounts will be paid in cash, in generally equal quarterly installments over a period of ten years.


The Investment Advisor



     Investment Company Capital Corp. ("ICC" or the "Advisor"), an indirect subsidiary of Bankers Trust Corporation, acts as the Fund's investment advisor pursuant to three separate Investment Advisory Agreements dated as of September 1, 1997, one relating to the Prime Series, one relating to the Treasury Series and one relating to the Tax-Free Series (the "Advisory Agreements"). ICC was organized in 1987. The terms of the Advisory Agreements are the same except to the extent specified below. Pursuant to the terms of the Advisory Agreements, ICC (a) supervises and manages the Fund's operations; (b) formulates and implements continuing programs for the purchases and sales of securities, consistent with the investment objective and policies of each Series; (c) provides the Fund with such executive, administrative and clerical services as are deemed advisable by the Fund's Board of Directors; (d) provides the Fund with, or obtains for it, adequate office space and all necessary office equipment and services; (e) obtains and evaluates pertinent information about significant developments and economic, statistical and financial data, domestic, foreign and otherwise, whether affecting the economy generally or any Series of the Fund, and whether concerning the individual issuers whose securities are included in the Fund's Series or the activities in which they engage, or with respect to securities which ICC considers desirable for inclusion in the portfolio of any of the Fund's Series; (f) determines which issuers and securities shall be represented in the Portfolio of any of the Fund's Series;
(g) takes all actions necessary to carry into effect the Fund's purchase and sale programs; (h) supervises the operations of the Fund's transfer and dividend disbursing agent; (i) provides the Fund with such administrative and clerical services for the maintenance of certain shareholder records as are deemed advisable by the Fund's Board of Directors; and (j) arranges, but does not pay for, the periodic updating of prospectuses and supplements thereto, proxy material, tax returns, reports to the Fund's shareholders and reports to and filings with the SEC and state Blue Sky authorities. ICC may delegate its duties under the Advisory Agreements, and has delegated certain of such duties with respect to the Tax-Free Series to its affiliates.

     As compensation for its services for the Fund, ICC receives a fee from the Fund, calculated daily and paid monthly, at the following annual rates based upon the Fund's aggregate average daily net assets: 0.30% of the first $500 million, 0.26% of the next $500 million, 0.25% of the next $500 million, 0.24% of the next $1 billion, 0.23% of the next $1 billion and 0.22% of that portion in excess of $3.5 billion. In addition, the Advisor is entitled to receive an additional fee with respect to the Prime Series as well as an additional fee with respect to the Tax-Free Series, calculated daily and paid monthly, at the annual rate of 0.02% of the Prime Series' average daily net assets and 0.03% of the Tax-Free Series' average daily net assets. ICC may, from time to time, voluntarily waive a portion of its advisory fee with respect to any Series to preserve or enhance the performance of the Series.

Advisory fees paid by the Fund to ICC for the last three fiscal years were as follows:

                     For the Fiscal Year Ended March 31
--------------------------------------------------------------------------------
         1998          |            1997            |           1996
--------------------------------------------------------------------------------
     $12,511,915       |        $10,806,028         |       $7,291,008
--------------------------------------------------------------------------------


     The Advisory Agreements continue in effect from year to year if each such agreement is specifically approved at least annually by the Fund's Board of Directors and by a majority of the Independent Directors by votes cast in person at a meeting called for such purpose. The Fund or ICC may terminate any Advisory Agreement on 60 days' written notice without penalty. The Advisory Agreements terminate automatically in the event of an "assignment," as defined in the 1940 Act.


     ICC also serves as the Fund's transfer and dividend disbursing agent and provides accounting services to each Series. An affiliate of ICC serves as custodian to the Fund. (See "Transfer Agent, Custodian and Accounting Services.")

Distributor

     ICC Distributors, Inc. ("ICC Distributors" or the "Distributor") serves as the distributor for each class of the Fund's shares pursuant to a Distribution Agreement dated August 31, 1997 (the "Distribution Agreement"). Prior to August 31, 1997, Alex. Brown & Sons Incorporated ("Alex. Brown") served as the Fund's Distributor pursuant to five separate distribution agreements for the same rates of compensation and on substantially the same terms as the current Distribution Agreement. ICC Distributors serves as the distributor for other funds in the Flag Investors family of funds.

     The Distribution Agreement provides that ICC Distributors shall; (i) use reasonable efforts to sell Shares upon the terms and conditions contained in the Distribution Agreement and the Fund's then current Prospectus; (ii) use its best efforts to conform with the requirements of all federal and state laws relating to the sale of the Shares; (iii) adopt and follow procedures as may be necessary to comply with the requirements of the National Association of Securities Dealers, Inc. and any other applicable self-regulatory organization; (iv) perform its duties under the supervision of and in accordance with the directives of the Fund's Board of Directors and the Fund's Articles of Incorporation and By-Laws; and (v) provide the Fund's Board of Directors with a written report of the amounts expended in connection with the Distribution Agreement. ICC Distributors shall devote reasonable time and effort to effect sales of Shares but shall not be obligated to sell any specific number of Shares. The services of ICC Distributors are not exclusive and ICC Distributors shall not be liable to the Fund or its shareholders for any error of judgment or mistake of law, for any losses arising out of any investment, or for any action or inaction of ICC Distributors in the absence of bad faith, willful misfeasance or gross negligence in the performance of its duties or obligations under the Distribution Agreement or by reason of its reckless disregard of its duties and obligations under the Distribution Agreement. The Distribution Agreement further provides that the Fund and ICC Distributors will mutually indemnify each other for losses relating to disclosures in the Fund's registration statement.

     The Distribution Agreement may be terminated at any time upon 60 days' written notice by the Fund, without penalty, by the vote of a majority of the Fund's Independent Directors or by a vote of a majority of the Fund's outstanding Shares of the related class (as defined under "Capital Stock") or upon 60 days' written notice by the Distributor and shall automatically terminate in the event of an assignment. The Distribution Agreement has an initial term of one year from the date of effectiveness. It shall continue in effect thereafter with respect to each class of the Fund provided that it is approved at least annually by (i) a vote of a majority of the outstanding voting securities of the related class of the Fund or (ii) a vote of a majority of the Fund's Board of Directors including a majority of the Independent Directors and, with respect to each class of the Fund for which there is a plan of distribution, so long as such plan of distribution is approved at least annually by the Independent Directors in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement, including the form of Sub-Distribution Agreement, was initially approved by the Board of Directors, including a majority of the Independent Directors, on August 4, 1997 and was most recently approved on March 27, 1998.

     As compensation for its services, ICC Distributors receives a distribution fee from the Fund, calculated daily and paid monthly, at the annual rate of 0.25% of the aggregate average daily net assets of all classes of the Fund, excluding net assets attributable to the Institutional Shares, the Quality Cash Reserve Prime Shares and the Flag Investors Cash Reserve Prime Class B Shares. ICC Distributors receives no compensation with respect to its services as distributor for the Institutional Shares and none of ICC Distributors' compensation as distributor of the Fund's shares is allocated to the Institutional Shares. ICC Distributors receives a distribution fee from the Fund, calculated daily and paid monthly, at the annual rates of 0.60% of the average daily net assets of the Quality Cash Reserve Prime Shares and 0.75% of the average daily net assets of the Flag Investors Cash Reserve Prime Class B Shares. In addition, ICC Distributors receives a shareholder servicing fee, paid monthly, at an annual rate equal to 0.25% of the Flag Investors Cash Reserve Prime Class B Shares' average daily net assets.

     As compensation for providing distribution and shareholder services to the Fund for the last three fiscal years, the fund's distributor received fees in the following amounts:


                                  For the Fiscal Year Ended March 31
                            ------------------------------------------------
          Fee                    1998              1997             1996
-------------------------   -------------     -------------     ------------
Prime Series 12b-1 Fees     $8,299,915(1)     $7,398,316(5,6)   $5,575,592(5,7)
Treasury Series 12b-1 Fee   $1,700,377(2)     $1,681,441(5)     $1,549,949(5)
Tax-Free Series 12b-1 Fee   $1,784,579(3)     $1,479,582(5)     $1,345,261(5)
Flag Investors Cash
Reserve Class B
Shareholder Servicing Fee   $      750(4)     $      231(5)     $       77(5)

----------
(1) Of this amount, Alex. Brown, the Fund's distributor prior to August 31, 1997, received $3,204,626 (net of waivers of $54,321 for the Quality Cash Reserve Prime Shares Class) and ICC Distributors, the Fund's distributor effective August 31, 1997, received $5,095,289 (net of waivers of $81,870 for the Quality Cash Reserve Prime Shares Class).
(2) Of this amount, Alex. Brown, the Fund's distributor prior to August 31, 1997, received $655,375 and ICC Distributors, the Fund's distributor effective August 31, 1997, received $1,045,002.
(3) Of this amount, Alex. Brown, the Fund's distributor prior to August 31, 1997, received $692,546 and ICC Distributors, the Fund's distributor effective August 31, 1997, received $1,092,033.
(4) Of this amount, Alex. Brown, the Fund's distributor prior to August 31, 1997, received $315 and ICC Distributors, the Fund's distributor effective August 31, 1997, received $435.
(5) Fees received by Alex. Brown, the Fund's distributor for the fiscal years ended March 31, 1997 and March 31, 1996.
(6) Net of fee waivers of $120,055 for the Quality Cash Reserve Prime
    Shares Class.
(7) Net of fee waivers of $59,331 for the Quality Cash Reserve Prime Shares
    Class.

     Pursuant to the Distribution Agreement, ICC Distributors may pay certain promotional and advertising expenses and, except in the case of the Institutional Shares, may compensate certain registered securities dealers and banks and other financial institutions for services provided in connection with the processing of orders for purchase or redemption of the Fund's shares and furnishing other shareholder services. Payments by ICC Distributors to certain registered securities dealers are paid by ICC Distributors out of fees received by ICC Distributors from the Fund. In addition, the Fund may enter into Shareholder Servicing Agreements pursuant to which the Advisor or its affiliates will provide compensation out of its own resources for ongoing shareholder services. Specifically, ICC Distributors may compensate certain registered securities dealers for opening accounts, processing investor purchase and redemption orders, responding to inquiries from Fund shareholders concerning the status of their accounts and the operations of the Fund, and communicating with the Fund and its transfer agent on behalf of Fund shareholders. ICC Distributors may also enter into shareholder processing and servicing agreements ("Shareholder Servicing Agreements") with any securities dealer who is registered under the Securities Exchange Act of 1934 and is a member in good standing of the National Association of Securities Dealers, Inc. and (except for the Quality Cash Reserve Prime Shares) with banks and other financial institutions who may wish to establish accounts or sub-accounts on behalf of their customers (collectively, such securities dealers, banks and financial institutions are referred to as "Shareholder Servicing Agents").

     For processing investor purchase and redemption orders, responding to inquiries from Fund shareholders concerning the status of their accounts and operations of the Fund and communicating with the Fund, its transfer agent and ICC Distributors, ICC Distributors may make payments to Shareholder Servicing Agents out of its distribution fee. The fees payable to Shareholder Servicing Agents under Shareholder Servicing Agreements will be negotiated by ICC Distributors. ICC Distributors will report quarterly to the Fund's Board of Directors on the rate to be paid under each such agreement and the amounts paid or payable under such agreements. The rate will be based upon ICC Distributors' analysis of: (1) the nature, quality and scope of services being provided by the Shareholder Servicing Agent; (2) the costs incurred by the Shareholder Servicing Agent in connection with providing services to shareholders; (3) the amount of assets being invested in shares of the Fund; and (4) the contribution being made by the Shareholder Servicing Agent toward reducing the Fund's expense ratio. The provisions of the Distribution Agreement authorizing payments by ICC Distributors for advertisements, promotional materials, sales literature and printing and mailing of prospectuses to other than Fund shareholders and payments by ICC Distributors and the Fund to Shareholder Servicing Agents may be deemed to constitute payments by the Fund to support distribution.

     The Glass-Steagall Act and other applicable laws, among other things, generally prohibit federally chartered or supervised banks from engaging in the business of underwriting, selling or distributing securities. Accordingly, ICC Distributors will engage banks as Shareholder Servicing Agents only to perform administrative and shareholder servicing functions. Management of the Fund believes that such laws should not preclude a bank from acting as a Shareholder Servicing Agent. However, judicial or administrative decisions or interpretations of such laws as well as changes in either federal or state statutes or regulations relating to the permissible activities of banks or their subsidiaries or affiliates, could prevent a bank from continuing to perform all or a part of its servicing activities. If a bank were prohibited from so acting, shareholder clients would be permitted to remain as Fund shareholders and alternate means for continuing the servicing of such shareholders would be sought. In such event, changes in the operation of the Fund might occur and shareholders serviced by such bank might no longer be able to avail themselves of any automatic investment or other services then being provided by such bank. It is not expected that shareholders would suffer any adverse financial consequences as a result of any of these occurrences.


     Pursuant to Rule 12b-1 under the Investment Company Act, investment companies may pay distribution expenses directly or indirectly, only pursuant to a plan adopted by the investment company's board of directors and approved by its shareholders. The Fund has adopted six separate distribution plans: one for the Flag Investors Cash Reserve Prime Class A Shares; one for the Flag Investors Cash Reserve Prime Class B Shares; one for the BT Alex. Brown Cash Reserve Prime Shares; one for the BT Alex. Brown Cash Reserve Treasury Shares; one for the BT Alex. Brown Cash Reserve Tax-Free Shares; and one for the Quality Cash Reserve Prime Shares (the "Plans"). Amounts allocated to Participating Dealers or Shareholder Servicing Agents may not exceed amounts payable to ICC Distributors under the Plans with respect to shares held by or on behalf of customers of such entities.

     The Plans will remain in effect from year to year provided that each agreement and Plan is specifically approved at least annually by the Fund's Board of Directors and by the affirmative vote of a majority of the Independent Directors by votes cast in person at a meeting called for such purpose. The Plans were most recently approved in the foregoing manner on September 16, 1997. In approving the Plans, the directors determined, in the exercise of their business judgment and in light of their fiduciary duties as directors of the Fund, that there was a reasonable likelihood that such Plans would benefit the Fund and its shareholders. Although it is a primary objective of each Plan to reduce expenses of the Fund by fostering growth in the Fund's net assets, there can be no assurance that this objective of each Plan will be achieved; however, based on the data and information presented to the Board of Directors by ICC Distributors, the Board of Directors determined that there is a reasonable likelihood that the benefits of growth in the size of the Fund can be accomplished under the Plan.

     Each Plan will be renewed only if the directors make a similar determination prior to each renewal term. The Plans may not be amended to increase the maximum amount of payments by ICC Distributors to Shareholder Servicing Agents without shareholder approval, and all material amendments to the provisions of any of the Distribution Agreement relating to the Plan must be approved by a vote of the Board of Directors and of the directors who have no direct or indirect interest in the Plan, cast in person at a meeting called for the purpose of such vote. When the Board of Directors of the Fund approved the Plans, the Board of Directors requested and evaluated such information as it deemed reasonably necessary to make an informed determination that the agreements and Plans should be approved. The Board considered and gave appropriate weight to all pertinent factors necessary to reach the good faith judgment that the Plans would benefit the Fund and its shareholders. During the continuance of the Plans, ICC Distributors will report in writing to the Fund's Board of Directors annually the amounts and purposes of such payments for services rendered to shareholders by securities dealers and financial institutions who have executed Shareholder Servicing Agreements.





Expenses


     ICC and the Distributor furnish, without cost to the Fund, such personnel as are required, subject to applicable banking laws, for the proper conduct of the Fund's affairs and to carry out their obligations under the Distribution Agreement and the Investment Advisory Agreements. The Advisor maintains, at its own expense and without cost to the Fund, trading functions in order to carry out its obligation to place orders for the purchase and sale of portfolio securities for the Tax-Free, Prime or Treasury Series, as appropriate. ICC Distributors bears the expenses of printing and distributing prospectuses (other than those prospectuses distributed to existing shareholders of the Fund) and any other promotional or sales literature used by ICC Distributors or furnished by ICC Distributors to purchasers or dealers in connection with the public offering of the Fund's shares, the expenses of advertising in connection with such public offering and all legal expenses in connection with the foregoing.


     The Fund pays or causes to be paid all other expenses of the Fund, including, without limitation: the fees of ICC Distributors and ICC; the charges and expenses of any registrar, any custodian or depository appointed by the Fund for the safekeeping of its cash, portfolio securities and other property, and any share transfer, dividend or accounting agent or agents appointed by the Fund; brokers' commissions chargeable to the Fund in connection with portfolio securities transactions to which the Fund is a party; all taxes, including securities issuance and transfer taxes, and fees payable by the Fund to federal, state or other governmental agencies; the costs and expenses of engraving or printing certificates representing shares of the Fund; all costs and expenses in connection with the registration and maintenance of registration of the Fund and its shares with the SEC and various states and other jurisdictions (including filing fees, legal fees and disbursements of counsel); the costs and expenses of printing, including typesetting, and distributing prospectuses of the Fund and supplements thereto to the Fund's shareholders (prospectuses distributed to prospective shareholders are paid for by ICC Distributors); all expenses of shareholders' and directors' meetings and of preparing, printing and mailing of proxy statements and reports to shareholders; fees and travel expenses of directors or director members of any advisory board or committee; all expenses incident to the payment of any dividend, distribution, withdrawal or redemption, whether in shares or in cash; charges and expenses of any outside service used for pricing of the Fund's shares; fees and expenses of legal counsel and of independent accountants, in connection with any matter relating to the Fund; membership dues of industry associations; interest payable on Fund borrowings; postage; insurance premiums on property or personnel (including officers and directors) of the Fund which inure to its benefit; extraordinary expenses (including, but not limited to, legal claims and liabilities and litigation costs and any indemnification related thereto); and all other charges and costs of the Fund's operations unless otherwise explicitly assumed by ICC Distributors, or ICC.


     Expenses which are attributable to any of the Fund's three Series are charged against the income of such Series in determining net income for dividend purposes. Expenses of the Fund which are not directly attributable to the operations of a particular Series are allocated among the Series based upon the relative net assets of each Series. Expenses attributable to a class of shares of a Series are allocated to that class.

Transfer Agent, Custodian and Accounting Services


     Bankers Trust Company ("Bankers Trust") serves as custodian of the Fund's investments. Bankers Trust receives such compensation from the Fund for its services as custodian as may be agreed to from time to time by Bankers Trust and the Fund. For the period from September 22, 1997 to March 31, 1998, Bankers Trust was paid $237,400 as compensation for providing custody services to the Fund. ICC, the Fund's investment advisor, provides accounting services for each Series. In addition, ICC serves as the Fund's transfer and dividend disbursing agent. ICC receives such compensation from the Fund (or, with respect to accounting fees, from the Tax-Free, Prime or Treasury Series, as appropriate) for services in such capacities as are agreed to from time to time by ICC and the Fund.


     As compensation for providing accounting services to each Series of the Fund, ICC receives an annual fee, calculated daily and paid monthly as shown below.
                                                         Incremental Annual
         Average Daily Net Assets                    Accounting Fee Per Series
--------------------------------------------         -------------------------
$                0   -    $       10,000,000            $13,000(fixed fee)
$       10,000,000   -    $       20,000,000                 0.100%
$       20,000,000   -    $       30,000,000                 0.080%
$       30,000,000   -    $       40,000,000                 0.060%
$       40,000,000   -    $       50,000,000                 0.050%
$       50,000,000   -    $       60,000,000                 0.040%
$       60,000,000   -    $       70,000,000                 0.030%
$       70,000,000   -    $      100,000,000                 0.020%
$      100,000,000   -    $      500,000,000                 0.015%
$      500,000,000   -    $    1,000,000,000                 0.005%
over $1,000,000,000                                          0.001%


     In addition, each Series, as appropriate, will reimburse ICC for the following out-of-pocket expenses incurred in connection with ICC's performance of accounting services for such Series: express delivery, independent pricing and storage.

     For the fiscal year ended March 31, 1998, ICC received fees of $162,781 for providing accounting services to the Prime Series and received fees of $127,485 for providing accounting services to the Treasury Series. For the fiscal year ended March 31, 1998, PFPC Inc. ("PFPC"), an affiliate of PNC Bank, National Association, provided accounting services to the Tax Free Series and received fees of $66,777.


     As compensation for providing transfer agency services, the Fund pays ICC up to $17.45 per account per year plus reimbursement for out-of-pocket expenses incurred in connection therewith. For the fiscal year ended March 31, 1998, such fees totaled $2,661,928 for Prime Series, $274,991 for Treasury Series and $162,558 for Tax-Free Series, respectively.



Sub-Accounting

     The Fund and ICC have arranged for PFPC to offer sub-accounting services to Fund shareholders and maintain information with respect to underlying owners. Investors, such as financial institutions, investment counselors and brokers, who purchase shares for the account of others, can make arrangements through the Fund or ICC for these sub-accounting services.

Principal Holders of Securities


     To Fund management's knowledge, the following persons owned beneficially or of record 5% or more of the outstanding shares of the Tax-Free Series of the Fund, as of July 8, 1998.*

                  Alex. Brown & Sons                          6.11%
                  A/C 25010788
                  P. O. Box 1346
                  Baltimore, MD  21203-1346

     As of July 8, 1998, the directors and officers of the Fund owned an aggregate of less than 1% of the Fund's shares or any class thereof.

------------
* To Fund management's knowledge, BT Alex. Brown owned less than 1% of any Series of the Fund, as of July 8, 1998.


Semi-Annual Reports

     The Fund furnishes shareholders with semi-annual reports containing information about the Fund and its operations, including a schedule of investments held in the Fund's portfolios and its financial statements.

Independent Accountants


     The annual financial statements are audited by the Fund's independent accountants. The Board of Directors has selected PricewaterhouseCoopers LLP, 250 West Pratt Street, Baltimore, Maryland, 21201, as the Fund's independent accountants to audit the Fund's financial statements and review the Fund's federal tax returns for the fiscal year ending March 31, 1998.

Legal Matters

     Morgan, Lewis & Bockius LLP serves as counsel to the Fund.

                         SHARE PURCHASES AND REDEMPTIONS

Purchases and Redemptions


     A complete description of the manner by which the Fund's Shares may be purchased or redeemed appears in the Prospectus for that class under the headings "How to Buy Shares" and "How to Redeem Shares." The Fund reserves the right to suspend the sale of Shares at any time.


     The right of redemption may be suspended or the date of payment postponed when (a) trading on the New York Stock Exchange is restricted, as determined by applicable rules and regulations of the SEC, (b) the New York Stock Exchange is closed for other than customary weekend and holiday closings, (c) the SEC has by order permitted such suspension, or (d) an emergency as determined by the SEC exists making disposal of portfolio securities or the valuation of the net assets of the Fund not reasonably practicable.

Net Asset Value Determination


     The net asset value of the Treasury Series and the Tax-Free Series is determined daily as of 11:00 a.m. (Eastern time) and the net asset value of the Prime Series is determined daily as of 12:00 noon Eastern time each day that Bankers Trust and the New York Stock Exchange are open for business.


     For the purpose of determining the price at which shares of each class of each Series are issued and redeemed, the net asset value per share is calculated immediately after the daily dividend declaration by: (a) valuing all securities and instruments of such Series as set forth below; (b) deducting such Series' and class' liabilities; (c) dividing the resulting amount by the number of shares outstanding of such class; and (d) rounding the per share net asset value to the nearest whole cent. As discussed below, it is the intention of the Fund to maintain a net asset value per share of $1.00 for each class of each Series.

     The instruments held in each Series' portfolio are valued on the basis of amortized cost. This involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold all the securities in its portfolios. During periods of declining interest rates, the daily yield for any Series computed as described under "Dividends and Taxes" below, may be higher than a like computation made by a fund with identical investments utilizing a method of valuation based upon market prices and estimates of market prices for all of its portfolio instruments. Thus, if the use of amortized cost by the Fund results in a lower aggregate portfolio value for a Series on a particular day, a prospective investor in such Series would be able to obtain a somewhat higher yield than would result from an investment in a fund utilizing solely market values, and existing investors in such Series would receive less investment income. The converse would apply in a period of rising interest rates.

     The valuation of the portfolio instruments based upon their amortized cost, the calculation of the per share net asset value to the nearest whole cent and the concomitant maintenance of the net asset value per share of $1.00 for each class of each Series is permitted in accordance with rules and regulations of the SEC applicable to money market funds, as amended, effective June 1, 1991, which require the Fund to adhere to certain quality, maturity and diversification conditions. The Fund maintains a dollar-weighted average portfolio maturity of 90 days or less for each Series, purchases only instruments having remaining maturities of 397 days or less and invests only in securities determined by the Board of Directors to be of high quality with minimal credit risk. The Board of Directors is required to establish procedures designed to stabilize, to the extent reasonably possible, the Fund's price per share at $1.00 for each class of each Series as computed for the purpose of sales and redemptions. Such procedures include review of each Series' portfolio holdings by the Board of Directors, at such intervals as it may deem appropriate, to determine whether the net asset value calculated by using available market quotations or other reputable sources for any class of any Series deviates from $1.00 per share and, if so, whether such deviation may result in material dilution or is otherwise unfair to existing shareholders of the relevant class or Series. In the event the Board of Directors determines that such a deviation exists for any class of any Series, it will take such corrective action as the Board of Directors deems necessary and appropriate with respect to any class of such Series, including sales of portfolio instruments prior to maturity to realize capital maturity; withholding of dividends; redemption of shares in kind; or establishment of a net asset value per share by using available market quotations.


                               DIVIDENDS AND TAXES

Dividends

     All of the net income earned on the Prime Series, Treasury Series and the Tax-Free Series is declared daily as dividends to the respective holders of record of shares of each class of each Series. The net income of each Series for dividend purposes (from the time of the immediately preceding determination thereof) consists of (a) interest accrued and discount earned (including both original issue and market discount), if any, on the assets of such Series and any general income of the Fund prorated to the Series based on its relative net assets, less (b) amortization of premium and accrued expenses for the applicable dividend period attributable directly to such Series and general expenses of the Fund prorated to each such Series based on its relative net assets. Expenses attributable to a class of a Series are allocated to that class. Although realized gains and losses on the assets of each Series are reflected in the net asset value of such Series, they are not expected to be of an amount which would affect the net asset value of any Series of $1.00 per share for the purposes of purchases and redemptions. Realized gains and losses may be declared and paid yearly or more frequently. The amount of discount or premium on instruments in each portfolio is fixed at time of their purchase. See "Net Asset Value Determination" above.

     Should the Fund incur or anticipate any unusual expense or loss or depreciation which would adversely affect the net asset value per share or net income per share of any class of a Series for a particular period, the Board of Directors would at that time consider whether to adhere to the present dividend policy described above or to revise it in light of then prevailing circumstances. For example, if the net asset value per share of any class of a Series was reduced, or was anticipated to be reduced, below $1.00, the Board of Directors might suspend further dividend payments with respect to such class or Series until the net asset value returns to $1.00. Thus, the expense or loss or depreciation might result in a shareholder (i) receiving no dividends for the period during which the shareholder held shares of such class or Series or (ii) receiving upon redemption a price per share lower than that which he paid.

     Dividends on all classes of a Series are normally payable on the first day that a share purchase or exchange order is effective but not on the day that a redemption order is effective. Share purchases for the Treasury Series and the Tax-Free Series effected before 11:00 a.m. (Eastern Time) and Share purchases for the Prime Series effected before 12:00 noon (Eastern Time) begin to earn dividends on the same business day. Dividends are declared and reinvested monthly in the form of additional full and fractional shares of the same Series at net asset value unless the shareholder has elected to have dividends paid in cash.

Taxes

     The following is only a summary of certain additional federal income tax considerations generally affecting the Fund and its shareholders that are not described in the Fund's Prospectus. No attempt is made to present a detailed explanation of the federal, state or local tax treatment of the Fund or its shareholders, and the discussion here and in the Fund's Prospectus is not intended as a substitute for careful tax planning.

     The following discussion of federal income tax consequences is based on the Internal Revenue Code of 1986, as amended (the "Code") and the regulations issued thereunder as in effect on the date of this Statement of Additional Information. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.

     1. Generally

     Through payment of all or substantially all of its net investment company taxable income (generally, net investment income plus net short term capital gains) plus, in the case of the Tax-Free Series, all or substantially all of its net exempt interest income, to shareholders and by meeting certain diversification of assets and other requirements of the Code, each Series expects to qualify as a regulated investment company under Subchapter M of the Code. This will enable each Series to be relieved from payment of income taxes on that portion of its net investment company taxable income and net capital gains (the excess of net long-term capital gains over net short-term capital losses) distributed to shareholders. Each Series also intends to meet the distribution requirements of the Code to avoid the imposition of a 4% federal excise tax.

     In order to qualify for tax treatment as a regulated investment company under the Code, each Series must distribute annually to its shareholders at least the sum of 90% of its net interest income excludable from gross income plus 90% of its investment company taxable income and also must meet several additional requirements. Among those requirements are the following: (i) each Series must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of stock or securities, or certain other income;
(ii) at the close of each quarter of each Series' taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government securities, securities of other registered investment companies and other securities, with such other securities limited, in respect to any one issuer, to an amount that does not exceed 5% of the value of the Series' assets and that does not represent more than 10% of the outstanding voting securities of such issuer; and (iii) at the close of each quarter of each Series' taxable year, not more than 25% of the value of its assets may be invested in securities (other than U.S. Government securities or the securities of other registered investment companies) of any one issuer or of two or more issuers which the Series controls and which are engaged in the same, similar or related trades or businesses.

     Each Series' policy is to distribute to its shareholders substantially all of its investment company taxable income for each year. Such dividends generally will be taxable to shareholders as ordinary income. Dividends will be subject to taxation whether paid in the form of cash or additional shares of a Series.

     Since all of each Series' net investment income is expected to be derived from earned interest, it is anticipated that no part of any distribution will be eligible for the dividends received deduction for corporate shareholders.

     If for any taxable year, the Fund does not qualify as a regulated investment company, all of its taxable income will be subject to tax at regular corporate income tax rates without any deduction for distribution to shareholders, and all such distributions generally will be taxable to shareholders as ordinary dividends to the extent of the Fund's current and accumulated earnings and profits. Such distributions generally will be eligible for the dividends received deduction for corporate shareholders.


     Although no Series expects to recognize any long-term capital gains, each Series' policy is to distribute substantially all of its net capital gains (the excess of net long-term capital gains over net short-term capital losses). Any such net capital gains distributions will be taxable to shareholders as a long-term capital gain, currently taxed at a maximum rate of 20% with respect to shareholders who are individuals, regardless of how long a shareholder has held shares. An ordinary income dividend or a distribution of net capital gains received after the purchase of a Series' shares reduces the net asset value of the shares by the amount of such dividend or distribution and will be subject to income taxes.



     Generally, when establishing an account, an investor must supply a taxpayer identification number to the Series and certify that the investor is not subject to backup withholding. Failure to do so will result in the Series having to withhold from distributions 31% of all amounts otherwise payable. Backup withholding may also apply in certain other circumstances. The amounts withheld will be credited against the shareholder's federal income tax liability, and if withholding results in an overpayment of taxes, the shareholder may obtain a refund from the Internal Revenue Service.

     Dividends to shareholders who are non-resident individuals or entities may be subject to a 30% United States withholding tax under existing provisions of the Code applicable to foreign individuals and entities unless a reduced rate of withholding or a withholding exemption is provided under applicable treaty law. Non-resident shareholders are urged to consult their own tax advisors concerning the applicability of the U.S. withholding tax.

     The Code imposes a 4% non-deductible federal excise tax on a regulated investment company that fails to distribute by the end of any calendar year 98% of its ordinary income for that year and 98% of its capital gain net income (the excess of short and long term capital gains over short and long term capital losses) for the one-year period ending on October 31 of such calendar year, plus certain other amounts. Each Series intends to make sufficient distributions of its ordinary income and capital gains net income prior to the end of each calendar year to avoid liability for this excise tax.


     Any gain or loss recognized on a sale or redemption of shares of the Series by a shareholder who is not a dealer in securities generally will be treated as a long-term capital gain or loss if the shares have been held for more than twelve months and otherwise generally will be treated as a short-term capital gain or loss. For individuals, long-term capital gains are currently taxed at a maximum rate of 20% and short-term capital gains are currently taxed at ordinary income tax rates. Any loss recognized by a Shareholder upon the sale or redemption of shares of the Series held for six months or less, however, will be disallowed to the extent of any exempt-interest dividends received by the Shareholder with respect to such shares. If shares on which a net capital gain distribution has been received are subsequently sold or redeemed, and such shares have been held for six months or less, any loss recognized will be treated as a long-term capital loss to the extent of the capital gain distribution.


     Dividends and capital gains distributions may also be subject to state and local taxes. Shareholders are urged to consult their tax advisors regarding specific questions as to federal, state, or local taxes.

     2. Additional Considerations for Tax-Free Series

     The following additional considerations relate to the Tax-Free Series. The Tax-Free Series intends to invest in sufficient Municipal Securities so that it will qualify to pay "exempt-interest dividends" (as defined in the Code) to shareholders. The Tax-Free Series' dividends payable from net tax-exempt interest earned from Municipal Securities will qualify as exempt-interest dividends if, at the close of each quarter of the taxable year of the Series, at least 50% of the value of the Series' total assets consists of Municipal Securities. In addition, the Series must distribute an amount equal to at least the sum of 90% of the net exempt-interest income and 90% of the investment company taxable income earned by the Series during the taxable year.

     Exempt-interest dividends distributed to shareholders are not includable in the shareholders' gross income for regular federal income tax purposes. However, while such interest is exempt from regular federal income tax, it may be subject to the alternative minimum tax (the "Alternative Minimum Tax") imposed by
Section 55 of the Code and in the case of corporate shareholders, the environmental tax (the "Environmental Tax") imposed by Section 59A of the Code. The Alternative Minimum Tax will be imposed at rates of up to 28% in the case of noncorporate taxpayers and at the rate of 20% in the case of corporate taxpayers, to the extent it exceeds the taxpayer's regular tax liability. The Environmental Tax is imposed at the rate of 0.12% and applies only to corporate taxpayers. The Alternative Minimum Tax and the Environmental Tax may be imposed in two circumstances. First, exempt-interest dividends derived from certain Municipal Securities that are "private activity bonds" which are issued after August 7, 1986, will generally constitute an item of tax preference (and therefore potentially be subject to the Alternative Minimum Tax and the Environmental Tax) for both corporate and non-corporate taxpayers. The Fund intends, when possible, to avoid investing in such Municipal Securities. Second, exempt-interest dividends derived from all Municipal Securities, regardless of the date of issue, or whether derived from private activity bonds, must be taken into account by corporate taxpayers in determining the amount of their "adjusted current earnings," as defined in Section 56(g) of the Code, which is used in calculating their alternative minimum taxable income for purposes of determining the Alternative Minimum Tax and the Environmental Tax.

     The percentage of income that constitutes "exempt-interest dividends" will be determined for each year for the Series and will be applied uniformly to all dividends declared with respect to the Series during that year. This percentage may differ from the actual percentage for any particular day.


     As noted, it is the present policy of the Series to invest only in securities the interest on which is exempt from federal tax. However, distributions of net investment income received by the Series from investments in debt securities other than Municipal Securities and any net realized short-term capital gains distributed by the Series will be taxable to shareholders as ordinary income and will not be eligible for the dividends received deduction for corporate shareholders. Further, any distribution of net capital gains (the excess of net long-term capital gains over net short-term capital losses), such as gains from the sale of Municipal Securities held by the Series for more than eighteen months, will generally constitute taxable long-term capital gains to shareholders.


     Interest on indebtedness which is incurred or continued to purchase or carry shares of an investment company which distributes exempt-interest dividends during the year is not deductible for federal income tax purposes. The deduction otherwise allowable to property and casualty insurance companies for "losses incurred" will be reduced by an amount equal to a portion of exempt-interest dividends received or accrued during any taxable year. Foreign corporations engaged in a trade or business in the United States will be subject to a "branch profits tax" on their "dividend equivalent amount" for the taxable year, which will include exempt-interest dividends. Certain Subchapter S corporations may also be subject to taxes on their "passive investment income," which could include exempt-interest dividends. Up to 85% of the Social Security benefits or railroad retirement benefits received by an individual during any taxable year will be included in the gross income of such individual, depending upon the individual's "modified adjusted gross income," which includes exempt-interest dividends. Further, the Tax-Free Series may not be an appropriate investment for persons who are "substantial users" of facilities financed by industrial development bonds or are "related persons" to such users. A "substantial user" is defined generally to include certain persons who regularly use a facility in their trade or business. Such persons should consult with their own tax advisors before investing in the Tax-Free Series.

     Issuers of Municipal Securities (or the beneficiary of Municipal Securities) may have made certain representations or covenants in connection with the issuance of such Municipal Securities to satisfy certain requirements of the Code that must be satisfied subsequent to the issuance of such Municipal Securities. Exempt-interest dividends derived from such Municipal Securities may become subject to federal income taxation retroactively to the date thereof if such representations are determined to have been inaccurate or if the issuer of such Municipal Securities (or the beneficiary of such Municipal Securities) fails to comply with such covenants.

     Receipt of exempt-interest dividends may also result in collateral federal tax consequences to certain taxpayers. Prospective investors should consult their own tax advisors as to such consequences.


                                  CURRENT YIELD

     Set forth below are the current, effective and taxable-equivalent yields, as applicable, for each class or series of the Fund's shares for the seven-day period ended March 31, 1998.



Series or class                                 Current Yield    Effective Yield    Taxable-Equivalent Yield***
---------------                                 -------------    ---------------    ---------------------------
Prime Series*                                       4.96%             5.08%                     N/A
Institutional Prime Shares                          5.21%             5.34%                     N/A
Quality Cash Reserve Prime Shares                   4.67%             4.78%                     N/A
Flag Investors Cash Reserve Prime B Shares          4.20%             4.29%                     N/A
Treasury Series**                                   4.69%             4.79%                     N/A
Institutional Treasury Shares                       4.93%             5.06%                     N/A
Tax-Free Series**                                   3.03%             3.08%                     4.46%
Institutional Tax-Free Shares                       3.28%             3.33%                     4.83%

-----------------------
* Other than the Institutional, Quality Cash Reserve Prime Shares or Flag Investors Cash Reserve Prime Class B Shares.
**   Other than the Institutional Shares.
***  Assumes a tax rate of 31%.




     The yield for each Series of the Fund can be obtained by calling your Participating Dealer or Shareholder Servicing Agent. Quotations of yield on each Series of the Fund may also appear from time to time in the financial press and in advertisements.



     The current yields quoted will be the net average annualized yield for an identified period, usually seven consecutive calendar days. Yield for each Series or class will be computed by assuming that an account was established with a single share of a Series (the "Single Share Account") on the first day of the period. To arrive at the quoted yield, the net change in the value of that Single Share Account for the period (which would include dividends accrued with respect to the share, and dividends declared on shares purchased with dividends accrued and paid, if any, but would not include realized gains and losses or unrealized appreciation or depreciation) will be multiplied by 365 and then divided by the number of days in the period, with the resulting figure carried to the nearest hundredth of one percent. The Fund may also furnish a quotation of effective yield for each Series or class that assumes the reinvestment of dividends for a 365 day year and a return for the entire year equal to the average annualized yield for the period, which will be computed by compounding the unannualized current yield for the period by adding 1 to the unannualized current yield, raising the sum to a power equal to 365 divided by the number of days in the period, and then subtracting 1 from the result. In addition, the Fund may furnish a quotation of the Tax-Free Series' taxable-equivalent yield, which will be computed by dividing the tax-exempt portion of such Series' effective yield for a stated consecutive seven day period by one minus the investor's income tax rate and adding the product to the portion of the yield for the same consecutive seven day period that is not tax-exempt. The resulting yield is what the investor would need to earn from a taxable investment in order to realize an after-tax benefit equal to the tax-free yield provided by the Tax-Free Series. Historical yields are not necessarily indicative of future yields. Rates of return will vary as interest rates and other conditions affecting money market instruments change. Yields also depend on the quality, length of maturity and type of instruments in each of the Fund's Series and each Series' or class' operating expenses. Quotations of yields will be accompanied by information concerning the average weighted maturity of the portfolio of a Series. Comparison of the quoted yields of various investments is valid only if yields are calculated in the same manner and for identical limited periods. When comparing the yield for either Series of the Fund with yields quoted with respect to other investments, shareholders should consider (a) possible differences in time periods, (b) the effect of the methods used to calculate quoted yields, and (c) the quality and average-weighted maturity of portfolio investments, expenses, convenience, liquidity and other important factors.


                       INVESTMENT PROGRAM AND RESTRICTIONS

     Information concerning the Fund's investment program is discussed in the Fund's Prospectus.

     Each Series may invest in instruments that have certain minimum ratings of either Moody's Investor Services, Inc. ("Moody's") or Standard and Poor's Corporation ("S&P") as permitted by the investment objective, policies and restrictions of each such Series. See "Investment Program" in the Prospectus. Investments of commercial paper may be precluded unless a particular instrument is an "Eligible Security" as defined in Rule 2a-7 under the 1940 Act. Rule 2a-7 defines "Eligible Security" as follows:

     (i) a security with a remaining maturity of 397 days or less that is rated (or that has been issued by an issuer that is rated with respect to a class of Short-term debt obligations, or any security within that class, that is comparable in priority and security with the security) by the Requisite NRSROs(1) in one of the two highest rating categories for Short-term debt obligations (within which there may be sub-categories or gradations indicating relative standing); or

----------
(1) "Requisite NRSRO" shall mean (a) any two nationally recognized statistical rating organizations that have issued a rating with respect to a security or class of debt obligations of an issuer, or (b) if only one NRSRO has issued a rating with respect to such security or issuer at the time the Fund purchases or rolls over the security, that NRSRO. At present the NRSROs are: Standard & Poor's Ratings Group, Moody's Investors Service, Inc., Duff and Phelps, Inc., Fitch Investors Services, Inc. and, with respect to certain types of securities, IBCA Limited and its affiliates, IBCA Inc. Subcategories or gradations in ratings (such as a "+" or "-") do not count as rating categories.

     (ii) a security:

          (A) that at the time of issuance was a Long-term security but that has a remaining maturity of 397 calendar days or less, and

          (B) whose issuer has received from the Requisite NRSROs a rating, with respect to a class of Short-term debt obligations (or any security within that class) that is now comparable in priority and security with the security, in one of the two highest rating categories for Short-term debt obligations (within which there may be sub-categories or gradations indicating relative standing); or

     (iii) an Unrated Security that is of comparable quality to a security meeting the requirements of paragraphs (i) or (ii) of this section, as determined by the money market fund's board of directors; provided, however, that:

          (A) the board of directors may base its determination that a Standby Commitment is an Eligible Security upon a finding that the issuer of the commitment presents a minimal risk of default; and

          (B) a security that at the time of issuance was a Long-term security but that has a remaining maturity of 397 calendar days or less and that is an Unrated Security(2) is not an Eligible Security if the security has a Long-term rating from any NRSRO that is not within the NRSRO's two highest categories (within which there may be sub-categories or gradations indicating relative standing).

     The following is a description of the minimum ratings of Moody's and S&P for instruments in which each Series may invest.

Commercial Paper Ratings

     Moody's - The rating Prime-1 (P-1) is the highest commercial paper rating assigned by Moody's. Among the factors considered by Moody's in assigning ratings are the following: (1) evaluation of the management of the issuer; (2) economic evaluation of the issuer's industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas; (3) evaluation of the issuer's products in relation to competition and customer acceptance; (4) liquidity; (5) amount and quality of long-term debt; (6) trend of earnings over a period of ten years; (7) financial strength of a parent company and the relationship which exists with the issuer; and (8) recognition by the management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations. These factors are all considered in determining whether the commercial paper is rated P-1, P-2 or P-3.

--------
(2) An "unrated security" is a security (i) issued by an issuer that does not have a current short-term rating from - any NRSRO, either as to the particular security or as to any other short-term obligations of comparable priority and security; (ii) that was a long-term security at the time of issuance and whose issuer has not received from any NRSRO a rating with respect to a class of short-term debt obligations now comparable in priority and security; or (iii) a security that is rated but which is the subject of an external credit support agreement not in effect when the security was assigned its rating, provided that a security is not an unrated security if any short-term debt obligation issued by the issuer and comparable in priority and security is rated by any NRSRO.

     S & P - Commercial paper rated A-1+ or A-1 by S&P has the following characteristics. Liquidity ratios are adequate to meet cash requirements. Long-term senior debt is rated "A" or better, although in some cases "BBB" credits may be allowed. The issuer has access to at least two channels of borrowing. Basic earnings and cash flow have an upward trend with allowance made for unusual circumstances. Typically, the issuer's industry is well established and the issuer has a strong position within the industry. The reliability and quality of management is unquestioned. Relative strength or weakness of the above factors determines whether the issuer's commercial paper is rated A-1, A-2 or A-3.

Short Term Debt Ratings

     Moody's - State and municipal notes, as well as other short-term obligations, are assigned a Moody's Investment Grade (MIG) rating. Factors affecting the liquidity of the borrower and short-term cyclical elements are critical in short-term ratings, while other factors of major importance in evaluating bond risk may be less important over the short run.

                                      MIG 1

          Notes bearing this designation are of the best quality. Notes are enjoying strong "protection" by established cash flows, superior liquidity support or a demonstrated broad-based access to the market for refinancing.

                                      MIG 2

          Notes bearing this designation are of high quality. Margins of protection are ample although not as large as in the preceding group.

     S&P - The note rating reflects the liquidity concerns and market access risks unique to notes. Notes due in 3 years or less will receive a note rating. Notes rated "SP-1" have a strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics are assigned a plus (+) designation.

Tax-Exempt Demand Ratings

     Moody's - Issues which have demand features (i.e., variable rate demand obligations) are assigned a VMIG symbol. This symbol reflects such characteristics as payment upon periodic demand rather than fixed maturity, and payment relying on external liquidity. The VMIG rating is modified by the numbers 1, 2 or 3. VMIG1 represents the best quality in the VMIG category, VMIG2 represents high quality, and VMIG3 represents favorable quality.

     S&P - "dual" ratings are assigned to all long-term debt issues that have as part of their provisions a demand feature. The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature. The long-term debt rating symbols are used for bonds to denote the long-term maturity, and the commercial paper rating symbols are used to denote the put option (e.g., "AAA/A-1+").


                             INVESTMENT RESTRICTIONS

     The most significant investment restrictions applicable to the Fund's investment program are set forth in the Prospectus under the heading "Investment Program - Investment Restrictions." Additionally, as a matter of fundamental policy which may not be changed without a majority vote of shareholders (as that term is defined in this Statement of Additional Information under the heading "General Information About the Fund"), no Series will:

     (1) buy common stocks or voting securities or invest in companies for the purpose of exercising control or management; (2) mortgage, pledge or hypothecate any assets except to secure permitted borrowings and reverse repurchase agreements and then only in an amount up to 15% of the value of a Series' total assets at the time of borrowing or entering into a reverse repurchase agreement;
(3) underwrite securities issued by any other person, except to the extent that the purchase of securities and the later disposition of such securities in accordance with a Series' investment program may be deemed an underwriting; (4) invest in real estate (a Series may, however, purchase and sell securities secured by real estate or interests therein or issued by issuers which invest in real estate or interests therein); (5) purchase oil, gas or mineral interests (a Series may, however, purchase and sell the securities of companies engaged in the exploration, development, production, refining, transporting and marketing of oil, gas or minerals); (6) purchase or sell commodities or commodity futures contracts, purchase securities on margin, make short sales or invest in puts or calls; or (7) acquire for value the securities of any other investment company, except in connection with a merger, consolidation, reorganization or acquisition of assets.

     The following investment restriction may be changed by a vote of the majority of the Board of Directors of the Fund. No Series will invest more than 10% of the value of its net assets in illiquid securities, including repurchase agreements with remaining maturities in excess of seven days.


                             PORTFOLIO TRANSACTIONS


     The Advisor is responsible for decisions to buy and sell securities for the Fund, broker-dealer selection and negotiation of commission rates. Since purchases and sales of portfolio securities by the Fund are usually principal transactions, the Fund incurs little or no brokerage commissions. Portfolio securities are normally purchased directly from the issuer or from a market maker for the securities. The purchase price paid to dealers serving as market makers may include a spread between the bid and asked prices. The Fund may also purchase securities from underwriters at prices which include a commission paid by the issuer to the underwriter. During the fiscal years ended March 31, 1998, March 31, 1997, and March 31, 1996, the Fund incurred no brokerage commissions.


     The Fund does not seek to profit from short-term trading, and will generally (but not always) hold portfolio securities to maturity. The Fund's fundamental policies require that investments mature within one year or less, and the amortized cost method of valuing portfolio securities requires that the Fund maintain an average weighted portfolio maturity of 90 days or less. Both policies may result in relatively high portfolio turnover, but since brokerage commissions are not normally paid on money market instruments, the high rate of portfolio turnover is not expected to have a material effect on the Fund's net income or expenses.


     The Advisor's primary consideration in effecting a security transaction is to obtain the best net price and the most favorable execution of the order. To the extent that the executions and prices offered by more than one dealer are comparable, the Advisor may, at its discretion, effect transactions with dealers that furnish statistical, research or other information or services which are deemed by the Advisor to be beneficial to the Fund's investment program. Certain research services furnished by dealers may be useful to the Advisor with clients other than the Fund. Similarly, any research services received by the Advisor through placement of portfolio transactions of other clients may be of value to the Advisor in fulfilling its obligations to the Fund. The Advisor is of the opinion that the material received is beneficial in supplementing its research and analysis, and, therefore, may benefit the Fund by improving the quality of its investment advice. The advisory fee paid by the Fund is not reduced because the Advisor receives such services. During the fiscal years ended March 31, 1998, March 31, 1997, and March 31, 1996, the Advisor directed no transactions to dealers and paid no related commissions because of research services provided to the Fund.

     The Fund is required to identify any securities of its "regular brokers or dealers" (as such term is defined in the 1940 Act) which the Fund has acquired during its most recent fiscal year. As of March 31, 1998, the Fund held a 5.86% repurchase agreement issued by Goldman Sachs & Co. valued at $109,000,000 and a 5.80% repurchase agreement issued by Morgan Stanley & Co. valued at $100,000,000.

     The Advisor and its affiliates manage several other investment accounts, some of which may have objectives similar to that of the Fund. It is possible that at times, identical securities will be acceptable for one or more of such investment accounts. However, the position of each account in the securities of the same issue may vary and the length of time that each account may choose to hold its investment in the securities of the same issue may likewise vary. The timing and amount of purchase by each account will also be determined by its cash position. If the purchase or sale of securities consistent with the investment policies of the Fund and one or more of these accounts is considered at or about the same time, transactions in such securities will be allocated in good faith among the Fund and such accounts in a manner deemed equitable by the Advisor. The Advisor may combine such transactions, in accordance with applicable laws and regulations, in order to obtain the best net price and most favorable execution. The allocation and combination of simultaneous securities purchases on behalf of the Fund's three series will be made in the same way that such purchases are allocated among or combined with those of other such investment accounts. Simultaneous transactions could adversely affect the ability of the Fund to obtain or dispose of the full amount of a security which it seeks to purchase or sell.

     Portfolio securities will not be purchased from or sold to or through any "affiliated person" of the Advisor, as defined in the 1940 Act. In making decisions with respect to purchase of portfolio securities for the Fund, the Advisor will not take into consideration whether a dealer or other financial institution has executed a Shareholder Servicing Agreement with ICC Distributors.

     Provisions of the 1940 Act and rules and regulations thereunder have been construed to prohibit the Fund's purchasing securities or instruments from or through, or selling securities or instruments to or through, any holder of 5% or more of the voting securities of any investment company managed or advised by the Advisor. The Fund has obtained an order of exemption from the SEC which permits the Fund to engage in such transactions with a 5% holder, if the 5% holder is one of the 50 largest U.S. banks measured by deposits. Purchases from these 5% holders are subject to quarterly review by the Fund's Board of Directors, including the Independent Directors. Additionally, such purchases and sales are subject to the following conditions:


(1) The Fund will maintain and preserve a written copy of the internal control procedures for the monitoring of such transactions, together with a written record of any such transactions setting forth a description of the security purchased or sold, the identity of the purchaser or seller, the terms of the purchase or sale transactions and the information or materials upon which the determinations to purchase or sell each security were made;

(2) Each security to be purchased or sold by the Fund will be: (i) consistent with the Fund's investment policies and objectives; (ii) consistent with the interests of the Fund's shareholders; and (iii) comparable in terms of quality, yield, and maturity to similar securities purchased or sold during a comparable period of time;

(3) The terms of each transaction will be reasonable and fair to the Fund's shareholders and will not involve overreaching on the part of any person; and


(4) Each commission, fee, spread or other remuneration received by a 5% holder will be reasonable and fair compared to the commission, fee, spread or other remuneration received by other brokers or dealers in connection with comparable transactions involving similar securities purchased or sold during a comparable period of time and will not exceed the limitations set forth in Section 17(e)(2) of the 1940 Act.


                              FINANCIAL STATEMENTS

    See next page.

BT ALEX. BROWN CASH RESERVE FUND, INC.
--------------------------------------------------------------------------------
Statement of Net Assets                                           March 31, 1998

                                             Rating(g)
                                          --------------    Par
PRIME SERIES                              S&P    Moody's   (000)       Value
--------------------------------------------------------------------------------
Commercial Paper - 84.7%(a)

Automotive Finance - 3.8%
   PACCAR Financial Corp.
      5.35%      7/27/98               A-1+     P-1    $ 5,000       $ 4,913,062
   Toyota Motor Credit Corp.
      5.46%      5/1/98                A-1+     P-1     20,000        19,909,000
      5.50%      5/4/98                A-1+     P-1     54,750        54,474,787
      5.51%      5/6/98                A-1+     P-1     30,000        29,839,292
      5.46%      5/8/98                A-1+     P-1     15,000        14,915,825
      5.50%      5/14/98               A-1+     P-1     15,500        15,398,174
                                                                     -----------
                                                                     139,450,140
                                                                     -----------
Banks - 0.8%
   Republic New York Corp.
      5.41%      5/1/98                A-1+     P-1     30,000        29,864,750
                                                                     -----------
                                                                      29,864,750
                                                                     -----------
Beverages- Soft Drinks - 1.7%
   Coca-Cola Co.
      5.39%      4/3/98                A-1+     P-1     25,000        24,992,514
      5.38%      4/21/98               A-1+     P-1     20,000        19,940,222
      5.40%      4/23/98               A-1+     P-1     20,000        19,934,000
                                                                     -----------
                                                                      64,866,736
                                                                     -----------
Chemicals, General - 2.9%
   E.I. duPont de Nemours and Co.
      5.34%      4/7/98                A-1+     P-1     15,000        14,986,650
      5.34%      4/8/98                A-1+     P-1     25,000        24,974,042
      5.46%      5/11/98               A-1+     P-1     25,000        24,848,333
      5.44%      6/25/98               A-1+     P-1     25,000        24,678,889
      5.345%     8/14/98               A-1+     P-1     20,000        19,599,125
                                                                     -----------
                                                                     109,087,039
                                                                     -----------
Chemicals, Specialty - 0.8%
   Lubrizol
      5.50%      4/1/98                A-1+     P-1     30,000        30,000,000
                                                                     -----------
                                                                      30,000,000
                                                                     -----------
Computer & Office Equipment - 1.4%
   Pitney Bowes Credit Corp.
      5.43%      4/10/98               A-1+     P-1     30,000        29,959,275
      5.48%      5/14/98               A-1+     P-1     23,500        23,346,179
                                                                     -----------
                                                                      53,305,454
                                                                     -----------

BT ALEX. BROWN CASH RESERVE FUND, INC.
--------------------------------------------------------------------------------

                                             Rating(g)
                                          --------------    Par
PRIME SERIES (continued)                  S&P    Moody's   (000)        Value
--------------------------------------------------------------------------------
Commercial Paper (continued)

Consumer Products - 3.6%
   Eastman Kodak Co.
      5.52%      4/10/98                A-1+     P-1     $15,000    $ 14,979,300
      5.52%      4/14/98                A-1+     P-1      15,000      14,970,100
      5.52%      4/21/98                A-1+     P-1      15,000      14,954,000
      5.52%      4/22/98                A-1+     P-1      15,000      14,951,700
      5.52%      4/23/98                A-1+     P-1      23,600      23,520,389
      5.48%      5/5/98                 A-1+     P-1      20,000      19,896,489
      5.51%      5/12/98                A-1+     P-1      15,000      14,905,871
      5.50%      5/21/98                A-1+     P-1      15,000      14,885,417
                                                                     -----------
                                                                     133,063,266
                                                                     -----------

Electrical & Electronics - 5.7%
   Emerson Electric Co.
      5.50%      4/13/98                A-1+     P-1      40,000      39,926,667
      5.49%      4/17/98                A-1+     P-1      25,000      24,939,000
      5.48%      4/20/98                A-1+     P-1      22,000      21,936,372
   Motorola Inc.
      5.42%      4/6/98                 A-1+     P-1      20,000      19,984,944
      5.48%      5/12/98                A-1+     P-1      25,000      24,843,972
      5.48%      5/21/98                A-1+     P-1      40,000      39,695,555
      5.47%      6/25/98                A-1+     P-1      40,000      39,483,389
                                                                     -----------
                                                                     210,809,899
                                                                     -----------
Electric Utility - 1.8%
   Citizens Utilities Co.
      5.48%      6/19/98               A-1+      P-1      20,000      19,759,489
   Duke Energy Co.
      5.43%      4/7/98                A-1+      P-1      25,000      24,977,375
      5.47%      5/28/98               A-1+      P-1      20,600      20,421,587
                                                                     -----------
                                                                      65,158,451
                                                                     -----------
Entertainment - 1.5%
   Walt Disney Co.
      5.63%      4/23/98               A-1       P-1      25,000      24,913,986
      5.44%      7/16/98               A-1       P-1      30,000      29,519,467
                                                                     -----------
                                                                      54,433,453
                                                                     -----------
Finance, Consumer - 4.1%
   USAA Capital Corp.
      5.41%      4/7/98                A-1+      P-1      15,000      14,986,475
      5.46%      4/24/98               A-1+      P-1      25,000      24,912,792
      5.44%      5/4/98                A-1+      P-1      25,000      24,875,333
      5.42%      5/12/98               A-1+      P-1      30,000      29,814,817
      5.47%      5/12/98               A-1+      P-1      20,000      19,781,200
      5.47%      6/19/98               A-1+      P-1      15,000      14,819,946
      5.47%      7/17/98               A-1+      P-1      25,000      24,593,549
                                                                     -----------
                                                                     153,784,112
                                                                     -----------

BT ALEX. BROWN CASH RESERVE FUND, INC.
--------------------------------------------------------------------------------
Statement of Net Assets                                           March 31, 1998

                                              Rating(g)
                                          ---------------    Par
PRIME SERIES (continued)                  S&P     Moody's   (000)       Value
--------------------------------------------------------------------------------
Commercial Paper (continued)

Finance, Diversified - 3.9%
   General Electric Capital Corp.
      5.44%      4/14/98                   A-1+     P-1    $20,000  $ 19,960,711
      5.44%      4/21/98                   A-1+     P-1     30,000    29,909,333
      5.56%      4/23/98                   A-1+     P-1     15,000    14,949,033
      5.35%      5/12/98                   A-1+     P-1     15,212    15,119,312
      5.35%      6/19/98                   A-1+     P-1     24,400    24,113,537
      5.40%      7/6/98                    A-1+     P-1     25,000    24,640,000
      5.46%      7/9/98                    A-1+     P-1     16,883    16,629,502
                                                                     -----------
                                                                     145,321,428
                                                                     -----------
Food - 5.0%
   Campbell Soup Co.
      5.54%      4/17/98                   A-1+     P-1      4,000     3,990,151
      5.35%      10/5/98                   A-1+     P-1     35,000    34,027,340
   Cargill, Inc.
      5.37%      4/23/98                   A-1+     P-1     10,000     9,967,183
      5.52%      5/5/98                    A-1+     P-1     20,000    19,895,733
      5.46%      5/12/98                   A-1+     P-1     25,000    24,844,542
      5.44%      5/26/98                   A-1+     P-1     40,000    39,667,785
      5.46%      6/2/98                    A-1+     P-1     15,000    14,858,950
      5.45%      6/10/98                   A-1+     P-1     25,000    24,735,069
   Kellogg Co.
      5.51%      4/28/98                   A-1+     P-1     12,364    12,312,906
                                                                     -----------
                                                                     184,299,659
                                                                     -----------
Household Products - 3.3%
   Colgate-Palmolive Co.
      5.49%      4/30/98                   A-1      P-1     35,000    34,845,212
   Proctor & Gamble Co.
      5.48%      5/4/98                    A-1+     P-1     40,000    39,799,067
      5.35%      6/2/98                    A-1+     P-1     25,000    24,769,653
      5.35%      6/26/98                   A-1+     P-1     25,000    24,680,486
                                                                     -----------
                                                                     124,094,418
                                                                     -----------
Insurance, Brokerage - 2.6%
   Marsh & McLennan Companies Inc.
      5.44%      6/11/98                   A-1+     P-1     20,000    19,785,422
      5.47%      7/23/98                   A-1+     P-1     15,000    14,742,454
      5.39%      9/8/98                    A-1+     P-1     20,000    19,520,889
      5.43%      9/16/98                   A-1+     P-1     15,000    14,619,900
      5.28%      10/20/98                  A-1+     P-1     30,000    29,110,078
                                                                     -----------
                                                                      97,778,743
                                                                     -----------

BT ALEX. BROWN CASH RESERVE FUND, INC.
--------------------------------------------------------------------------------

                                              Rating(g)
                                          ---------------    Par
PRIME SERIES (continued)                  S&P     Moody's   (000)     Value
--------------------------------------------------------------------------------
Commercial Paper (continued)

Insurance, Property & Casualty - 3.9%
   A.I. Credit Corp.
      5.44%      4/9/98                    A-1+     P-1    $15,000 $ 14,981,867
      5.43%      5/6/98                    A-1+     P-1     50,000   49,736,042
      5.35%      5/11/98                   A-1+     P-1     30,000   29,821,667
      5.33%      6/12/98                   A-1+     P-1     20,000   19,786,800
      5.36%      7/7/98                    A-1+     P-1     30,000   29,566,733
                                                                     -----------
                                                                    143,893,109
                                                                    -----------
Integrated Oil - 6.3%
   Amoco Co.
      5.41%      4/7/98                    A-1+     P-1     25,000   24,977,458
      5.40%      4/16/98                   A-1+     P-1     30,000   29,932,500
      5.37%      4/27/98                   A-1+     P-1     30,000   29,883,650
      5.40%      5/12/98                   A-1+     P-1     30,000   29,815,500
      5.42%      6/16/98                   A-1+     P-1     25,000   24,713,944
      5.43%      7/21/98                   A-1+     P-1     20,000   19,665,150
   Shell Oil Co.
      5.41%      4/9/98                    A-1+     P-1     50,000   49,939,889
      5.45%      6/12/98                   A-1+     P-1     25,000   24,727,500
                                                                    -----------
                                                                    233,655,591
                                                                    -----------
Machinery & Tools - 1.5%
   Dover Corp.
      5.48%      4/17/98                   A-1      NR      17,500   17,457,378
      5.53%      4/21/98                   A-1      NR      20,000   19,938,556
   Snap-On Incorporated
      5.48%      4/9/98                    A-1+     P-1     20,000   19,975,644
                                                                    -----------
                                                                     57,371,578
                                                                    -----------
Natural Gas - 0.7%
   Consolidated Natural Gas
      5.50%      4/17/98                   A-1+     P-1     25,000   24,938,889
                                                                    -----------
                                                                     24,938,889
                                                                    -----------
Oil Transportation - 2.8%
   Colonial Pipeline Co.
      5.50%      4/6/98                    A-1+     P-1     15,000   14,988,542
      5.62%      4/22/98                   A-1+     P-1     15,000   14,950,825
      5.48%      4/28/98                   A-1+     P-1     13,000   12,946,570
      5.52%      5/27/98                   A-1+     P-1     15,000   14,871,200
      5.63%      6/10/98                   A-1+     P-1     13,000   12,857,686
      5.47%      6/23/98                   A-1+     P-1     19,000   18,760,384
      5.62%      6/29/98                   A-1+     P-1     15,000   14,791,592
                                                                    -----------
                                                                    104,166,799
                                                                    -----------

BT ALEX. BROWN CASH RESERVE FUND, INC.
--------------------------------------------------------------------------------
Statement of Net Assets                                           March 31, 1998
                                              Rating(g)
                                          ---------------    Par
PRIME SERIES (continued)                  S&P     Moody's   (000)       Value
--------------------------------------------------------------------------------
Commercial Paper (continued)

Paper - 4.5%
   Kimberly-Clark Corp.
      5.51%      4/29/98                   A-1+     P-1    $50,500  $ 50,283,579
      5.50%      4/30/98                   A-1+     P-1     27,300    27,179,046
   Minnesota Mining & Manufacturing Co.
      5.38%      4/20/98                   A-1+     P-1     38,910    38,799,412
      5.35%      5/19/98                   A-1+     P-1     20,000    19,857,333
      5.35%      5/20/98                   A-1+     P-1     30,000    29,781,542
                                                                     -----------
                                                                     165,900,912
                                                                     -----------
Pharmaceuticals - 6.9%
   Abbott Laboratories
      5.48%      4/7/98                    A-1+     P-1     30,000    29,972,600
      5.47%      4/8/98                    A-1+     P-1     36,000    35,961,710
   Merck & Co., Inc.
      5.38%      4/24/98                   A-1+     P-1     75,000    74,742,208
   Pfizer Inc.
      5.46%      5/4/98                    A-1+     P-1     48,000    47,759,760
   Schering-Plough Corp.
      5.42%      4/14/98                   A-1+     P-1     11,835    11,811,836
      5.36%      5/20/98                   A-1+     P-1      8,000     7,941,636
   Warner-Lambert Co.
      5.36%      7/24/98                   A-1+     P-1     50,000    49,151,333
                                                                     -----------
                                                                     257,341,083
                                                                     -----------
 Publishing - 1.5%
   Gannett Co., Inc.
      5.45%      4/9/98                    A-1+     P-1     20,000    19,975,778
      5.50%      4/14/98                   A-1+     P-1     20,000    19,960,278
   Times Mirror Co.
      5.52%      6/5/98                    A-1      P-1     16,000    15,840,533
                                                                     -----------
                                                                      55,776,589
                                                                     -----------
Structured Finance - 9.0%
   CIESCO, L.P.
      5.43%      4/8/98                    A-1+     P-1     20,000    19,978,883
      5.50%      4/17/98                   A-1+     P-1     25,000    24,938,889
      5.43%      4/29/98                   A-1+     P-1     30,000    29,873,300
      5.50%      5/15/98                   A-1+     P-1     15,000    14,899,167
      5.47%      5/15/98                   A-1+     P-1     20,000    19,866,289
      5.47%      5/22/98                   A-1+     P-1     15,000    14,883,762
      5.50%      5/28/98                   A-1+     P-1     25,000    24,782,292

BT ALEX. BROWN CASH RESERVE FUND, INC.
--------------------------------------------------------------------------------

                                              Rating(g)
                                          ---------------    Par
PRIME SERIES (continued)                  S&P     Moody's   (000)      Value
--------------------------------------------------------------------------------
Commercial Paper (continued)

Structured Finance (concluded)
   Corporate Receivables Corp.
      5.45%      4/9/98                    A-1      P-1   $ 25,000 $  24,969,722
      5.48%      5/13/98                   A-1      P-1     20,000    19,872,133
   Corporate Asset Funding Co., Inc.
      5.43%      4/08/98                   A-1+     P-1     35,000    34,963,104
      5.40%      4/13/98                   A-1+     P-1     15,000    14,973,000
      5.44%      4/23/98                   A-1+     P-1     25,000    24,916,889
      5.43%      4/24/98                   A-1+     P-1     22,250    22,172,811
      5.45%      4/28/98                   A-1+     P-1     20,000    19,918,250
      5.50%      6/11/98                   A-1+     P-1     25,000    24,728,819
                                                                   -------------
                                                                     335,737,310
                                                                   -------------
Telephone - 4.7%
   Ameritech Capital Funding Corp.
      5.50%      4/9/98                    A-1+     P-1     15,000    14,981,667
      5.40%      4/24/98                   A-1+     P-1     15,000    14,948,250
      5.45%      4/27/98                   A-1+     P-1     20,000    19,921,278
   Ameritech Corp.
      5.395%     6/9/98                    A-1+     P-1     25,000    24,741,490
   AT&T Corp.
      5.50%      4/8/98                    A-1+     P-1     20,000    19,978,611
   Bell Atlantic Network Funding Corp.
      5.52%      4/22/98                   A-1+     P-1     20,000    19,935,600
   Bell Atlantic Financial Services Corp.
      5.51%      5/7/98                    A-1      P-1     15,000    14,917,350
   SBC Communications Inc.
      5.33%      4/17/98                   A-1+     P-1     20,000    19,952,622
      5.44%      5/27/98                   A-1+     P-1     25,000    24,788,444
                                                                   -------------
                                                                     174,165,312
                                                                   -------------
   Total Commercial Paper                                          3,148,264,720
                                                                   -------------
 Variable Rate Notes - 3.3%
   Associates Corp. Master Note
       5.497%(b)  6/1/98                    A-1+     P-1    75,000    75,000,000
   Coca-Cola Co. Master Note
       5.417%(b)  9/9/98                    A-1+     P-1    50,000    50,000,000
                                                                    ------------
   Total Variable Rate Notes                               125,000   125,000,000
                                                                    ------------

BT ALEX. BROWN CASH RESERVE FUND, INC.
-----------------------------------------------------------------------------
Statement of Net Assets                                        March 31, 1998
                                       Rating(g)
                                  ---------------    Par
PRIME SERIES (continued)          S&P     Moody's   (000)             Value
-----------------------------------------------------------------------------

Federal Home Loan Bank - 3.1%
   FHLB
      5.43%      5/6/98           AAA      --    $ 20,000        $ 19,894,417
      5.72%      6/30/98          AAA      --      20,000          20,000,000
      5.24%      7/17/98          AAA      --      34,580          34,041,436
      5.70%      3/17/99          AAA      --      20,000          20,000,000
      5.65%      3/30/99          AAA      --      20,000          20,000,000
                                                              ---------------
   Total Federal Home Loan Bank                   114,580         113,935,853
 Federal National Mortgage Association - 3.6%                 ---------------
   FNMA
   Note
      5.61%      5/14/98          --       P-1      20,000         20,000,000
      5.74%      6/9/98           --       P-1      15,000         15,000,000
      5.28%      7/13/98          --       P-1      25,000         24,622,333
      5.35%      7/16/98          --       P-1      30,000         30,000,000
      5.37%      8/12/98          --       P-1      20,000         20,000,000
      5.47%      9/14/98          --       P-1      25,000         25,000,000
                                                              ---------------
   Total Federal National Mortgage Association     135,000        134,622,333
 Repurchase Agreements - 5.4%(c)                              ---------------
   Goldman, Sachs & Co.
      5.86%      4/1/98(d)        --       --      100,900        100,900,000
   Morgan Stanley & Co.
      5.80%      4/1/98(e)        --       --      100,000        100,000,000
                                                  --------    ---------------
   Total Repurchase Agreements                     200,900        200,900,000
                                                  --------    ---------------
TOTAL INVESTMENTS - 100.1%                                     $3,722,722,906(f)
LIABILITIES IN EXCESS OF OTHER ASSETS, NET - (0.1%)                (5,313,806)
                                                               --------------
NET ASSETS - 100.0%                                            $3,717,409,100
                                                               ==============

BT ALEX. BROWN CASH RESERVE FUND, INC.
-------------------------------------------------------------------------------


PRIME SERIES (concluded)                                                 Value
-------------------------------------------------------------------------------
 Net Asset Value, Offering and Redemption Price Per:
   Prime Share
      ($3,164,537,551 / 3,164,529,071 shares outstanding)                 $1.00
                                                                          =====
   Flag Investors Class A Share
      ($7,736,785 / 7,736,522 shares outstanding)                         $1.00
                                                                          =====
   Flag Investors Class B Share
      ($184,382 / 184,382 shares outstanding)                             $1.00
                                                                          =====
   Institutional Prime Share
      ($317,971,693 / 317,971,413 shares outstanding)                     $1.00
                                                                          =====
   Quality Cash Reserve Prime Share
        ($226,978,689 / 226,978,007 SHARES OUTSTANDING)                   $1.00
                                                                          =====

__________

(a) Most commercial paper is traded on a discount basis. In such cases, the interest rate shown represents the yield at time of purchase by the Fund.
(b) Master note is payable upon demand by the Fund upon no more than five days' notice. Interest rates on master notes are redetermined weekly. Rates shown are the rates in effect on March 31, 1998.
(c) Collateral on Tri-Party repurchase agreements is taken into possession by the Fund's agent upon entering into the Tri-Party repurchase agreement. The collateral is marked to market daily to insure market value as being as least 102 percent of the resale price of the repurchase agreement.
(d) Dated 3/31/98 to be repurchased on 4/1/98, collateralized by U.S. Treasury Notes with a market value of $102,918,187.
(e) Dated 3/31/98 to be repurchased on 4/1/98, collateralized by U.S. Treasury Notes with a market value of $102,178,538.
(f) Aggregate cost for financial reporting and federal tax purposes.
(g) The credit ratings are not covered by the report of independent accountants.

MOODY'S RATINGS:
   Aaa   Bonds that are judged to be of the best quality.
   P-1   Commercial paper bearing this designation is of the best quality.

S&P RATINGS:
   AAA   Obligations that are of the highest quality.
   A-1 Commercial paper that has a strong degree of safety regarding timely payment

         Those issues determined to possess very strong safety characteristics are denoted with a plus (+) sign.

        A detailed description of the above ratings can be found in the Fund's Statement of Additional Information.

                       See Notes to Financial Statements.

BT ALEX. BROWN CASH RESERVE FUND, INC.
--------------------------------------------------------------------------------
Statement of Net Assets                                           March 31, 1998

                                         Maturity        Par
TREASURY SERIES                           Date          (000)            Value
--------------------------------------------------------------------------------
U.S. Treasury Securities - 99.45%
   U.S. Treasury Bills(a) - 63.32%
      4.980%                              4/2/98      $ 10,375      $ 10,373,565
      5.080%                              4/2/98        37,000        36,994,774
      4.960%                              4/9/98         1,594         1,592,243
      4.960%                             4/16/98        30,750        30,686,450
      4.980%                             4/16/98         1,860         1,856,141
      5.000%                             4/16/98         1,650         1,646,563
      5.050%                             4/16/98         2,025         2,020,739
      5.130%                             4/16/98         1,500         1,496,794
      5.300%                             4/16/98         8,550         8,531,119
      5.330%                             4/16/98        38,015        37,930,575
      5.220%                             4/23/98        15,000        14,952,150
      5.230%                             4/23/98        25,840        25,757,412
      5.235%                             4/23/98        21,900        21,829,938
      5.275%                             4/23/98        33,100        32,993,298
      5.320%                             4/23/98         4,725         4,709,639
      5.020%                             4/30/98        19,740        19,660,174
      5.290%                             4/30/98        15,400        15,334,375
      5.300%                             4/30/98        25,000        24,893,264
      4.970%                              5/7/98         1,300         1,293,539
      5.060%                              5/7/98         1,725         1,716,272
      5.070%                              5/7/98         4,000         3,979,700
      5.080%                              5/7/98        13,700        13,630,404
      5.065%                             5/21/98        48,725        48,382,233
      5.070%                             5/28/98         4,000         3,967,890
      5.175%                             5/28/98        39,100        38,779,624
      5.000%                              6/4/98           770           763,156
      5.040%                              6/4/98         6,700         6,639,968
      4.970%                             6/25/98        10,850        10,722,678
      4.980%                             6/25/98         2,600         2,569,428
      5.040%                             6/25/98        54,700        54,049,070
      5.060%                             6/25/98         2,450         2,420,729
      5.110%                             6/25/98         8,450         8,348,048
      5.120%                             6/25/98         3,000         2,963,733
      4.960%                             7/23/98        21,000        20,673,053
      4.970%                             7/23/98        14,500        14,273,796
      5.030%                             7/23/98        26,200        25,786,338
      5.050%                             7/23/98        14,100        13,876,495
                                                                     -----------
      Total U.S. Treasury Bills                                      568,095,367
                                                                     -----------

BT ALEX. BROWN CASH RESERVE FUND, INC.
--------------------------------------------------------------------------------

                                         Maturity        Par
TREASURY SERIES (concluded)               Date          (000)        Value
--------------------------------------------------------------------------------
U.S. Treasury Securities (concluded)
   U.S. Treasury Notes - 36.13%
      5.875%                                 4/30/98    $ 80,000 $ 80,034,987
      6.125%                                 5/15/98     119,850  119,960,164
      6.000%                                 5/31/98      50,000   50,050,872
      5.125%                                 6/30/98      19,000   18,992,393
      6.250%                                 6/30/98      30,000   30,065,918
      6.250%                                 7/31/98      25,000   25,072,655
                                                                 ------------
      Total U.S. Treasury Notes                                   324,176,989

                                                                 ------------
TOTAL U.S. TREASURY SECURITIES                                    892,272,356
                                                                 -------------
TOTAL INVESTMENTS - 99.45%                                        892,272,356(b)
OTHER ASSETS LESS LIABILITIES, NET - 0.55%                          4,934,325
                                                                 ---------------
NET ASSETS - 100.0%                                              $897,206,681
                                                                 ============
Net Asset Value, Offering and Redemption Price Per:
   Treasury Share
      ($798,426,658 / 798,354,129  shares outstanding)                  $1.00
                                                                        =====
   Institutional Treasury Share
      ($98,780,023 / 98,768,925 shares outstanding)                     $1.00
                                                                        =====
(a) U.S. Treasury bills are traded on a discount basis. In such cases, the interest rate shown represents the yield at the date of purchase.

(b) Aggregate cost for financial reporting and federal tax purposes.


                       See Notes to Financial Statements.

BT ALEX. BROWN CASH RESERVE FUND, INC.
--------------------------------------------------------------------------------
Statement of Net Assets                                          March 31, 1998
                                               Rating(d)
                                           ---------------    Par
TAX-FREE SERIES                            S&P     Moody's   (000)       Value
--------------------------------------------------------------------------------
Alabama -- 2.5%
   Alabama Housing Finance Authority
      Multifamily Housing Refunding RB
      (Heatherbrooke Project) DN
      (FNMA LOC)
          3.70%  4/7/98(a)                 A-1+     --       $ 9,900 $ 9,900,000
   Alabama Housing Finance Authority
      Multifamily Housing Refunding RB
      (Rime Village Hoover Project)
      Series 1996a DN (FNMA LOC)
          3.70%  4/7/98(a)                 A-1+   VMIG-1     5,800     5,800,000
   University of Alabama,
      University of Alabama-Birmingham
      Hospital, Series A DN
          3.70%  4/7/98(a)                 A-1+   VMIG-1     7,200     7,200,000
                                                                     -----------
                                                                      22,900,000
                                                                     -----------
 Arizona -- 3.4%
    Apache County IDA RB (Tucson Electric
      Power Co. Project) Series 1983 DN
      (Toronto Dominion LOC)
          3.75%  4/7/98(a)                 A-1+   --         7,000     7,000,000
   Salt River Project Agricultural Improvement
      and Power District
          3.60%  6/19/98(b)                A-1+   P-1       23,900    23,900,000
                                                                     -----------
                                                                      30,900,000
                                                                     -----------
 Arkansas -- 0.2%
    Arkansas Development Authority Health
      Care Facility (Sisters of Mercy) DN
      (ABN Amro Bank N.V. LOC)
          3.65%  4/7/98(a)                 A-1+   VMIG-1     1,800     1,800,000
                                                                      ----------
 Colorado -- 1.4%
    Colorado Health Facilities Authority
      Revenue Catholic Health Series B DN
          3.70%  4/7/98(a)                 A-1+   VMIG-1     4,350     4,350,000
   Colorado Housing Finance Authority
      Multifamily Housing (Silver Reef
      Project) DN (FNMA LOC)
          3.75%  4/7/98(a)                 A-1+   VMIG-1     8,290     8,290,000
                                                                     -----------
                                                                      12,640,000
                                                                     -----------

BT ALEX. BROWN CASH RESERVE FUND, INC.
--------------------------------------------------------------------------------

                                               Rating(d)
                                           ---------------    Par
TAX-FREE SERIES (continued)                S&P     Moody's   (000)       Value
--------------------------------------------------------------------------------
 Connecticut -- 1.8%
    Connecticut GO DN
         3.65%  4/7/98(a)                  A-1+    VMIG-1  $ 9,500  $ 9,500,000
   Connecticut State Board of Education
      (Yale University)
         3.40%  5/1/98(b)                  A-1+    P-1       7,000    7,000,000
                                                                    -----------
                                                                     16,500,000
                                                                    -----------
 Florida -- 1.3%
   Orlando Special Assessment
      RB Republic Drive Interchange DN
      (Morgan Guaranty LOC)
         3.65%  4/7/98(a)                  --      VMIG-1   10,100   10,100,000
   Tampa Health Facilities Authority RB
      (Lifelink Foundation Inc., Project) DN
      (Suntrust Bank LOC)
          3.70%  4/7/98(a)                 Aa3     --        1,500    1,500,000
                                                                    -----------
                                                                     11,600,000
 Georgia -- 8.7%                                                    -----------
   Cobb County Housing Authority RB
       (Post Bridge Project) Series 1995 DN
      (FNMA LOC)
          3.70%  4/7/98(a)                 A-1+    --        9,380    9,380,000
   Columbus Housing Authority RB
      (Columbus State University
      Foundation Inc.) Series 97 DN
      (Suntrust Bank LOC)
          3.70%  4/7/98(a)                 Aa3     --        2,300    2,300,000
   Dekalb County Housing Authority
      Housing (Camden Brooke Project) DN
       (FNMA LOC)
          3.70%  4/7/98(a)                 --      VMIG-1    5,400    5,400,000
   Dekalb County Housing Authority
      Multifamily Housing (Clairmont
      Crest Project) DN (FNMA LOC)
          3.70%  4/7/98(a)                 A-1+    VMIG-1    1,400    1,400,000
   Dekalb County Housing Authority
      Multifamily Housing (Post Ashford
      Project) DN (FNMA LOC)
          3.70%  4/7/98(a)                 A-1+    --        7,895    7,895,000

BT ALEX. BROWN CASH RESERVE FUND, INC.
--------------------------------------------------------------------------------
Statement of Net Assets                                          March 31, 1998
                                               Rating(d)
                                           ---------------    Par
TAX-FREE SERIES (continued)                S&P     Moody's   (000)     Value
--------------------------------------------------------------------------------
Georgia (concluded)
   Fulton County Development
      Authority (Georgia Tech Athletic
      Association Project) Series 1995 DN
      (Suntrust Bank LOC)
          3.70%  4/7/98(a)                  Aa3   --        $ 6,150 $ 6,150,000

GEORGIA MUNICIPAL ELECTRIC AUTHORITY
SERIES C DN (MORGAN GUARANTY LOC)
          3.65%  4/7/98(a)                  A-1+  VMIG-1     18,600  18,600,000
   Georgia Municipal Gas Authority RB
      Agency Project DN (Wachovia LOC)
          3.65%  4/7/98(a)                  A-1+  --          2,400   2,400,000
   Georgia Municipal Gas Authority RB
      Agency Project DN (Wachovia LOC)
          3.65%  4/7/98(a)                  A-1+  --          5,000   5,000,000
   Georgia Municipal Gas Authority RB
      DN (Wachovia LOC)
          3.65%  4/7/98(a)                  A-1+  --          4,000   4,000,000
   Macon-Bibb County Hospital Authority
      (Medical Center of Central Georgia)
      Series 1997 DN (Suntrust Bank LOC)
          3.70%  4/7/98(a)                  Aa3   VMIG-1      3,000   3,000,000
   Roswell Housing Authority Multifamily
      Housing (Post Canyon Project) DN
       (FNMA LOC)
          3.70%  4/7/98(a)                  A-1+  --          5,500   5,500,000
   Smyrna Housing Authority Multifamily
      Housing RB (F&M Villages Project)
       DN (FNMA LOC)
          3.70%  4/7/98(a)                  A-1+  --          8,500   8,500,000
                                                                    -----------
                                                                     79,525,000
 Idaho -- 0.8%                                                      -----------
   Idaho State TAN
         4.625%  6/30/98(b)                 SP-1+ MIG-1       7,500   7,513,259
                                                                    -----------
 Illinois -- 15.2%
   Cook County GO DN
          3.65%  4/7/98(a)                  A-1+  VMIG-1      7,400   7,400,000
   Illinois Development Finance
      Authority (Chicago Symphony
      Orchestra Project) DN
      (Northern Trust LOC)
          3.70%  4/7/98(a)                  A-1   VMIG-1     11,300  11,300,000

BT ALEX. BROWN CASH RESERVE FUND, INC.
--------------------------------------------------------------------------------

                                               Rating(d)
                                           ---------------    Par
TAX-FREE SERIES (continued)                S&P     Moody's   (000)     Value
--------------------------------------------------------------------------------
Illinois (continued)
 Illinois Development Finance
    Authority Adjustable Demand RB
    (Fenwick High School Project) DN
    (Northern Trust LOC)
       3.70%  4/7/98(a)                    A-1+     --     $ 8,200   $ 8,200,000
 Illinois Development Finance Authority
    PCR (Commonwealth Edison Co.
    Project) Series 1994C DN
    (ABN Amro Bank N.V. LOC)
       3.70%  4/7/98(a)                    A-1+     P-1     7,700      7,700,000
 Illinois Development Finance Authority
    PCR (Illinois Power Co. Project)
    (Canadian Imperial Bank LOC)
       3.55%  11/5/98(b)                   A-1+     VMIG-1 15,000     15,000,000
 Illinois Development Finance Authority
    PCR Refunding (Illinois Power Co.
    Project) DN (Canadian Imperial
    Bank LOC)
       3.70%  4/7/98(a)                    A-1+     VMIG-1  8,500      8,500,000
 Illinois Education Facility Authority
    (Museum of Science and Industry) DN
    (Northern Trust LOC)
       3.70%  4/7/98(a)                    --       VMIG-1  5,800      5,800,000
 Illinois Educational Facilities Authority
    (Field Museum of Natural History)
    (Northern Trust LOC)
       3.80%  6/17/98(b)                   --       VMIG-1 15,000     15,000,000
 Illinois Educational Facilities Authority
    Adjustable Demand MB
    (John F. Kennedy Health Care
    Foundation) (Harris Trust LOC)
       3.50%  5/19/98(b)                   A-1+     --     12,800     12,800,000
 Illinois Health Facilities Authority
    (Gottlieb Health Resources, Inc.) DN
    (Harris Trust & Savings Bank LOC)
       3.70%  4/7/98(a)                    --       VMIG-1  2,000      2,000,000
 Illinois Health Facilities Authority RB
    (Gottlieb Health) DN (Harris Trust LOC)
       3.70%  4/7/98(a)                    --       VMIG-1  2,500      2,500,000
 Illinois Health Facilities Authority (Carle
    Foundation Project) DN (Northern
    Trust LOC)
       3.75%  4/7/98(a)                    --       VMIG-1  5,750      5,750,000

BT ALEX. BROWN CASH RESERVE FUND, INC.
--------------------------------------------------------------------------------
Statement of Net Assets                                           March 31, 1998

                                               Rating(d)
                                           ---------------    Par
TAX-FREE SERIES (continued)                S&P     Moody's   (000)     Value
--------------------------------------------------------------------------------
Illinois (concluded)
   Illinois Health Facility Authority
      (Evanston Hospital Corp. Project)
       SERIES 1990A MB
         3.90%  10/15/98(b)                A-1+  VMIG-1   $16,000   $ 16,000,000
   Illinois Health Facility Authority
      (Evanston Hospital Corp. Project)
      Series 1996 MB
         3.90%  7/31/98(b)                 A-1+  VMIG-1     5,000      5,000,000
   Illinois Health Facilities Authority
      Revolving Fund Pooled Financing
      Program (The University of
      Chicago Project)
          3.75%  5/27/98(b)                A-1+  VMIG-1    16,400     16,400,000
                                                                    ------------
                                                                     139,350,000
                                                                    ------------
 Indiana -- 1 .9%
    Mt. Vernon PCR RB Solid Waste Disposal
      (General Electric) Series L DN
          3.60%  4/7/98(a)                 A-1+  VMIG-1     3,500      3,500,000
   Petersburg PCR (Indianapolis Power &
      Light Co.) DN (AMBAC Insurance)
          3.70%  4/7/98(a)                 --    VMIG-1     4,100      4,100,000
   Purdue University Student Fee Bonds DN
          3.60%  4/7/98(a)                 A-1+  VMIG-1    10,000     10,000,000
                                                                    ------------
                                                                      17,600,000
                                                                    ------------
 Kentucky -- 2.2%
   Kentucky Economic Development
       Finance Authority Hospital Facilities RB
      (Baptist Healthcare System) DN
          3.60%  4/7/98(a)                 A-1+  --         20,100    20,100,000
                                                                    ------------
 Louisiana -- 3.2%
   East Baton Rouge Parish (Georgia
       Pacific Corp.) PCR DN
      (Toronto Dominion LOC)
          3.7%   4/7/98(a)                 --    P-1        2,700      2,700,000
   Louisiana Offshore Terminal Authority
      First Stage 1991 A (Loop Inc.) DN
       (Morgan Guaranty LOC)
          3.65%  4/7/98(a)                 A-1+  VMIG-1     8,600      8,600,000

BT ALEX. BROWN CASH RESERVE FUND, INC.
--------------------------------------------------------------------------------

                                               Rating(d)
                                            --------------      Par
TAX-FREE SERIES (continued)                  S&P   Moody's     (000)     Value
-------------------------------------------------------------------------------
 Louisiana (concluded)
   Plaquemines Port, Harbor and Terminal
      District, Marine Terminal Facilities
      Refunding RB (Tampa Electric) Series A
         3.55%  5/7/98(b)                    --     P-1     $ 6,325 $ 6,325,000
   Plaquemines Port, Harbor and Terminal
      District, Marine Terminal Facilities
      Refunding RB (Tampa Electric) Series A
         3.50%  6/10/98(b)                   --     P-1       4,325   4,325,000
   Plaquemines Port, Harbor and Terminal
      District, Marine Terminal Facilities
      Refunding RB (Tampa Electric) Series A
         3.55%  5/7/98(b)                    --     P-1       7,000   7,000,000
                                                                    -----------
                                                                     28,950,000
                                                                    -----------
 Maryland -- 7.0%
   Community Development Administration
      Multifamily Development RB
      (Avalon Ridge Apartments) 97 DN
      (FNMA LOC)
          3.65%  4/7/98(a)                    --    VMIG-1   15,000  15,000,000
   Community Development Administration
      Multifamily Development RB (Avalon
      Lea Apartments) DN (FNMA LOC)
          3.65%  4/7/98(a)                    --    VMIG-1    6,000   6,000,000
   Frederick County Variable Rate BAN
          3.75%  4/7/98(a)                    A-1+  VMIG-1    3,000   3,000,000
   Howard County Consolidated Public
      Improvement TECP BANS
          3.50%  6/19/98(b)                   A-1+  P-1      14,000  14,000,000
   Montgomery County BAN TECP
      Series 95
          3.40%  5/6/98(b)                    A-1+  P-1       6,800   6,800,000
   Washington Suburban Sanitary District
      Montgomery, Prince George's Counties
       GO BAN DN
           3.75%  4/7/98(a)                   A-1+  VMIG-1   16,600  16,600,000
   Washington Suburban Sanitary District
      Sewer Disposal
           5.90%  11/1/98(b)                  A-1+  VMIG-1    2,500   2,529,396
                                                                    -----------
                                                                     63,929,396
                                                                    -----------

BT ALEX. BROWN CASH RESERVE FUND, INC.
--------------------------------------------------------------------------------
Statement of Net Assets                                           March 31, 1998

                                               Rating(d)
                                           ---------------    Par
TAX-FREE SERIES (continued)                S&P     Moody's   (000)      Value
--------------------------------------------------------------------------------
 Massachusetts -- 0.4%
    Massachusetts Port Authority DN
         3.70%  4/1/98(a)                  A-1+  VMIG-1    $ 2,600   $ 2,600,000
   Massachusetts Health & Education
      Authority RB (Partners Healthcare
      System) DN P-2
         3.45%  4/7/98(a)                  --    VMIG-1      1,400     1,400,000
                                                                     -----------
                                                                       4,000,000
                                                                     -----------
 Michigan -- 2.3%
   Detroit Water Supply System DN
      (FGIC Insurance)
         3.65%  4/7/98(a)                  A-1+  VMIG-1      2,000     2,000,000
   Michigan State Building Authority TECP
      Notes (Canadian Imperial Bank LOC)
         3.40%  4/9/98(b)                  A-1+  P-1        14,650    14,650,000
   Strategic Fund (Consumer Power Co.)
      PCR Series 1988A (Union Bank of
      Switzerland LOC)
         3.80%  4/1/98(a)                  --    P-1         3,900     3,900,000
                                                                     -----------
                                                                      20,550,000
                                                                     -----------
 Minnesota -- 0.3%
   Becker PCR (Northern States Power)
         3.60%  5/7/98(b)                  A-1+  P-1         3,000     3,000,000
                                                                     -----------
 Mississippi -- 1.0%
   Jackson County Port Facility (Chevron
      USA) Series 1993 DN
         3.75%  4/1/98(a)                  --    P-1         9,300     9,300,000
                                                                     -----------
 Missouri -- 2.6%
   Missouri Health & Education Facility
      Authority (Sisters of Mercy)
      Series D DN
         3.65%  4/7/98(a)                  A-1+  VMIG-1      9,000     9,000,000
   Missouri Health & Education Facility
      Authority (Washington
      University) DN
         3.65%  4/7/98(a)                  A-1+  VMIG-1      8,600     8,600,000
   Missouri Health & Education Facility
      Authority RB (Sisters of Mercy) DN
         3.65%  4/7/98(a)                  A-1+  VMIG-1        400       400,000

BT ALEX. BROWN CASH RESERVE FUND, INC.
--------------------------------------------------------------------------------

                                               Rating(d)
                                           ---------------     Par
TAX-FREE SERIES (continued)                 S&P     Moody's   (000)     Value
--------------------------------------------------------------------------------
Missouri (concluded)
   Missouri Health & Education Facility
      Authority RB (Washington University)
      Series B DN
         3.80%  4/1/98(a)                   A-1+     VMIG-1  $ 1,200 $ 1,200,000
   Missouri Health & Education Facility
      Hospital RB (Barnes Hospital Project)
      DN (Morgan Guaranty LOC)
          3.65%  4/7/98(a)                  A-1+     VMIG-1    5,000   5,000,000
                                                                     -----------
                                                                      24,200,000
                                                                     -----------
 Montana -- 1.4%
   Forsyth PCR (Portland General Electric
     Project) Series 1983-B DN (Swiss
     Bank LOC)
       3.65%  4/7/98(a)                     A-1+     P-1      12,400  12,400,000
                                                                     -----------
 New Jersey -- 0.6%
   Gloucester County PCR (Mobil Oil
      Refining Co. Project) Series 1993 DN
         3.375%  4/7/98(a)                  A-1+     VMIG-1      600     600,000
   Mercer County Improvement Authority
      (Pooled Government Loan Project)
      Series 1985 DN (Credit Suisse LOC)
         3.25%  4/7/98(a)                   A-1+     VMIG-1    1,300   1,300,000
   New Jersey Economic Development
      Authority (Public Service Electric
      & Gas Company) Series 1995A DN
      (Swiss Bank LOC)
         3.375% 4/7/98(a)                   A-1+     VMIG-1    3,300   3,300,000
                                                                     -----------
                                                                       5,200,000
                                                                     -----------
 New York -- 1.3%
   Municipal Assistance Corporation for
      New York City (Westdeutsche LOC) DN
         3.50%  4/7/98(a)                   A-1+     VMIG-1    9,500   9,500,000
   Syracuse IDA Civic Facility RB DN
      (Morgan Guaranty LOC)
         3.70%  4/1/98(a)                   A-1+     VMIG-1    2,500   2,500,000
                                                                     -----------
                                                                      12,000,000
                                                                     -----------
 North Carolina -- 2.8%
   Charlotte-Mecklenburg Hospital Authority
      Health Care RB DN
         3.70%  4/7/98(a)                   A-1+     VMIG-1    9,600   9,600,000

BT ALEX. BROWN CASH RESERVE FUND, INC.
--------------------------------------------------------------------------------
Statement of Net Assets                                           March 31, 1998

                                               Rating(d)
                                            ---------------     Par
TAX-FREE SERIES (continued)                 S&P    Moody's     (000)       Value
--------------------------------------------------------------------------------
 North Carolina (concluded)
   North Carolina Medical Care Commission
      (Moses H. Cone Memorial Hospital
      Project) Series 1995 DN (Wachovia
      Bank LOC)
         3.70%  4/7/98(a)                    A-1+  VMIG-1    $ 1,200 $ 1,200,000
   North Carolina Medical Care Commission
      (Baptist Hospital Project)
      Series 1992B DN
         3.70%  4/7/98(a)                    A-1+  VMIG-1      3,000   3,000,000
   North Carolina Medical Care Commission
      RB (Baptist Hospital Project)
      Series 1996 DN (Wachovia Bank LOC)
         3.70%  4/7/98(a)                    A-1+  VMIG-1      5,700   5,700,000
   North Carolina Medical Care Commission
      RB (Moses H. Cone Memorial Hospital
      Project) Series 1993 DN
      (Wachovia Bank LOC)
         3.70%  4/7/98(a)                    A-1+  VMIG-1      6,500   6,500,000
                                                                     -----------
                                                                      26,000,000
                                                                     -----------
 Ohio -- 4.6%
   Clermont County Health Facilities
      (Mercy Health System Project)
      Series 1996A DN
         3.65%  4/7/98(a)                    --    VMIG-1     20,100  20,100,000
   Clermont County Health Facilities
      (Mercy Health Systems Project)
      Series 1994B DN
         3.65%  4/7/98(a)                    A-1+  VMIG-1     17,400  17,400,000
   Hamilton County Hospital Finance
      Authority Revenue Bonds (Health
      Alliance Hospital, Project Series B) DN
      (Credit Suisse LOC)
         3.75%  4/7/98(a)                    A-1+  VMIG-1      4,700   4,700,000
                                                                     -----------
                                                                      42,200,000
                                                                     -----------
 Oklahoma -- 1.5%
   Oklahoma Industries Authority Hospital
      RB  (St. Anthony Parking Garage B)
      (Morgan Guaranty LOC)
         3.90%  6/1/98(b)                    --    VMIG-1      2,300   2,300,000

BT ALEX. BROWN CASH RESERVE FUND, INC.
--------------------------------------------------------------------------------

                                               Rating(d)
                                            ---------------   Par
TAX-FREE SERIES (continued)                 S&P    Moody's   (000)       Value
--------------------------------------------------------------------------------
Oklahoma  (concluded)
   Oklahoma Industries Authority Medical
      Practice Facility RB (SSM Health Care
      Obligated Group) (St. Anthony
      Physicians Building Project)
      (Morgan Guaranty LOC)
         3.90%  6/1/98(b)                  --       VMIG-1 $ 6,445  $ 6,445,000
   Oklahoma Water Resources Board State
      Loan Program RB (Swiss Bank LOC)
      Series 1995
         3.55%  9/1/98(b)                  A-1+     --       5,180    5,180,000
                                                                    -----------
                                                                     13,925,000
                                                                    -----------
 Oregon -- 3.6%
   Kalmath Falls Electric Revenue Salt
      Caves Hydroelectric Series D
      (Escrowed In U.S. Treasuries)
         4.50%  5/1/98(b)                  SP-1+    --      17,500   17,509,065
   Umatilla County Hospital Authority RB
      (Catholic Health Initiatives) DN
         3.70%  4/7/98(a)                  A-1+     VMIG-1  15,600   15,600,000
                                                                    -----------
                                                                     33,109,065
                                                                    -----------
 Pennsylvania -- 2.8%
   Delaware County IDA Solid Waste
      (Kimberly Clark Project)
      Series 1984B DN
         3.65%  4/7/98(a)                  A-1+     P-1      8,000    8,000,000
   Emmaus General Authority Pooled
      Loan Series 1996 DN (Financial
      Security Assurance LOC)
         3.75%  4/7/98(a)                  A-1+     VMIG-1   6,400    6,400,000
   Pennsylvania Higher Education Facilities
      Authority RB (Carnegie Mellon
      University Project) Series 1995C DN
      (Mellon Bank LOC)
          3.75%  4/1/98(a)                  A-1+    --       6,700    6,700,000
   Pennsylvania Higher Education RB
      (Carnegie Mellon Project)
      Series 1995B DN, (LOC Union
      Bank of Switzerland)
          3.75%  4/1/98(a)                  A-1+    --       4,100    4,100,000
                                                                    -----------
                                                                     25,200,000
                                                                    -----------

BT ALEX. BROWN CASH RESERVE FUND, INC.
--------------------------------------------------------------------------------
Statement of Net Assets                                           March 31, 1998
                                               Rating(d)
                                            ---------------   Par
TAX-FREE SERIES (continued)                 S&P    Moody's   (000)      Value
--------------------------------------------------------------------------------
South Carolina -- 3.1%
   Piedmont Municipal Power Agency
      Electric Co. DN (Morgan
      Guaranty LOC)
         3.65%  4/7/98(a)                   A-1+     VMIG-1  $ 3,100 $ 3,100,000
   Piedmont Municipal Power Agency
      Electric RB Series B DN
      (Credit Suisse LOC)
         3.65%  4/7/98(a)                   A-1+     VMIG-1   20,000  20,000,000
   Rock Hill Combined Utility System
      RB DN (AMBAC Insurance LOC)
         3.65%  4/7/98(a)                   A-1+     VMIG-1    5,000   5,000,000
                                                                     -----------
                                                                      28,100,000
 Tennessee -- 0.9%                                                   -----------
    Memphis GO Series A DN (Westdeutsche
      Landesbank LOC)
         3.80%  4/7/98(a)                   A-1+     VMIG-1    2,500   2,500,000
   Tennessee GO BAN DN
         3.65%  4/7/98(a)                   SP-1+    VMIG-1    6,000   6,000,000
                                                                     -----------
                                                                       8,500,000
                                                                     -----------
  Texas -- 14.7%
   Board of Regents of The University
      of Texas TECP Notes Series A
         3.60%  5/8/98(b)                   A-1+     P-1      12,000  12,000,000
   Board of Regents Texas A&M University
      TECP Series 1998
         3.10%  5/6/98(b)                   A-1+     P-1      15,000  15,000,000
   City of Houston GO Series A
          3.65%  5/1/98(b)                  A-1+     P-1      15,800  15,800,000
   City of Houston GO Series A
          3.50%  5/7/98(b)                  A-1+     P-1      10,000  10,000,000
   City of Houston GO Series B
          3.55%  5/1/98(b)                  A-1+     P-1      15,200  15,200,000
   Harris County Toll Road Unlimited
      Tax and Surbordinate Lien RB
       Series G DN
          3.65%  4/7/98(a)                  A-1+     VMIG-1    2,800   2,800,000

BT ALEX. BROWN CASH RESERVE FUND, INC.
--------------------------------------------------------------------------------

                                             Rating(d)
                                          ---------------   Par
TAX-FREE SERIES (continued)                S&P    Moody's   (000)      Value
--------------------------------------------------------------------------------
 Texas (concluded)
   Harris County Toll Road Unlimited
      Tax and Surbordinate Lien RB
      Series H DN
          3.65%  4/7/98(a)                  A-1+   VMIG-1 $12,600   $ 12,600,000
   Harris County IDA PCRB Exxon Corp.
      Series 1984A DN
          3.75%  4/1/98(a)                  A-1+   --       5,000      5,000,000
   Lower Colorado River Authority
      Commercial Paper Notes
      (Morgan Guaranty LOC)
          3.35%  5/21/98(b)                 A-1+   P-1     15,200     15,200,000
   San Antonio Electric and Gas Systems
      Commercial Paper Notes
          3.40%  5/6/98(b)                  --     P-1      9,500      9,500,000
   Texas Higher Education Authority
      Facilities Revenue Series 85b
      (FGIC Insurance) DN
          3.70%  4/7/98(a)                  A-1+   VMIG-1   3,460      3,460,000
   Texas State TRAN
          4.75%  8/31/98(b)                 SP-1   MIG      4,000      4,014,589
   Texas State Veterans Housing Assistance
      Fund DN
          3.65%  4/7/98(a)                  A-1+   VMIG-1   5,995      5,995,000
   Travis County Health Facilities
      (Charity Obligation Group)
       Series E DN
          3.65%  4/7/98(a)                  A-1+   VMIG-1   7,800      7,800,000
                                                                    ------------
                                                                     134,369,589
                                                                    ------------
 Utah -- 1.2%
    Salt Lake City Flexible Rate RB
      (Pooled Hospital Financing
       Program) DN
          3.65%  4/7/98(a)                  A-1+   VMIG-1  11,350     11,350,000
                                                                    ------------
 Virginia -- 0.3%
    Hampton Roads Regional Jail Authority
      Series 1996B DN (Wachovia Bank LOC)
          3.60%  4/7/98(a)                  A-1+   VMIG-1   2,500      2,500,000
                                                                    ------------

BT ALEX. BROWN CASH RESERVE FUND, INC.
--------------------------------------------------------------------------------
Statement of Net Asets                                            March 31, 1998

                                                Rating(d)
                                            ---------------     Par
TAX-FREE SERIES (continued)                   S&P   Moody's    (000)      Value
--------------------------------------------------------------------------------
 Washington -- 1.6%
   Chelan County Public Utility District No. 1
      (Chelan Hydro Consolidated System)
      Series 1995a DN (Credit Suisse LOC)
         3.60%  4/7/98(a)                     A-1+   VMIG-1 $  2,700 $ 2,700,000
   King County Sewer Authority
      Series A TECP
         3.55%  5/12/98(b)                    A-1    P-1      12,000  12,000,000
                                                                     -----------
                                                                      14,700,000
                                                                     -----------
 Wisconsin -- 1.9%
   Oak Creek PCR (Wisconsin Electric
      Power Co. Project) DN
          3.70%  4/7/98(a)                     --    P-1       3,200   3,200,000
   Pleasant Prairie Village PCR Refunding
      (Wisconsin Electric Power Co.
       Project) DN
          3.75%  4/7/98(a)                    A-1+   P-1      10,000  10,000,000
   Wisconsin State Health & Educational
      Facilities Authority RB Series 1997F DN
          3.65%  4/7/98(a)                    A-1+   VMIG-1    4,300   4,300,000
                                                                     -----------
                                                                      17,500,000
                                                                     -----------
 Wyoming -- 1.5%
    Lincoln County PCR (Amoco Standard
      Oil Co. Project) DN
          3.75%  4/1/98(a)                    A-1+   --        7,175   7,175,000
   Unita County PCR (Chevron) Series
       93 DN
          3.85%  4/1/98(a)                    A-1+   VMIG-1    6,350   6,350,000
                                                                     -----------
                                                                      13,525,000
                                                                     -----------

BT ALEX. BROWN CASH RESERVE FUND, INC.
--------------------------------------------------------------------------------



TAX-FREE SERIES                                                     Value
--------------------------------------------------------------------------------
   TOTAL INVESTMENTS  --  99.7%                                  $914,936,309(c)
   OTHER ASSETS IN EXCESS OF LIABILITIES, NET  --  0.3%             2,931,367
                                                                 ------------
      NET ASSETS--  100.0%                                       $917,867,676
                                                                 ------------
   Net Asset Value, Offering and Redemption Price Per:
      Tax-Free Retail Share
            ($841,184,924 / 841,258,030 shares outstanding)             $1.00
                                                                        =====
      Tax-Free Institutional Share
         ($76,682,752 / 76,682,889 shares outstanding)                  $1.00
                                                                        =====


(a) Demand security; payable upon demand by the Fund with usually no more than seven (7) calendar days' notice. Interest rates are redetermined periodically. Rates shown are those in effect on March 31, 1998.
(b) Security has an outstanding call, mandatory put or optional put by the issuer. Par value and maturity date reflect such call or put.
(c) Aggregate cost for financial reporting and federal tax purposes.
(d) The credit ratings are not covered by the report of independent auditors.

BT ALEX. BROWN CASH RESERVE FUND, INC.
--------------------------------------------------------------------------------
Statement of Net Assets                                           March 31, 1998

TAX-FREE SERIES (concluded)
--------------------------------------------------------------------------------
INVESTMENT ABBREVIATIONS:
   DN      Demand Note
   BAN     Bond Anticipation Notes
   GO      General Obligation Bonds
   IDA     Industrial Development Authority
   IDR     Industrial Development Revenue Bonds
   LOC     Letter of Credit
   PCR     Pollution Control Revenue Bonds
   RAN     Revenue Anticipation Notes
   RB      Revenue Bonds
   TAN     Tax Anticipation Notes
   TECP    Tax-Exempt Commercial Paper
   TRAN    Tax Revenue Anticipation Notes

INSURANCE ABBREVIATIONS:
   AMBAC   AMBAC Indemnity Corp.
   FGIC    Financial Guaranty Insurance Corporation
   MBIA    Municipal Bond Investors Assurance

MOODY'S MUNICIPAL BOND RATINGS:
   Aaa     Bonds that are judged to be of the best quality.
   Aa Bonds that are judged to be of high quality by all standards. Issues are sometimes rated with a 1, 2 or 3, which denote a high, medium or low ranking within the rating.
   MIG-1   Notes bearing this designation are of the best quality.

   VMIG-1 Variable rate demand obligations bearing this designation are of the best quality.
   P-1     Commercial paper bearing this designation is of the best quality.

S&P MUNICIPAL BOND RATINGS:

   AAA     Obligations that are of the highest quality.
   AA Obligations that have the second strongest capacity for payment of debt service. Those issues determined to possess very strong safety characteristics are denoted with a plus (+) sign.
   SP-1 Notes that have a strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics are assigned a plus (+) designation.
   A-1 Commercial paper that has a strong degree of safety regarding timely payment. Those issues determined to possess very strong safety characteristics are denoted with a plus (+) sign.

        A detailed description of the above ratings can be found in the Fund's Statement of Additional Information.

                       See Notes to Financial Statements.

BT ALEX. BROWN CASH RESERVE FUND, INC.
--------------------------------------------------------------------------------
Statement of Operations
For the year ended March 31, 1998

                                           Prime         Treasury      Tax-Free
                                          Series          Series        Series
--------------------------------------------------------------------------------
Investment Income:
   Interest income                      $184,011,736   $39,284,838  $28,391,393
                                        ------------   -----------  -----------
Expenses:
   Investment advisory fees                8,582,839     1,813,575    2,115,501
   Distribution fee                        8,299,915     1,700,377    1,784,579
   Transfer agent fees                     2,661,928       274,991      162,558
   Custodian fees                            349,351        86,735       63,076
   Directors' fees                           232,075        24,983       32,577
   Registration fees                       1,001,689        74,183      133,587
   Miscellaneous                             933,217       272,982      183,315
                                        ------------   -----------  -----------
            Total expenses                22,061,014     4,247,826    4,475,193
         Less: Fees waived                  (136,191)           --           --
                                        ------------   -----------  -----------
              Net expenses                21,924,823     4,247,826    4,475,193
                                        ------------   -----------  -----------
Net investment income                    162,086,913    35,037,012   23,916,200
                                        ------------   -----------  -----------
Net realized gain (loss) from security
   transactions                                   --        20,785       (1,994)
                                        ------------   -----------  -----------
Net increase in net assets resulting
   from operations                      $162,086,913   $35,057,797  $23,914,206
                                        ============   ===========  ===========


                       See Notes to Financial Statements.

BT ALEX. BROWN CASH RESERVE FUND, INC.
--------------------------------------------------------------------------------
Statement of Changes in Net Assets                                March 31, 1998


                                                             PRIME SERIES
--------------------------------------------------------------------------------
                                                 Year Ended       Year Ended
                                                  March 31,        March 31,
                                                    1998             1997
                                                 ----------       ----------
Increase/(Decrease) in Net Assets
Operations:
   Net investment income                        $  162,086,913   $  132,679,566
   Net realized gain/(loss) on sales of
     investments                                            --           13,047
                                                --------------   --------------
   Net increase in net assets resulting
     from operations                               162,086,913      132,692,613

Distributions to Shareholders From:
   Net investment income:
     BT Alex. Brown Cash Reserve Prime, Treasury
       and Tax-Free Shares, respectively          (138,011,807)    (119,826,842)
     BT Alex. Brown Cash Reserve
       Institutional Shares                        (13,656,968)      (4,256,297)
     Flag Investors Class A Shares                    (341,197)        (295,562)
     Flag Investors Class B Shares                     (12,545)          (1,260)
     Quality Cash Reserve Prime Shares             (10,064,396)      (8,299,605)
                                                 -------------   --------------
     Total distributions                          (162,086,913)    (132,679,566)

Capital Share Transactions, Net                    849,945,486      264,670,792
                                                --------------   --------------
   Total increase in net assets                    849,945,486      264,683,839
Net Assets:
   Beginning of period                           2,867,463,614    2,602,779,775
                                                --------------   --------------
   End of period                                $3,717,409,100   $2,867,463,614
                                                ==============   ==============


BT ALEX. BROWN CASH RESERVE FUND, INC.
-------------------------------------------------------------------------------------------------------------------------------

                                                     TREASURY SERIES                                TAX-FREE SERIES

-------------------------------------------------------------------------------------------------------------------------------
                                              Year Ended             Year Ended             Year Ended            Year Ended
                                               March 31,              March 31,                March 31,             March 31,
                                                 1998                   1997                     1998                  1997
                                              ----------             ----------               ----------            ----------
Increase/(Decrease) in Net Assets
Operations:
  Net investment income                       $ 35,037,012          $   33,069,786           $ 23,916,200          $ 16,906,007
  Net realized gain/(loss) on sales of
    investment                                      20,785                   1,180                 (1,994)               15,016
                                              ------------          --------------           ------------          ------------
  Net increase in net assets resulting
    from operations                             35,057,797              33,070,966             23,914,206            16,921,023


Distributions to Shareholders From:
  Net investment income:
    BT Alex. Brown Cash Reserve Prime, Treasury
      and Tax-Free Shares, respectively        (31,623,993)          (30,533,284)             (21,792,392)          (16,906,007)
    BT Alex. Brown Cash Reserve
      Institutional Shares                      (3,413,019)           (2,536,502)              (2,123,808)                   --
    Flag Investors Class A Shares                       --                    --                       --                    --
    Flag Investors Class B Shares
    Quality Cash Reserve Prime Shares                   --                    --                       --                    --
                                              ------------          ------------             ------------          ------------
    Total distributions                        (35,037,012)          (33,069,786)             (23,916,200)          (16,906,007)

Capital Share Transactions, Net                157,532,323            21,015,478              270,657,645            75,690,009
                                              ------------          ------------             ------------          ------------
  Total increase in net assets                 157,553,108            21,016,658              270,655,651            75,705,025
Net Assets:
  Beginning of period                          739,653,573           718,636,915              647,212,025           571,507,000
                                              ------------          ------------             -------------         ------------
  End of period                               $897,206,681          $739,653,573             $917,867,676          $647,212,025
                                              ============          ============             ============          ============

                       See Notes to Financial Statements.

BT ALEX. BROWN CASH RESERVE FUND, INC.
--------------------------------------------------------------------------------
Financial Highlights
(For a share outstanding throughout each year)

BT ALEX. BROWN CASH RESERVE PRIME SHARES
--------------------------------------------------------------------------------
                                                                  Year ended
                                                                   March 31,
                                                                --------------
                                                                     1998
Per Share Operating Performance:
   Net asset value at beginning of period                       $         1.00
Income from Investment Operations:                              --------------
   Net investment income                                                0.0494
Less Distributions:
   Dividends from net investment income and/or
     short-term gains                                                  (0.0494)
                                                                --------------
   Net asset value at end of period                             $         1.00
                                                                ==============
Total Return:
   Based on net asset value per share                                     5.05%
Ratios to Average Daily Net Assets:
   Expenses                                                               0.67%
   Net investment income                                                  4.94%
Supplemental Data:
   Net assets at end of period                                  $3,164,537,551
   Number of shares outstanding at end of period                 3,164,529,071

BT ALEX. BROWN CASH RESERVE FUND, INC.
-------------------------------------------------------------------------------



BT ALEX. BROWN CASH RESERVE PRIME SHARES (continued)
-------------------------------------------------------------------------------

                                                                            Year ended March 31,
-------------------------------------------------------------------------------------------------------------------------
                                                          1997              1996               1995                1994
Per Share Operating Performance:
   Net asset value at beginning of period           $         1.00    $         1.00    $         1.00     $         1.00
                                                    --------------    --------------    --------------     --------------
Income from Investment Operations:
   Net investment income                                    0.0478            0.0524            0.0442             0.0262
Less Distributions:
   Dividends from net investment income and/or
     short-term gains                                      (0.0478)          (0.0524)          (0.0442)           (0.0262)
                                                    --------------    --------------    --------------     --------------
   Net asset value at end of period                 $         1.00    $         1.00    $         1.00     $         1.00
                                                    ==============    ==============    ==============     ==============
Total Return:
   Based on net asset value per share                         4.88%             5.36%             4.51%              2.65%
Ratios to Average Daily Net Assets:
   Expenses                                                   0.63%             0.60%             0.61%              0.62%
   Net investment income                                      4.78%             5.21%             4.46%              2.62%
Supplemental Data:
   Net assets at end of period                      $2,545,532,365    $2,386,681,216    $1,472,079,739     $1,350,334,979
   Number of shares outstanding at end of period     2,545,523,885     2,386,684,392     1,472,077,488      1,350,332,916


                       See Notes to Financial Statements.

BT ALEX. BROWN CASH RESERVE FUND, INC.
-------------------------------------------------------------------------------
Financial Highlights
(For a share outstanding throughout each year)

FLAG INVESTORS CASH RESERVE PRIME SHARES--CLASS A
-------------------------------------------------------------------------------
                                                                    Year ended
                                                                     March 31,
                                                                    -----------
                                                                        1998
Per Share Operating Performance:
   Net asset value at beginning of period                            $     1.00
Income from Investment Operations:                                   ----------
   Net investment income                                                 0.0494
Less Distributions:
   Dividends from net investment income and/or
     short-term gains                                                   (0.0494)
                                                                     ----------
   Net asset value at end of period                                  $     1.00
                                                                     ==========
Total Return:
   Based on net asset value per share                                      5.05%
Ratios to Average Daily Net Assets:
   Expenses                                                                0.67%
   Net investment income                                                   4.94%
Supplemental Data:
   Net assets at end of period                                       $7,736,785
   Number of shares outstanding at end of period                      7,736,522

BT ALEX. BROWN CASH RESERVE FUND, INC.
-------------------------------------------------------------------------------



FLAG INVESTORS CASH RESERVE PRIME SHARES--CLASS A (continued)
-------------------------------------------------------------------------------

                                                                                 Year ended March 31,
-------------------------------------------------------------------------------------------------------------------------
                                                            1997               1996            1995               1994
Per Share Operating Performance:
   Net asset value at beginning of period                $     1.00        $     1.00       $     1.00        $     1.00
                                                         ----------        ----------       ----------        ----------
Income from Investment Operations:
   Net investment income                                     0.0478            0.0524           0.0442            0.0262
Less Distributions:
   Dividends from net investment income and/or
     short-term gains                                       (0.0478)          (0.0524)         (0.0442)          (0.0262)
                                                         ----------        ----------       ----------        ----------
   Net asset value at end of period                      $     1.00        $     1.00       $     1.00        $     1.00
                                                         ==========        ==========       ==========        ==========
Total Return:
   Based on net asset value per share                          4.88%             5.36%            4.51%             2.65%
Ratios to Average Daily Net Assets:
   Expenses                                                    0.63%             0.60%            0.61%             0.62%
   Net investment income                                       4.78%             5.25%            4.46%             2.62%
Supplemental Data:
   Net assets at end of period                           $6,521,574        $5,976,831       $7,726,696        $18,116,648
   Number of shares outstanding at end of period          6,521,310         5,976,824        7,726,698         18,116,633


                       See Notes to Financial Statements.

BT ALEX. BROWN CASH RESERVE FUND, INC.
--------------------------------------------------------------------------------
Financial Highlights
(For a share outstanding throughout each year)

FLAG INVESTORS CASH RESERVE PRIME SHARES--CLASS B
--------------------------------------------------------------------------------
                                                                     Year ended
                                                                      March 31,
                                                                      ---------
                                                                         1998
Per Share Operating Performance:
   Net asset value at beginning of period                              $   1.00
Income from Investment Operations:                                     --------
   Net investment income                                                 0.0418
Less Distributions:
   Dividends from net investment income and/or
     short-term gains                                                   (0.0418)
                                                                       --------
   Net asset value at end of period                                    $   1.00
                                                                       ========
Total Return:
   Based on net asset value per share                                      4.27%
Ratios to Average Daily Net Assets:
   Expenses                                                                1.42%
   Net investment income                                                   4.18%
Supplemental Data:
   Net assets at end of period                                         $184,382
   Number of shares outstanding at end of period                        184,382
----------
(1) Commencement of operations.
(2) Annualized.

BT ALEX. BROWN CASH RESERVE FUND, INC.
-------------------------------------------------------------------------------



FLAG INVESTORS CASH RESERVE PRIME SHARES--CLASS B (continued)
-------------------------------------------------------------------------------

                                                                April 3, 1995(1)
                                                  Year ended         through
                                                   March 31,        March 31,
                                                -------------   ---------------
                                                     1997             1996
Per Share Operating Performance:
   Net asset value at beginning of period           $   1.00         $  1.00
                                                    --------         -------
Income from Investment Operations:
   Net investment income                              0.0414          0.0361
Less Distributions:
   Dividends from net investment income and/or
     short-term gains                                (0.0414)        (0.0361)
                                                    --------         --------
   Net asset value at end of period                 $   1.00         $  1.00
                                                    ========         ========
Total Return:
   Based on net asset value per share                   4.22%           3.69%
Ratios to Average Daily Net Assets:
   Expenses                                             1.38%           1.38%(2)
   Net investment income                                4.14%           4.30%(2)
Supplemental Data:
   Net assets at end of period                      $227,098         $10,200
   Number of shares outstanding at end of period     227,098          10,200



                       See Notes to Financial Statements.

BT ALEX. BROWN CASH RESERVE FUND, INC.
--------------------------------------------------------------------------------
Financial Highlights
(For a share outstanding throughout each year)

BT ALEX. BROWN CASH RESERVE PRIME INSTITUTIONAL SHARES
--------------------------------------------------------------------------------

                                                                    Year ended
                                                                     March 31,
                                                                   ------------
                                                                        1998
Per Share Operating Performance:
   Net asset value at beginning of period                          $       1.00
Income from Investment Operations:                                 ------------
   Net investment income                                                 0.0519
Less Distributions:
   Dividends from net investment income and/or
     short-term gains                                                   (0.0519)
                                                                   ------------
   Net asset value at end of period                                $       1.00
                                                                   ============
Total Return:
   Based on net asset value per share                                      5.31%
Ratios to Average Daily Net Assets:
   Expenses                                                                0.42%
   Net investment income                                                   5.22%
Supplemental Data:
   Net assets at end of period                                     $317,971,693
   Number of shares outstanding at end of period                    317,971,413

BT ALEX. BROWN CASH RESERVE FUND, INC.
-------------------------------------------------------------------------------



BT ALEX. BROWN CASH RESERVE PRIME INSTITUTIONAL SHARES (continued)
-------------------------------------------------------------------------------

                                                                                 Year ended March 31,
-------------------------------------------------------------------------------------------------------------------------
                                                            1997               1996            1995               1994
Per Share Operating Performance:
   Net asset value at beginning of period              $       1.00       $      1.00      $      1.00        $     1.00
                                                       ------------       -----------      -----------        ----------
Income from Investment Operations:
   Net investment income                                     0.0503            0.0548           0.0472            0.0294
Less Distributions:
   Dividends from net investment income and/or
     short-term gains                                       (0.0503)          (0.0548)         (0.0472)          (0.0294)
                                                       ------------       -----------      -----------        ----------
   Net asset value at end of period                    $       1.00       $      1.00      $      1.00        $     1.00
                                                       ============       ===========      ===========        ==========
Total Return:
   Based on net asset value per share                          5.15%             5.62%            4.82%             2.98%
Ratios to Average Daily Net Assets:
   Expenses                                                    0.38%             0.35%            0.36%             0.30%
   Net investment income                                       5.04%             5.32%            4.57%             2.94%
Supplemental Data:
   Net assets at end of period                         $117,812,047       $53,699,315      $11,904,716       $23,437,449
   Number of shares outstanding at end of period        117,811,768        53,699,535       11,904,663        23,437,512


                       See Notes to Financial Statements.

BT ALEX. BROWN CASH RESERVE FUND, INC.
--------------------------------------------------------------------------------
Financial Highlights
(For a share outstanding throughout each year)

QUALITY CASH RESERVE PRIME SHARES
--------------------------------------------------------------------------------
                                                                 Year ended
                                                                  March 31,
                                                                ------------
                                                                     1998
Per Share Operating Performance:
   Net asset value at beginning of period                       $       1.00
Income from Investment Operations:                              ------------
   Net investment income                                              0.0465
Less Distributions:
   Dividends from net investment income and/or
     short-term gains                                                (0.0465)
                                                                ------------
   Net asset value at end of period                             $       1.00
                                                                ============
Total Return:
   Based on net asset value per share                                   4.75%
Ratios to Average Daily Net Assets:
   Expenses                                                             0.96%(1)
   Net investment income                                                4.66%(2)
Supplemental Data:
   Net assets at end of period                                  $226,978,689
   Number of shares outstanding at end of period                 226,978,007

----------
(1) Ratio of expenses to average net assets prior to partial fee waivers assumed was 1.02%, 0.98% and 0.95% for the years ended March 31, 1998, 1997 and 1996, respectively.

(2) Ratio of net investment income to average net assets prior to partial fee waivers was 4.60%, 4.43% and 4.86% for the years ended March 31, 1998, 1997 and 1996, respectively.

BT ALEX. BROWN CASH RESERVE FUND, INC.
-------------------------------------------------------------------------------



QUALITY CASH RESERVE PRIME SHARE (continued)
-------------------------------------------------------------------------------

                                                                                 Year ended March 31,
-------------------------------------------------------------------------------------------------------------------------
                                                            1997               1996            1995               1994
Per Share Operating Performance:
   Net asset value at beginning of period              $       1.00       $      1.00      $      1.00        $     1.00
                                                       ------------       -----------      -----------        ----------
Income from Investment Operations:
   Net investment income                                     0.0449            0.0493           0.0402            0.0218
Less Distributions:
   Dividends from net investment income and/or
     short-term gains                                       (0.0449)          (0.0493)         (0.0402)          (0.0218)
                                                       ------------       -----------      -----------        ----------
   Net asset value at end of period                    $       1.00       $      1.00      $      1.00        $     1.00
                                                       ============       ===========      ===========        ==========
Total Return:
   Based on net asset value per share                          4.59%             5.04%            4.09%             2.20%
Ratios to Average Daily Net Assets:
   Expenses                                                    0.91%(1)          0.90%(1)         0.96%             1.06%
   Net investment income                                       4.50%(2)          4.91%(2)         4.04%             2.18%
Supplemental Data:
   Net assets at end of period                         $197,370,530      $156,412,213      $94,592,158       $92,678,440
   Number of shares outstanding at end of period        197,369,848       156,412,393       94,591,979        92,678,268


                       See Notes to Financial Statements.

BT ALEX. BROWN CASH RESERVE FUND, INC.
--------------------------------------------------------------------------------
Financial Highlights
(For a share outstanding throughout each year)

BT ALEX. BROWN CASH RESERVE TREASURY SHARES
--------------------------------------------------------------------------------
                                                                 Year ended
                                                                  March 31,
                                                                ------------
                                                                    1998
Per Share Operating Performance:
   Net asset value at beginning of period                       $       1.00
Income from Investment Operations:                              ------------
   Net investment income                                              0.0464
Less Distributions:
   Dividends from net investment income and/or
    short-term gains                                                 (0.0464)
                                                                ------------
   Net asset value at end of period                             $       1.00
                                                                ============
Total Return:
   Based on net asset value per share                                   4.74%
Ratios to Average Daily Net Assets:
   Expenses                                                             0.59%
   Net investment income                                                4.65%
Supplemental Data:
   Net assets at end of period                                  $798,426,658
   Number of shares outstanding at end of period                 798,354,129

 ----------
(1) Ratio of expenses to average daily net assets prior to partial fee waiver was 0.56% for the years ended March 31, 1995 and 1994, respectively.

(2) Ratio of net investment income to average daily net assets prior to partial fee waivers was 4.08% and 2.53% for the years ended March 31, 1995 and 1994, respectively.

BT ALEX. BROWN CASH RESERVE FUND, INC.
-------------------------------------------------------------------------------



BT ALEX. BROWN CASH RESERVE TREASURY SHARES (continued)
-------------------------------------------------------------------------------

                              Year ended March 31,
-----------------------------------------------------------------------------------------------------------------------------------
                                                                   1997               1996            1995               1994
Per Share Operating Performance:
  Net asset value at beginning of period                      $       1.00       $      1.00      $      1.00        $     1.00
                                                              ------------       -----------      -----------        ----------
Income from Investment Operations:
  Net investment income                                             0.0453            0.0494           0.0411            0.0255
Less Distributions:
  Dividends from net investment income and/or
    short-term gains                                               (0.0453)          (0.0494)         (0.0411)          (0.0255)
                                                              ------------       -----------      -----------        ----------
  Net asset value at end of period                            $       1.00       $      1.00      $      1.00        $     1.00
                                                              ============       ===========      ===========        ==========
Total Return:
  Based on net asset value per share                                  4.63%             5.05%            4.19%             2.58%
Ratios to Average Daily Net Assets:
  Expenses                                                            0.61%             0.58%            0.55%(1)          0.54%(1)
  Net investment income                                               4.54%             4.94%            4.09%(2)          2.55%(2)
Supplemental Data:
  Net assets at end of period                                 $678,444,803      $666,814,158     $512,167,212      $581,724,214
  Number of shares outstanding at end of period                678,391,386       666,762,028      512,162,864       581,723,448


                       See Notes to Financial Statements.

BT ALEX. BROWN CASH RESERVE FUND, INC.
-------------------------------------------------------------------------------
Financial Highlights
(For a share outstanding throughout each year)

BT ALEX. BROWN CASH RESERVE TREASURY INSTITUTIONAL SHARES
-------------------------------------------------------------------------------
                                                                    Year ended
                                                                     March 31,
-------------------------------------------------------------------------------
                                                                       1998
Per Share Operating Performance:
   Net asset value at beginning of period                             $  1.00
                                                                      -------
Income from Investment Operations:
   Net investment income                                               0.0489
Less Distributions:
   Dividends from net investment income and/or
     short-term gains                                                 (0.0489)
                                                                      -------
   Net asset value at end of period                                   $  1.00
                                                                      =======
Total Return:
   Based on net asset value per share                                    5.00%
Ratios to Average Daily Net Assets:
   Expenses                                                              0.34%
   Net investment income                                                 4.91%
Supplemental Data:
   Net assets at end of period                                    $98,780,023
   Number of shares outstanding at end of period                   98,768,925

----------
(1) Ratio of expenses to average daily net assets prior to partial fee waivers was 0.31% and 0.29% for the years ended March 31, 1995 and 1994, respectively.
(2) Ratio of net investment income to average daily net assets prior to partial fee waivers was 4.14% and 2.80% for the years ended March 31, 1995 and 1994, respectively.

BT ALEX. BROWN CASH RESERVE FUND, INC.
--------------------------------------------------------------------------------


BT ALEX. BROWN CASH RESERVE TREASURY INSTITUTIONAL SHARES (continued)
--------------------------------------------------------------------------------

                                                                     Year ended March 31,
----------------------------------------------------------------------------------------------------------------
                                                       1997           1996           1995             1994
Per Share Operating Performance:
   Net asset value at beginning of period             $  1.00        $  1.00        $  1.00          $  1.00
                                                      -------        -------        -------          --------
Income from Investment Operations:
   Net investment income                               0.0481         0.0523         0.0438           0.0282
Less Distributions:
   Dividends from net investment income and/or
     short-term gains                                 (0.0481)       (0.0523)       (0.0438)         (0.0282)
                                                      -------        -------        -------          -------
   Net asset value at end of period                   $  1.00        $  1.00        $  1.00          $  1.00
                                                      =======        =======        =======          =======
Total Return:
   Based on net asset value per share                    4.92%          5.36%          4.47%            2.86%
Ratios to Average Daily Net Assets:
   Expenses                                              0.36%          0.33%          0.30%(1)         0.27%(1)
   Net investment income                                 4.81%          5.12%          4.15%(2)         2.82%(2)
Supplemental Data:
   Net assets at end of period                    $61,208,770    $51,822,757    $14,051,995      $39,692,848
   Number of shares outstanding at end of period   61,199,345     51,813,226     14,046,467       39,688,259

                       See Notes to Financial Statements.

BT ALEX. BROWN CASH RESERVE FUND, INC.
--------------------------------------------------------------------------------
Financial Highlights
(For a share outstanding throughout each year)

BT ALEX. BROWN CASH RESERVE TAX-FREE SERIES
--------------------------------------------------------------------------------
                                                                    Year ended
                                                                     March 31,
                                                                    ----------
                                                                        1998
Per Share Operating Performance:
   Net asset value at beginning of period                             $  1.00
                                                                      -------
Income from Investment Operations:
   Net investment income                                               0.0306
Less Distributions:
   Dividends from net investment income and
     short-term gains                                                 (0.0306)
                                                                      -------
   Net asset value at end of period                                   $  1.00
                                                                      =======
Total Return:
   Based on net asset value per share                                    3.10%
Ratios to Average Daily Net Assets:
   Expenses                                                              0.60%
   Net investment income                                                 3.05%
Supplemental Data:

   Net assets at end of period                                   $841,184,924
   Number of shares outstanding at end of period                  841,258,030
-----------------------------------------------------------------------------

BT ALEX. BROWN CASH RESERVE FUND, INC.
--------------------------------------------------------------------------------


BT ALEX. BROWN CASH RESERVE TAX-FREE SERIES (continued)
--------------------------------------------------------------------------------

                                                                              Year ended March 31,
                                                     --------------------------------------------------------------------
                                                            1997              1996             1995             1994
Per Share Operating Performance:
   Net asset value at beginning of period                 $  1.00           $  1.00           $  1.00           $  1.00
                                                          -------           -------           -------           -------
Income from Investment Operations:
   Net investment income                                   0.0286            0.0318            0.0271            0.0184
Less Distributions:
   Dividends from net investment income and
     short-term gains                                     (0.0286)          (0.0318)          (0.0271)          (0.0184)
                                                          -------           -------           -------           -------
   Net asset value at end of period                       $  1.00           $  1.00           $  1.00           $  1.00
                                                          =======           =======           =======           =======
Total Return:
   Based on net asset value per share                        2.90%             3.23%             2.75%             1.86%
Ratios to Average Daily Net Assets:
   Expenses                                                  0.62%             0.60%             0.57%             0.58%
   Net investment income                                     2.86%             3.16%             2.74%             1.84%
Supplemental Data:
   Net assets at end of period                       $647,212,025      $571,507,000      $475,384,229      $378,859,232
   Number of shares outstanding at end of period      647,283,274       571,593,265       475,474,913       378,939,262


                       See Notes to Financial Statements.

BT ALEX. BROWN CASH RESERVE FUND, INC.
--------------------------------------------------------------------------------
Financial Highlights
(For a share outstanding throughout each period)

BT ALEX. BROWN CASH RESERVE TAX-FREE INSTITUTIONAL SERIES
--------------------------------------------------------------------------------
                                                                June 1, 1997(1)
                                                                   through
                                                                  March 31,
                                                                ---------------
                                                                     1998
Per Share Operating Performance:
   Net asset value at beginning of period                      $      1.00
                                                               -----------
Income from Investment Operations:
   Net investment income                                            0.0273
Less Distributions:
   Dividends from net investment income and
     short-term gains                                              (0.0273)
                                                               -----------
   Net asset value at end of period                            $      1.00
                                                               ===========
Total Return:
   Based on net asset value per share                                 2.76%
Ratios to Average Daily Net Assets:
   Expenses                                                            .35%(2)
   Net investment income                                              3.29%(2)
Supplemental Data:
   Net assets at end of period                                 $76,682,752
   Number of shares outstanding at end of period                76,682,889

----------
(1) Commencement of operations.
(2) Annualized.

BT ALEX. BROWN CASH RESERVE FUND, INC.
--------------------------------------------------------------------------------
Notes to Financial Statements

NOTE 1--Significant Accounting Policies
     BT Alex. Brown Cash Reserve Fund, Inc. ("the Fund") commenced operations August 11, 1981. The Fund is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end Investment Management Company. Its objective is to seek as high a level of current income as is consistent with preservation of capital and liquidity.

     The Fund consists of three portfolios: the Prime Series, the Treasury Series and the Tax-Free Series. The Prime Series consists of five classes: BT Alex. Brown Cash Reserve Prime Shares ("Prime Shares"), Flag Investors Cash Reserve Prime Shares Class A ("Flag Investors Class A Shares"), Flag Investors Cash Reserve Prime Shares Class B ("Flag Investors Class B Shares"), Quality Cash Reserve Prime Shares ("Quality Cash Shares") and BT Alex. Brown Cash Reserve Prime Institutional Shares ("Prime Institutional Shares"). The Treasury Series consists of two classes: BT Alex. Brown Cash Reserve Treasury Shares ("Treasury Shares") and BT Alex. Brown Cash Reserve Treasury Institutional Shares ("Treasury Institutional Shares"). The Tax-Free Series consists of two classes: BT Alex. Brown Cash Reserve Tax-Free Shares ("Tax-Free Shares") and BT Alex. Brown Cash Reserve Tax Free Institutional Shares ("Tax Free Institutional Shares"). Shareholders can vote only on issues that affect the share classes they own.

     When preparing the Fund's financial statements, management makes estimates and assumptions to comply with generally accepted accounting principles. These estimates affect 1) the assets and liabilities that we report at the date of the financial statements; 2) the contingent assets and liabilities that we disclose at the date of the financial statements; and 3) the revenues and expenses that we report for the period. Our estimates could be different from the actual results. The Fund's significant accounting policies are:

     A. Security Valuation--Each portfolio has a weighted average maturity of 90 days or less. The Fund values portfolio securities on the basis of amortized cost, which approximates market value. Using this method, the Fund values a security at its cost. The Fund then assumes a constant amortization to maturity of any discount or premium.

     B. Repurchase Agreements--The Prime Series may enter into tri-party repurchase agreements with broker-dealers and domestic banks. A repurchase agreement is a short-term investment in which the Fund buys a debt security that the broker agrees to repurchase at a set time and price. The third party, which is the broker's custodial bank, holds the collateral in a separate account until the repurchase agreement matures. The agreement ensures that the collateral's market value, including any accrued interest, is sufficient if the broker defaults. The Fund's access to the collateral may be delayed or limited if the broker defaults and the value of the collateral declines or if the broker enters into an insolvency proceeding.

BT ALEX. BROWN CASH RESERVE FUND, INC.
--------------------------------------------------------------------------------
Notes to Financial Statements (continued)

NOTE 1--concluded
     C. Federal Income Taxes--The Fund determines its distributions according to income tax regulations, which may be different from generally accepted accounting principles. As a result, the Fund occasionally makes reclassifications within its capital accounts to reflect income and gains that are available for distribution under income tax regulations.

            The Fund is organized as a regulated investment company. As long as it maintains this status and distributes to its shareholders substantially all of its taxable net investment income and net realized capital gains, it will be exempt from most, if not all, federal income and excise taxes. As a result, the Fund has made no provisions for federal income taxes. Each portfolio is treated as a separate entity for federal income tax purposes.

     D. Security Transactions, Investment Income and Distributions--The Fund uses the trade date to account for security transactions and the specific identification method for financial reporting and income tax purposes to determine the cost of investments sold or redeemed. Interest income is recorded on an accrual basis and includes the pro rata amortization of premiums and accretion of discounts when appropriate. Dividends to shareholders are declared daily. Dividend distributions or reinvestments are made monthly.

     E. Expenses--Operating expenses for each share class are recorded on an accrual basis, and are charged to that class' operations. If a Fund expense cannot be directly attributed to a share class, the expense is prorated among the classes that the expense affects and is based on the classes' relative net assets.

NOTE 2--Investment Advisory Fees, Transactions with Affiliates and Other Fees

     Investment Company Capital Corp. ("ICC"), a subsidiary of Bankers Trust Corporation, is the investment advisor for all series. Under the terms of the investment advisory agreement, the Fund pays ICC a fee. This fee is calculated daily and paid monthly, at the following annual rates based upon the Fund's aggregate average daily net assets: .30% of the first $500 million, .26% of the next $500 million, .25% of the next $500 million, .24% of the next $1 billion,
 .23% of the next $1 billion and .22% of the amount over $3.5 billion. The Prime Series pays an additional fee that is calculated daily and paid monthly at the annual rate of .02% of its average daily net assets. The Tax-Free Series also pays an additional fee that is calculated daily and paid monthly at the annual rate of .03% of its average daily net assets.

     PNC Institutional Management Corporation ("PIMC") has been the sub-advisor for the Tax-Free Series through the fiscal year ending March 31, 1998. As compensation for its subadvisory services, ICC paid PIMC a fee. This fee was calculated daily and paid monthly, at the following annual rates based upon the Tax-Free Series' aggregate average daily net assets: .15% of the first $250 million, .13% of the next $250 million, .11% of the next $250 million,
 .09% of the next $250 million, .075% of the next $3 billion and .06% of the amount over $4 billion. For the year ended March 31, 1998, ICC paid PIMC

BT ALEX. BROWN CASH RESERVE FUND, INC.
--------------------------------------------------------------------------------
Notes to Financial Statements (continued)

NOTE 2--continued
$1,119,488 for sub-advisory services for the Tax-Free Series. Effective April 1, 1998 sub-advisory services will no longer be provided to the Fund.

     As compensation for its accounting services, the Prime Series and Treasury Series pay ICC an annual fee that is calculated daily and paid monthly from the two series' average daily net assets. The Prime Series paid $162,781 and the Treasury Series paid $127,485 for accounting services for the year ended March 31, 1998.

     As compensation for its accounting services, the Tax-Free Series pays PFPC Inc. ("PFPC"), an affiliate of PIMC, an annual fee that is calculated daily and paid monthly from its average daily net assets. The Tax-Free Series paid $66,777 to PFPC for accounting services for the year ended March 31, 1998. Effective April 1, 1998 ICCbegan to perform accounting services for the Tax-Free Series.

     As compensation for its transfer agent services, the three series pay ICC a per account fee that is calculated and paid monthly. The Prime Series paid $2,661,928, the Treasury Series paid $274,991 and the Tax-Free Series paid $162,558 to ICC for transfer agent services for the year ended March 31, 1998.

     As compensation for providing distribution services, the Prime Shares, Flag Investors Class A Shares, Treasury Shares and the Tax-Free Shares pay ICC Distributors, Inc. ("ICC Distributors"), which is not related to ICC, an annual fee equal to 0.25% of these classes' average daily net assets. For the year ended March 31, 1998, Distribution fees aggregated $6,983,764, $17,244, $1,700,377 and $1,784,579 for distribution services for the Prime Shares, Flag Investors Class A Shares, Treasury Shares and Tax-Free Shares, respectively. The Quality Cash Shares and Flag Investors Class B Shares also pay ICC Distributors an annual fee for distribution services. This fee is equal to .60% of the Quality Cash Shares' aggregate average daily net assets or $1,295,907 for the year ended March 31, 1998 and 1.00% of the Flag Investors Class B Shares' aggregate average daily net assets or $3,000. Prior to September 1, 1997 Alex Brown and Sons, Inc. served as the Fund's distributor for the same rate of compensation and on substantially the same terms as ICC Distributors and earned $2,742,862 for the Prime Shares, $7,178 for Flag Investors Class A Shares, $507,956 for Quality Cash Shares, $1,266 for Flag Investors Class B Shares, $655,375 for Treasury Shares, and $692,546 for Tax Free Shares for the year ended March 31, 1998.

     ICC and ICC Distributors may voluntarily waive or reimburse a portion of their advisory or distribution fees for the Prime, Treasury and Tax-Free Series to preserve or enhance each series' performance. These voluntary waivers and reimbursements are not contractual and could change. Any reimbursements by ICC, or ICC Distributors are limited to the fees they actually receive for the fiscal year. ICC did not waive any advisory fees for the year ended March 31, 1998. BT Alex. Brown voluntarily waived distribution fees of $54,321 for the Quality Cash Shares for the period ended August 31, 1997 and ICC Distributors waived $81,870 for the period September 1, 1997 to March 31, 1998.

BT ALEX. BROWN CASH RESERVE FUND, INC.
--------------------------------------------------------------------------------
Notes to Financial Statements (continued)

NOTE 2--concluded
     Effective September 22, 1997, Bankers Trust Company, a subsidiary of Bankers Trust Corporation, became the Fund's custodian. Prior to September 22, 1997, PNC Bank served as the Fund's custodian. From September 22, 1997 to March 31, 1998, the Prime Series, Treasury Series, and Tax-Free Series paid $162,613, $43,249, and $31,538 in custody expenses, respectively.

     The Fund's complex offers a retirement plan for eligible Directors. The actuarially computed pension expense allocated to the Fund for the year ended March 31, 1998 was $104,755 for the Prime Series, $32,916 for the Treasury Series and $27,859 for the Tax-Free Series. The accrued liability at March 31, 1998 was $222,192 for the Prime Series, $79,512 for the Treasury Series and $69,283 for the Tax-Free Series.

NOTE 3--Capital Stock and Share Information

     The Fund is authorized to issue up to 6.4 billion shares of $.001 par value capital stock (3.55 billion Prime Series, 1.5 billion Treasury Series, 1 billion Tax-Free Series and 350 million undesignated). Transactions in shares of the Fund were as follows:

                                          March 31, 1998      March 31, 1997
                                          --------------      --------------
Prime Series:
   Sold:
     Prime Shares                         23,206,115,785      22,263,288,298
     Flag Investors Class A Shares             6,559,775           9,331,912
     Flag Investors Class B Shares               336,592             328,144
     Institutional Prime Shares            4,625,290,052         912,825,877
     Quality Cash Shares                   1,179,123,143       1,001,597,821
   Issued as reinvestment of dividends:
     Prime Shares                            129,425,606         113,931,978
     Flag Investors Class A Shares               326,541             281,420
     Flag Investors Class B Shares                 8,133               1,264
     Institutional Prime Shares                9,131,786           3,084,567
     Quality Cash Shares                       9,723,053           8,045,624
   Redeemed:
     Prime Shares                        (22,716,536,205)    (22,218,380,783)
     Flag Investors Class A Shares            (5,671,105)         (9,068,618)
     Flag Investors Class B Shares              (387,440)           (112,510)
     Institutional Prime Shares           (4,434,262,192)       (851,798,212)
     Quality Cash Shares                  (1,159,238,038)       (968,685,990)
                                         ---------------     ---------------
       Net increase                          849,945,486         264,670,792
                                         ===============     ===============

BT ALEX. BROWN CASH RESERVE FUND, INC.
--------------------------------------------------------------------------------
Notes to Financial Statements (concluded)

NOTE 3--concluded

                                         March 31, 1998      March 31, 1997
                                         --------------      --------------
Treasury Series:
   Sold:
     Treasury Shares                      3,641,511,991       4,075,840,415
     Institutional Treasury Shares          590,751,899         458,391,680
   Issued as reinvestment of dividends:
     Treasury Shares                         30,209,607          29,377,891
     Institutional Treasury Shares            2,007,274           1,597,049
   Redeemed:
     Treasury Shares                     (3,551,758,854)     (4,093,588,948)
     Institutional Treasury Shares         (555,189,594)       (450,602,609)
                                        ---------------      --------------
       Net increase                         157,532,323          21,015,478
                                        ===============      ==============
Tax-Free Series:
   Sold:
     Tax Free Shares                      5,853,542,023       5,222,168,283
     Institutional Tax Free Shares          730,445,736                  --
   Issued as reinvestment of dividends:
     Tax Free Shares                         20,778,337          16,162,636
     Institutional Tax Free Shares              276,010                  --
   Redeemed:
     Tax Free Shares                     (5,680,345,603)     (5,162,640,910)
     Institutional Tax Free Shares         (654,038,858)                 --
                                         --------------      --------------
       Net increase                         270,657,645          75,690,009
                                         ==============      ==============

NOTE 4--Net Assets

                                             Prime         Treasury      Tax-Free
                                            Series          Series        Series
                                        --------------   ------------  ------------
Paid-in capital                         $3,717,402,132   $897,118,866  $917,940,919
Undistributed net investment income              8,488             --            --
Undistributed net realized gain/(loss)
   on sales of investments                      (1,520)        87,815       (73,243)
                                        --------------   ------------  ------------
                                        $3,717,409,100   $897,206,681  $917,867,676
                                        ==============   ============  ============

NOTE 5--Shareholder Meeting
     Alex. Brown Incorporated, which was the parent corporation of the Fund's investment advisor, merged into a subsidiary of Bankers Trust Corporation on September 1, 1997. Due to the change in control of Alex. Brown Incorporated, the BT Alex. Brown Cash Reserve Fund held a special meeting of its shareholders on August 14, 1997. During the meeting, shareholders approved a new Investment Advisory Agreement between the Fund and each of its Series, and ICC and a new Sub-Advisory Agreement among the Tax-Free Series, ICC, and PIMC. The new agreements are substantially the same as the former agreements. In addition, shareholders elected the following Directors: James J. Cunnane, Richard T. Hale, John F. Kroeger, Louis E. Levy, Eugene J. McDonald, Rebecca W. Rimel, Truman T. Semans, and Carl W. Vogt.

Report of Independent Accountants
--------------------------------------------------------------------------------

To the Shareholders and Board of Directors of BT Alex. Brown Cash Reserve Fund, Inc.

     We have audited the accompanying statements of net assets of BT Alex. Brown Cash Reserve Fund, Inc. (consisting of the Prime, Treasury and Tax-Free Series) as of March 31, 1998, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of March 31, 1998 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective Series comprising the BT Alex. Brown Cash Reserve Fund, Inc. as of March 31, 1998, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and their financial highlights for each of the five years in the period then ended, in conformity with generally accepted accounting principles.

COOPERS &LYBRAND L.L.P.
Philadelphia, Pennsylvania
May 1, 1998

PRIME SERIES
--------------------------------------------------------------------------------
Statement of Net Assets                                           March 31, 1998

                                         Rating(g)
                                      --------------     Par
                                      S&P    Moody's    (000)          Value
--------------------------------------------------------------------------------
Commercial Paper - 84.7%(a)

Automotive Finance - 3.8%
   PACCAR Financial Corp.
      5.35%      7/27/98               A-1+     P-1    $ 5,000      $  4,913,062
   Toyota Motor Credit Corp.
      5.46%      5/1/98                A-1+     P-1     20,000        19,909,000
      5.50%      5/4/98                A-1+     P-1     54,750        54,474,787
      5.51%      5/6/98                A-1+     P-1     30,000        29,839,292
      5.46%      5/8/98                A-1+     P-1     15,000        14,915,825
      5.50%      5/14/98               A-1+     P-1     15,500        15,398,174
                                                                    ------------
                                                                     139,450,140
                                                                    ------------

Banks - 0.8%
   Republic New York Corp.
      5.41%      5/1/98                A-1+     P-1     30,000        29,864,750
                                                                    ------------
                                                                      29,864,750
                                                                    ------------
Beverages- Soft Drinks - 1.7%
   Coca-Cola Co.
      5.39%      4/3/98                A-1+     P-1     25,000        24,992,514
      5.38%      4/21/98               A-1+     P-1     20,000        19,940,222
      5.40%      4/23/98               A-1+     P-1     20,000        19,934,000
                                                                    ------------
                                                                      64,866,736
                                                                    ------------
Chemicals, General - 2.9%
   E.I. duPont de Nemours and Co.
      5.34%      4/7/98                A-1+     P-1     15,000        14,986,650
      5.34%      4/8/98                A-1+     P-1     25,000        24,974,042
      5.46%      5/11/98               A-1+     P-1     25,000        24,848,333
      5.44%      6/25/98               A-1+     P-1     25,000        24,678,889
      5.345%     8/14/98               A-1+     P-1     20,000        19,599,125
                                                                    ------------
                                                                     109,087,039
                                                                    ------------
Chemicals, Specialty - 0.8%
   Lubrizol
      5.50%      4/1/98                A-1+     P-1     30,000        30,000,000
                                                                    ------------
                                                                      30,000,000
                                                                    ------------
Computer & Office Equipment - 1.4%
   Pitney Bowes Credit Corp.
      5.43%      4/10/98               A-1+     P-1     30,000        29,959,275
      5.48%      5/14/98               A-1+     P-1     23,500        23,346,179
                                                                    ------------
                                                                      53,305,454
                                                                    ------------

PRIME SERIES
--------------------------------------------------------------------------------

                                         Rating(g)
                                      --------------     Par
                                      S&P    Moody's    (000)          Value
--------------------------------------------------------------------------------
Commercial Paper (continued)

Consumer Products - 3.6%
   Eastman Kodak Co.
      5.52%      4/10/98               A-1+     P-1    $15,000      $ 14,979,300
      5.52%      4/14/98               A-1+     P-1     15,000        14,970,100
      5.52%      4/21/98               A-1+     P-1     15,000        14,954,000
      5.52%      4/22/98               A-1+     P-1     15,000        14,951,700
      5.52%      4/23/98               A-1+     P-1     23,600        23,520,389
      5.48%      5/5/98                A-1+     P-1     20,000        19,896,489
      5.51%      5/12/98               A-1+     P-1     15,000        14,905,871
      5.50%      5/21/98               A-1+     P-1     15,000        14,885,417
                                                                    ------------
                                                                     133,063,266
                                                                    ------------
Electrical & Electronics - 5.7%
   Emerson Electric Co.
      5.50%      4/13/98               A-1+     P-1     40,000        39,926,667
      5.49%      4/17/98               A-1+     P-1     25,000        24,939,000
      5.48%      4/20/98               A-1+     P-1     22,000        21,936,372
   Motorola Inc.
      5.42%      4/6/98                A-1+     P-1     20,000        19,984,944
      5.48%      5/12/98               A-1+     P-1     25,000        24,843,972
      5.48%      5/21/98               A-1+     P-1     40,000        39,695,555
      5.47%      6/25/98               A-1+     P-1     40,000        39,483,389
                                                                    ------------
                                                                     210,809,899
                                                                    ------------
Electric Utility - 1.8%
   Citizens Utilities Co.
      5.48%      6/19/98               A-1+     P-1     20,000        19,759,489
   Duke Energy Co.
      5.43%      4/7/98                A-1+     P-1     25,000        24,977,375
      5.47%      5/28/98               A-1+     P-1     20,600        20,421,587
                                                                    ------------
                                                                      65,158,451
                                                                    ------------
Entertainment - 1.5%
   Walt Disney Co.
      5.63%      4/23/98               A-1      P-1     25,000        24,913,986
      5.44%      7/16/98               A-1      P-1     30,000        29,519,467
                                                                    ------------
                                                                      54,433,453
                                                                    ------------
Finance, Consumer - 4.1%
   USAA Capital Corp.
      5.41%      4/7/98                A-1+     P-1     15,000        14,986,475
      5.46%      4/24/98               A-1+     P-1     25,000        24,912,792
      5.44%      5/4/98                A-1+     P-1     25,000        24,875,333
      5.42%      5/12/98               A-1+     P-1     30,000        29,814,817
      5.47%      5/12/98               A-1+     P-1     20,000        19,781,200
      5.47%      6/19/98               A-1+     P-1     15,000        14,819,946
      5.47%      7/17/98               A-1+     P-1     25,000        24,593,549
                                                                    ------------
                                                                     153,784,112
                                                                    ------------

PRIME SERIES
--------------------------------------------------------------------------------
Statement of Net Assets (continued)                               March 31, 1998

                                         Rating(g)
                                      --------------     Par
                                      S&P    Moody's    (000)          Value
--------------------------------------------------------------------------------
Commercial Paper (continued)

Finance, Diversified - 3.9%
   General Electric Capital Corp.
      5.44%      4/14/98               A-1+     P-1    $20,000      $ 19,960,711
      5.44%      4/21/98               A-1+     P-1     30,000        29,909,333
      5.56%      4/23/98               A-1+     P-1     15,000        14,949,033
      5.35%      5/12/98               A-1+     P-1     15,212        15,119,312
      5.35%      6/19/98               A-1+     P-1     24,400        24,113,537
      5.40%      7/6/98                A-1+     P-1     25,000        24,640,000
      5.46%      7/9/98                A-1+     P-1     16,883        16,629,502
                                                                    ------------
                                                                     145,321,428
                                                                    ------------
Food - 5.0%
   Campbell Soup Co.
      5.54%      4/17/98               A-1+     P-1      4,000         3,990,151
      5.35%      10/5/98               A-1+     P-1     35,000        34,027,340
   Cargill, Inc.
      5.37%      4/23/98               A-1+     P-1     10,000         9,967,183
      5.52%      5/5/98                A-1+     P-1     20,000        19,895,733
      5.46%      5/12/98               A-1+     P-1     25,000        24,844,542
      5.44%      5/26/98               A-1+     P-1     40,000        39,667,785
      5.46%      6/2/98                A-1+     P-1     15,000        14,858,950
      5.45%      6/10/98               A-1+     P-1     25,000        24,735,069
   Kellogg Co.
      5.51%      4/28/98               A-1+     P-1     12,364        12,312,906
                                                                    ------------
                                                                     184,299,659
                                                                    ------------
Household Products - 3.3%
   Colgate-Palmolive Co.
      5.49%      4/30/98               A-1      P-1     35,000        34,845,212
   Proctor & Gamble Co.
      5.48%      5/4/98                A-1+     P-1     40,000        39,799,067
      5.35%      6/2/98                A-1+     P-1     25,000        24,769,653
      5.35%      6/26/98               A-1+     P-1     25,000        24,680,486
                                                                    ------------
                                                                     124,094,418
                                                                    ------------
Insurance, Brokerage - 2.6%
   Marsh & McLennan Companies Inc.
      5.44%      6/11/98               A-1+     P-1     20,000        19,785,422
      5.47%      7/23/98               A-1+     P-1     15,000        14,742,454
      5.39%      9/8/98                A-1+     P-1     20,000        19,520,889
      5.43%      9/16/98               A-1+     P-1     15,000        14,619,900
      5.28%      10/20/98              A-1+     P-1     30,000        29,110,078
                                                                    ------------
                                                                      97,778,743
                                                                    ------------

PRIME SERIES
--------------------------------------------------------------------------------

                                         Rating(g)
                                      --------------     Par
                                      S&P    Moody's    (000)          Value
--------------------------------------------------------------------------------
Commercial Paper (continued)

Insurance, Property & Casualty - 3.9%
   A.I. Credit Corp.
      5.44%      4/9/98                A-1+     P-1    $15,000      $ 14,981,867
      5.43%      5/6/98                A-1+     P-1     50,000        49,736,042
      5.35%      5/11/98               A-1+     P-1     30,000        29,821,667
      5.33%      6/12/98               A-1+     P-1     20,000        19,786,800
      5.36%      7/7/98                A-1+     P-1     30,000        29,566,733
                                                                    ------------
                                                                     143,893,109
                                                                    ------------
Integrated Oil - 6.3%
   Amoco Co.
      5.41%      4/7/98                A-1+     P-1     25,000        24,977,458
      5.40%      4/16/98               A-1+     P-1     30,000        29,932,500
      5.37%      4/27/98               A-1+     P-1     30,000        29,883,650
      5.40%      5/12/98               A-1+     P-1     30,000        29,815,500
      5.42%      6/16/98               A-1+     P-1     25,000        24,713,944
      5.43%      7/21/98               A-1+     P-1     20,000        19,665,150
   Shell Oil Co.
      5.41%      4/9/98                A-1+     P-1     50,000        49,939,889
      5.45%      6/12/98               A-1+     P-1     25,000        24,727,500
                                                                    ------------
                                                                     233,655,591
                                                                    ------------
Machinery & Tools - 1.5%
   Dover Corp.
      5.48%      4/17/98               A-1      NR      17,500        17,457,378
      5.53%      4/21/98               A-1      NR      20,000        19,938,556
   Snap-On Incorporated
      5.48%      4/9/98                A-1+     P-1     20,000        19,975,644
                                                                    ------------
                                                                      57,371,578
                                                                    ------------
Natural Gas - 0.7%
   Consolidated Natural Gas
      5.50%      4/17/98               A-1+     P-1     25,000        24,938,889
                                                                    ------------
                                                                      24,938,889
                                                                    ------------
Oil Transportation - 2.8%
   Colonial Pipeline Co.
      5.50%      4/6/98                A-1+     P-1     15,000        14,988,542
      5.62%      4/22/98               A-1+     P-1     15,000        14,950,825
      5.48%      4/28/98               A-1+     P-1     13,000        12,946,570
      5.52%      5/27/98               A-1+     P-1     15,000        14,871,200
      5.63%      6/10/98               A-1+     P-1     13,000        12,857,686
      5.47%      6/23/98               A-1+     P-1     19,000        18,760,384
      5.62%      6/29/98               A-1+     P-1     15,000        14,791,592
                                                                    ------------
                                                                     104,166,799
                                                                    ------------

PRIME SERIES
--------------------------------------------------------------------------------
Statement of Net Assets (continued)                               March 31, 1998

                                         Rating(g)
                                      --------------     Par
                                      S&P    Moody's    (000)          Value
--------------------------------------------------------------------------------
Commercial Paper (continued)

Paper - 4.5%
   Kimberly-Clark Corp.
      5.51%      4/29/98               A-1+     P-1    $50,500      $ 50,283,579
      5.50%      4/30/98               A-1+     P-1     27,300        27,179,046
   Minnesota Mining & Manufacturing Co.
      5.38%      4/20/98               A-1+     P-1     38,910        38,799,412
      5.35%      5/19/98               A-1+     P-1     20,000        19,857,333
      5.35%      5/20/98               A-1+     P-1     30,000        29,781,542
                                                                    ------------
                                                                     165,900,912
                                                                    ------------
Pharmaceuticals - 6.9%
   Abbott Laboratories
      5.48%      4/7/98                A-1+     P-1     30,000        29,972,600
      5.47%      4/8/98                A-1+     P-1     36,000        35,961,710
   Merck & Co., Inc.
      5.38%      4/24/98               A-1+     P-1     75,000        74,742,208
   Pfizer Inc.
      5.46%      5/4/98                A-1+     P-1     48,000        47,759,760
   Schering-Plough Corp.
      5.42%      4/14/98               A-1+     P-1     11,835        11,811,836
      5.36%      5/20/98               A-1+     P-1      8,000         7,941,636
   Warner-Lambert Co.
      5.36%      7/24/98               A-1+     P-1     50,000        49,151,333
                                                                    ------------
                                                                     257,341,083
                                                                    ------------
 Publishing - 1.5%
   Gannett Co., Inc.
      5.45%      4/9/98                A-1+     P-1     20,000        19,975,778
      5.50%      4/14/98               A-1+     P-1     20,000        19,960,278
   Times Mirror Co.
      5.52%      6/5/98                A-1      P-1     16,000        15,840,533
                                                                    ------------
                                                                      55,776,589
                                                                    ------------
Structured Finance - 9.0%
   CIESCO, L.P.
      5.43%      4/8/98                A-1+     P-1     20,000        19,978,883
      5.50%      4/17/98               A-1+     P-1     25,000        24,938,889
      5.43%      4/29/98               A-1+     P-1     30,000        29,873,300
      5.50%      5/15/98               A-1+     P-1     15,000        14,899,167
      5.47%      5/15/98               A-1+     P-1     20,000        19,866,289
      5.47%      5/22/98               A-1+     P-1     15,000        14,883,762
      5.50%      5/28/98               A-1+     P-1     25,000        24,782,292

PRIME SERIES
--------------------------------------------------------------------------------

                                         Rating(g)
                                      --------------     Par
                                      S&P    Moody's    (000)           Value
--------------------------------------------------------------------------------
Commercial Paper (continued)

Structured Finance (concluded)
   Corporate Receivables Corp.
      5.45%      4/9/98                A-1      P-1   $ 25,000    $   24,969,722
      5.48%      5/13/98               A-1      P-1     20,000        19,872,133
   Corporate Asset Funding Co., Inc.
      5.43%      4/08/98               A-1+     P-1     35,000        34,963,104
      5.40%      4/13/98               A-1+     P-1     15,000        14,973,000
      5.44%      4/23/98               A-1+     P-1     25,000        24,916,889
      5.43%      4/24/98               A-1+     P-1     22,250        22,172,811
      5.45%      4/28/98               A-1+     P-1     20,000        19,918,250
      5.50%      6/11/98               A-1+     P-1     25,000        24,728,819
                                                                  --------------
                                                                     335,737,310
                                                                  --------------
Telephone - 4.7%
   Ameritech Capital Funding Corp.
      5.50%      4/9/98                A-1+     P-1     15,000        14,981,667
      5.40%      4/24/98               A-1+     P-1     15,000        14,948,250
      5.45%      4/27/98               A-1+     P-1     20,000        19,921,278
   Ameritech Corp.
      5.395%     6/9/98                A-1+     P-1     25,000        24,741,490
   AT&T Corp.
      5.50%      4/8/98                A-1+     P-1     20,000        19,978,611
   Bell Atlantic Network Funding Corp.
      5.52%      4/22/98               A-1+     P-1     20,000        19,935,600
   Bell Atlantic Financial Services Corp.
      5.51%      5/7/98                A-1      P-1     15,000        14,917,350
   SBC Communications Inc.
      5.33%      4/17/98               A-1+     P-1     20,000        19,952,622
      5.44%      5/27/98               A-1+     P-1     25,000        24,788,444
                                                                  --------------
                                                                     174,165,312
                                                                  --------------
   Total Commercial Paper                                          3,148,264,720
                                                                  --------------
 Variable Rate Notes - 3.3%
   Associates Corp. Master Note
      5.497%(b)  6/1/98                A-1+     P-1     75,000        75,000,000
   Coca-Cola Co. Master Note
      5.417%(b)  9/9/98                A-1+     P-1     50,000        50,000,000
                                                      --------    --------------
   Total Variable Rate Notes                           125,000       125,000,000
                                                      --------    --------------

PRIME SERIES
--------------------------------------------------------------------------------
Statement of Net Assets (concluded)                               March 31, 1998

                                         Rating(g)
                                      --------------    Par
                                      S&P    Moody's   (000)          Value
--------------------------------------------------------------------------------
 Federal Home Loan Bank - 3.1%
   FHLB
      5.43%      5/6/98               AAA     --    $ 20,000   $   19,894,417
      5.72%      6/30/98              AAA     --      20,000       20,000,000
      5.24%      7/17/98              AAA     --      34,580       34,041,436
      5.70%      3/17/99              AAA     --      20,000       20,000,000
      5.65%      3/30/99              AAA     --      20,000       20,000,000
                                                    --------   --------------
   Total Federal Home Loan Bank                      114,580      113,935,853
                                                    --------   --------------
 Federal National Mortgage Association - 3.6%
   FNMA
   Note
      5.61%      5/14/98             --        P-1    20,000       20,000,000
      5.74%      6/9/98              --        P-1    15,000       15,000,000
      5.28%      7/13/98             --        P-1    25,000       24,622,333
      5.35%      7/16/98             --        P-1    30,000       30,000,000
      5.37%      8/12/98             --        P-1    20,000       20,000,000
      5.47%      9/14/98             --        P-1    25,000       25,000,000
                                                    --------   --------------
   Total Federal National Mortgage Association       135,000      134,622,333
                                                    --------   --------------
 Repurchase Agreements - 5.4%(c)
   Goldman, Sachs & Co.
      5.86%      4/1/98(d)           --       --     100,900      100,900,000
   Morgan Stanley & Co.
      5.80%      4/1/98(e)           --       --     100,000      100,000,000
                                                    --------   --------------
   Total Repurchase Agreements                       200,900      200,900,000
                                                    --------   --------------
TOTAL INVESTMENTS - 100.1%                                     $3,722,722,906(f)

LIABILITIES IN EXCESS OF OTHER ASSETS, NET - (0.1%)                (5,313,806)
                                                               --------------
NET ASSETS - 100.0%                                            $3,717,409,100
                                                               ==============

PRIME SERIES
--------------------------------------------------------------------------------

                                                                    Value
--------------------------------------------------------------------------------
 Net Asset Value, Offering and Redemption Price Per:
   Prime Share
      ($3,164,537,551 / 3,164,529,071 shares outstanding)           $1.00
                                                                    =====
   Flag Investors Class A Share
      ($7,736,785 / 7,736,522 SHARES OUTSTANDING)                   $1.00
                                                                    =====
   Flag Investors Class B Share
      ($184,382 / 184,382 shares outstanding)                       $1.00
                                                                    =====
   Institutional Prime Share
      ($317,971,693 / 317,971,413 shares outstanding)               $1.00
                                                                    =====
   Quality Cash Reserve Prime Share
      ($226,978,689 / 226,978,007 shares outstanding)               $1.00
                                                                    =====

------------
(a) Most commercial paper is traded on a discount basis. In such cases, the interest rate shown represents the yield at time of purchase by the Fund.
(b) Master note is payable upon demand by the Fund upon no more than five days' notice. Interest rates on master notes are redetermined weekly. Rates shown are the rates in effect on March 31, 1998.
(c) Collateral on Tri-Party repurchase agreements is taken into possession by the Funds upon entering into the Tri-Party repurchase agreement. The collateral is marked to market daily to insure market value as being at least 102 percent of the resale price of the repurchase agreement.
(d) Dated 3/31/98 to be repurchased on 4/1/98, collateralized by U.S. Treasury Notes with a market value of $102,918,187.
(e) Dated 3/31/98 to be repurchased on 4/1/98, collateralized by U.S. Treasury Notes with a market value of $102,178,538.
(f) Aggregate cost for financial reporting and federal tax purposes.
(g) The credit ratings are not covered by the report of independent auditors.

MOODY'S RATINGS:
   Aaa       Bonds that are judged to be of the best quality.
   P-1       Commercial paper bearing this designation is of the best quality.

S&P RATINGS:
   AAA       Obligations that are of the highest quality.
   A-1       Commercial paper that has a strong degree of safety regarding timely payment
             Those issues determined to possess very strong safety characteristics are denoted with a plus (+) sign.

        A detailed description of the above ratings can be found in the Fund's Statement of Additional Information.

                       See Notes to Financial Statements.

PRIME SERIES
--------------------------------------------------------------------------------
Statement of Operations
For the year ended March 31, 1998
--------------------------------------------------------------------------------
Investment Income:
   Interest income                                                 $184,011,736
                                                                   ------------
Expenses:
   Investment advisory fees                                           8,582,839
   Distribution fee                                                   8,299,915
   Transfer agent fees                                                2,661,928
   Custodian fees                                                       349,351
   Directors' fees                                                      232,075
   Registration fees                                                  1,001,689
   Miscellaneous                                                        933,217
                                                                   ------------
            Total expenses                                           22,061,014
         Less: Fees waived                                             (136,191)
                                                                   ------------
              Net expenses                                           21,924,823
                                                                   ------------
Net investment income                                               162,086,913
                                                                   ------------
Net realized gain (loss) from security transactions                          --
                                                                   ------------
Net increase in net assets resulting from operations               $162,086,913
                                                                   ============

                       See Notes to Financial Statements.

PRIME SERIES
--------------------------------------------------------------------------------
Statement of Changes in Net Assets                                March 31, 1998


--------------------------------------------------------------------------------
                                                 Year ended       Year ended
                                                  March 31,        March 31,
                                                 ----------       ----------
                                                    1998             1997

Increase/(Decrease) in Net Assets
Operations:

   Net investment income                        $  162,086,913   $  132,679,566
   Net realized gain on sales of
     investments                                            --           13,047
                                                --------------   --------------
   Net increase in net assets resulting
     from operations                               162,086,913      132,692,613

Distributions to Shareholders From:
   Net investment income:

     BT Alex. Brown Cash Reserve Prime Shares (138,011,807) (119,826,842) BT Alex. Brown Cash Reserve Prime
       Institutional Shares                        (13,656,968)      (4,256,297)
     Flag Investors Class A Shares                    (341,197)        (295,562)
     Flag Investors Class B Shares                     (12,545)          (1,260)
     Quality Cash Reserve Prime Shares             (10,064,396)      (8,299,605)
                                                --------------   --------------
     Total distributions                          (162,086,913)    (132,679,566)

Capital Share Transactions, net                    849,945,486      264,670,792
                                                --------------   --------------
   Total increase in net assets                    849,945,486      264,683,839
Net Assets:

   Beginning of period                           2,867,463,614    2,602,779,775
                                                --------------   --------------
   End of period                                $3,717,409,100   $2,867,463,614
                                                ==============   ==============

                       See Notes to Financial Statements.

PRIME SERIES
--------------------------------------------------------------------------------
Financial Highlights
(For a share outstanding throughout each period)

PRIME SHARES
--------------------------------------------------------------------------------
                                                       Year ended
                                                        March 31,
                                                       ----------
                                                          1998
Per Share Operating Performance:
   Net asset value at beginning of period            $         1.00
                                                     --------------
Income from Investment Operations:
   Net investment income                                     0.0494
Less Distributions:
   Dividends from net investment income
     and/or short-term gains                                (0.0494)
                                                     --------------
   Net asset value at end of period                  $         1.00
                                                     ==============
Total Return:
   Based on net asset value per share                          5.05%
Ratios to Average Daily Net Assets:
   Expenses                                                    0.67%
   Net investment income                                       4.94%
Supplemental Data:
   Net assets at end of period                       $3,164,537,551
   Number of shares outstanding at end of period      3,164,529,071

PRIME SHARES
--------------------------------------------------------------------------------


PRIME SHARES (continued)
--------------------------------------------------------------------------------

                                                                                  Year ended March 31,
                                                     ----------------------------------------------------------------------------
                                                           1997                 1996                1995                 1994
Per Share Operating Performance:
   Net asset value at beginning of period            $         1.00       $         1.00      $         1.00       $         1.00
                                                     --------------       --------------      --------------       --------------
Income from Investment Operations:
   Net investment income                                     0.0478               0.0524              0.0442               0.0262
Less Distributions:
   Dividends from net investment income
     and/or short-term gains                                (0.0478)             (0.0524)            (0.0442)             (0.0262)
                                                     --------------       --------------      --------------       --------------
   Net asset value at end of period                  $         1.00       $         1.00      $         1.00       $         1.00
                                                     ==============       ==============      ==============       ==============
Total Return:
   Based on net asset value per share                          4.88%                5.36%               4.51%                2.65%
Ratios to Average Daily Net Assets:
   Expenses                                                    0.63%                0.60%               0.61%                0.62%
   Net investment income                                       4.78%                5.21%               4.46%                2.62%
Supplemental Data:
   Net assets at end of period                       $2,545,532,365       $2,386,681,216      $1,472,079,739       $1,350,334,979
   Number of shares outstanding at end of period      2,545,523,885        2,386,684,392       1,472,077,488        1,350,332,916

                       See Notes to Financial Statements.

PRIME SERIES
--------------------------------------------------------------------------------
Financial Highlights
(For a share outstanding throughout each period)

FLAG INVESTORS CASH RESERVE PRIME SHARES--CLASS A
--------------------------------------------------------------------------------
                                                      Year ended
                                                       March 31,
                                                      ----------
                                                         1998
Per Share Operating Performance:
   Net asset value at beginning of period            $     1.00
                                                     ----------
Income from Investment Operations:
   Net investment income                                 0.0494
Less Distributions:
   Dividends from net investment income
     and/or short-term gains                            (0.0494)
                                                     ----------
   Net asset value at end of period                  $     1.00
                                                     ==========
Total Return:
   Based on net asset value per share                      5.05%
Ratios to Average Net Assets:
   Expenses                                                0.67%
   Net investment income                                   4.94%
Supplemental Data:
   Net assets at end of period                       $7,736,785
   Number of shares outstanding at end of period      7,736,522

PRIME SERIES
--------------------------------------------------------------------------------

FLAG INVESTORS CASH RESERVE PRIME SHARES--CLASS A (continued)
--------------------------------------------------------------------------------


                                                                                  Year ended March 31,
                                                    -------------------------------------------------------------------------------
                                                         1997                  1996                  1995                   1994
Per Share Operating Performance:
   Net asset value at beginning of period           $     1.00            $     1.00              $     1.00            $      1.00
                                                    ----------            ----------              ----------            -----------
Income from Investment Operations:
   Net investment income                                0.0478                0.0524                  0.0442                 0.0262
Less Distributions:
   Dividends from net investment income
     and/or short-term gains                           (0.0478)              (0.0524)                (0.0442)               (0.0262)
                                                    ----------            ----------              ----------            -----------
   Net asset value at end of period                 $     1.00            $     1.00              $     1.00            $      1.00
                                                    ==========            ==========              ==========            ===========
Total Return:
   Based on net asset value per share                     4.88%                 5.36%                   4.51%                  2.65%
Ratios to Average Net Assets:
   Expenses                                               0.63%                 0.60%                   0.61%                  0.62%
   Net investment income                                  4.78%                 5.25%                   4.26%                  2.62%
Supplemental Data:
   Net assets at end of period                      $6,521,574            $5,976,831              $7,726,696            $18,116,648
   Number of shares outstanding at end of period     6,521,310             5,976,824               7,726,698             18,116,633


                       See Notes to Financial Statements.

PRIME SERIES
--------------------------------------------------------------------------------
Financial Highlights
(For a share outstanding throughout each period)

FLAG INVESTORS CASH RESERVE PRIME SHARES--CLASS B
--------------------------------------------------------------------------------
                                                         Year ended
                                                          March 31,
                                                         ----------
                                                            1998
Per Share Operating Performance:
   Net asset value at beginning of period                 $   1.00
                                                          --------
Income from Investment Operations:
   Net investment income                                    0.0418
Less Distributions:
   Dividends from net investment income
     and/or short-term gains                               (0.0418)
                                                          --------
   Net asset value at end of period                       $   1.00
                                                          ========
Total Return:
   Based on net asset value per share                         4.27%
Ratios to Average Net Assets:
   Expenses                                                   1.42%
   Net investment income                                      4.18%
Supplemental Data:
   Net assets at end of period                            $184,382
   Number of shares outstanding at end of period           184,382

----------
(1) Commencement of operations.
(2) Annualized.

PRIME SERIES
--------------------------------------------------------------------------------


FLAG INVESTORS CASH RESERVE PRIME SHARES--CLASS B (continued)
--------------------------------------------------------------------------------
                                                                April 3, 1995(1)
                                                    Year ended       through
                                                     March 31,      March 31,
                                                    ----------  ----------------
                                                       1997          1996
Per Share Operating Performance:
   Net asset value at beginning of period           $   1.00       $   1.00
                                                    --------       --------
Income from Investment Operations:
   Net investment income                              0.0414         0.0361
Less Distributions:
   Dividends from net investment income
     and/or short-term gains                         (0.0414)       (0.0361)
                                                    --------       --------
   Net asset value at end of period                 $   1.00       $   1.00
                                                    ========       ========
Total Return:
   Based on net asset value per share                   4.22%          3.69%
Ratios to Average Net Assets:
   Expenses                                             1.38%          1.38%(2)
   Net investment income                                4.14%          4.30%(2)
Supplemental Data:
   Net assets at end of period                      $227,098       $ 10,200
   Number of shares outstanding at end of period     227,098         10,200


                       See Notes to Financial Statements.

PRIME SERIES
--------------------------------------------------------------------------------
Financial Highlights
(For a share outstanding throughout each period)

PRIME INSTITUTIONAL SHARES
--------------------------------------------------------------------------------
                                                       Year ended
                                                        March 31,
                                                       ----------
                                                           1998
Per Share Operating Performance:
   Net asset value at beginning of period             $       1.00
                                                      ------------
Income from Investment Operations:
   Net investment income                                    0.0519
Less Distributions:
   Dividends from net investment income
     and/or short-term gains                               (0.0519)
                                                      ------------
   Net asset value at end of period                   $       1.00
                                                      ============
Total Return:
   Based on net asset value per share                         5.31%
Ratios to Average Daily Net Assets:
   Expenses                                                   0.42%
   Net investment income                                      5.22%
Supplemental Data:
   Net assets at end of period                        $317,971,693
   Number of shares outstanding at end of period       317,971,413

PRIME SERIES
--------------------------------------------------------------------------------


PRIME INSTITUTIONAL SHARES (continued)
--------------------------------------------------------------------------------

                                                                                 Year ended March 31,
                                                    -----------------------------------------------------------------------------
                                                        1997                  1996                  1995                 1994
Per Share Operating Performance:
   Net asset value at beginning of period           $       1.00          $      1.00           $      1.00           $      1.00
                                                    ------------          -----------           -----------           -----------
Income from Investment Operations:
   Net investment income                                  0.0503               0.0548                0.0472                0.0294
Less Distributions:
   Dividends from net investment income
     and/or short-term gains                             (0.0503)             (0.0548)              (0.0472)              (0.0294)
                                                    ------------          -----------           -----------           -----------
   Net asset value at end of period                 $       1.00          $      1.00           $      1.00           $      1.00
                                                    ============          ===========           ===========           ===========
Total Return:
   Based on net asset value per share                       5.15%                5.62%                 4.82%                 2.98%
Ratios to Average Daily Net Assets:
   Expenses                                                 0.38%                0.35%                 0.36%                 0.30%
   Net investment income                                    5.04%                5.32%                 4.57%                 2.94%
Supplemental Data:
   Net assets at end of period                      $117,812,047          $53,699,315           $11,904,716           $23,437,449
   Number of shares outstanding at end of period     117,811,768           53,699,535            11,904,663            23,437,512

                       See Notes to Financial Statements.

PRIME SERIES
--------------------------------------------------------------------------------
Financial Highlights
(For a share outstanding throughout each period)

QUALITY CASH RESERVE PRIME SHARES
--------------------------------------------------------------------------------
                                                              Year ended
                                                               March 31,
                                                              ----------
                                                                 1998
Per Share Operating Performance:
   Net asset value at beginning of period                    $       1.00
                                                             ------------
Income from Investment Operations:
   Net investment income                                           0.0465
Less Distributions:
   Dividends from net investment income
     and/or short-term gains                                      (0.0465)
                                                             ------------
   Net asset value at end of period                          $       1.00
                                                             ============
Total Return:
   Based on net asset value per share                                4.75%
Ratios to Average Net Assets:
   Expenses                                                          0.96%(1)
   Net investment income                                             4.66%(2)
Supplemental Data:
   Net assets at end of period                               $226,978,689
   Number of shares outstanding at end of period              226,978,007

------------
(1) Ratio of expenses to average net assets prior to partial fee waivers was 1.02%, 0.98% and 0.95% for the years ended March 31, 1998, 1997 and 1996, respectively.

(2) Ratio of net investment income to average net assets prior to partial fee waivers was 4.60%, 4.43% and 4.86% for the years ended March 31, 1998, 1997 and 1996, respectively.

PRIME SERIES
--------------------------------------------------------------------------------


QUALITY CASH RESERVE PRIME SHARES (continued)
--------------------------------------------------------------------------------

                                                                                  Year ended March 31,
                                                    --------------------------------------------------------------------------------
                                                        1997                 1996                    1995                  1994
Per Share Operating Performance:
   Net asset value at beginning of period           $       1.00         $       1.00            $      1.00            $      1.00
                                                    ------------         ------------            -----------            -----------
Income from Investment Operations:
   Net investment income                                  0.0449               0.0493                 0.0402                 0.0218
Less Distributions:
   Dividends from net investment income
     and/or short-term gains                             (0.0449)             (0.0493)               (0.0402)               (0.0218)
                                                    ------------         ------------            -----------            -----------
   Net asset value at end of period                 $       1.00         $       1.00            $      1.00            $      1.00
                                                    ============         ============            ===========            ===========
Total Return:
   Based on net asset value per share                       4.59%                5.04%                  4.09%                  2.20%
Ratios to Average Net Assets:
   Expenses                                                 0.91%(1)             0.90%(1)               0.96%                  1.06%
   Net investment income                                    4.50%(2)             4.91%(2)               4.04%                  2.18%
Supplemental Data:
   Net assets at end of period                      $197,370,530         $156,412,213            $94,592,158            $92,678,440
   Number of shares outstanding at end of period     197,369,848          156,412,393             94,591,979             92,678,268

                       See Notes to Financial Statements.

PRIME SERIES
--------------------------------------------------------------------------------
Notes to Financial Statements


NOTE 1--Significant Accounting Policies

     BT Alex. Brown Cash Reserve Fund, Inc. ("the Fund") commenced operations August 11, 1981. The Fund is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end Investment Management Company. Its objective is to seek as high a level of current income as is consistent with preservation of capital and liquidity.

     The Fund consists of three portfolios: the Prime Series, the Treasury Series and the Tax-Free Series. The Prime Series consists of five classes: BT Alex. Brown Cash Reserve Prime Shares ("Prime Shares"), Flag Investors Cash Reserve Prime Shares Class A ("Flag Investors Class A Shares"), Flag Investors Cash Reserve Prime Shares Class B ("Flag Investors Class B Shares"), Quality Cash Reserve Prime Shares ("Quality Cash Shares") and BT Alex. Brown Cash Reserve Prime Institutional Shares ("Prime Institutional Shares"). The Treasury Series consists of two classes: BT Alex. Brown Cash Reserve Treasury Shares ("Treasury Shares") and BT Alex. Brown Cash Reserve Treasury Institutional Shares ("Treasury Institutional Shares"). The Tax-Free Series consists of two classes: BT Alex. Brown Cash Reserve Tax-Free Shares ("Tax-Free Shares") and BT Alex. Brown Cash Reserve Tax Free Institutional Shares ("Tax Free Institutional Shares"). Shareholders can vote only on issues that affect the share classes they own.

     When preparing the Fund's financial statements, management makes estimates and assumptions to comply with generally accepted accounting principles. These estimates affect 1) the assets and liabilities that we report at the date of the financial statements; 2) the contingent assets and liabilities that we disclose at the date of the financial statements; and 3) the revenues and expenses that we report for the period. Our estimates could be different from the actual results. The Fund's significant accounting policies are:

     A. Security Valuation--Each portfolio has a weighted average maturity of 90 days or less. The Fund values portfolio securities on the basis of amortized cost, which approximates market value. Using this method, the Fund values a security at its cost. The Fund then assumes a constant amortization to maturity of any discount or premium.

     B. Repurchase Agreements--The Prime Series may enter into tri-party repurchase agreements with broker-dealers and domestic banks. A repurchase agreement is a short-term investment in which the Fund buys a debt security that the broker agrees to repurchase at a set time and price. The third party, which is the broker's custodial bank, holds the collateral in a separate account until the repurchase agreement matures. The agreement ensures that the collateral's market value, including any accrued interest, is sufficient if the broker defaults. The Fund's access to the collateral may be delayed or limited if the broker defaults and the value of the collateral declines or if the broker enters into an insolvency proceeding.

PRIME SERIES
--------------------------------------------------------------------------------
Notes to Financial Statements (continued)

NOTE 1--concluded

     C. Federal Income Taxes--The Fund determines its distributions according to income tax regulations, which may be different from generally accepted accounting principles. As a result, the Fund occasionally makes reclassifications within its capital accounts to reflect income and gains that are available for distribution under income tax regulations.

            The Fund is organized as a regulated investment company. As long as it maintains this status and distributes to its shareholders substantially all of its taxable net investment income and net realized capital gains, it will be exempt from most, if not all, federal income and excise taxes. As a result, the Fund has made no provisions for federal income taxes. Each portfolio is treated as a separate entity for federal income tax purposes.

     D. Security Transactions, Investment Income and Distributions--The Fund uses the trade date to account for security transactions and the specific identification method for financial reporting and income tax purposes to determine the cost of investments sold or redeemed. Interest income is recorded on an accrual basis and includes the pro rata amortization of premiums and accretion of discounts when appropriate. Dividends to shareholders are declared daily. Dividend distributions or reinvestments are made monthly.

     E. Expenses--Operating expenses for each share class are recorded on an accrual basis and are charged to that class' operations. If a Fund expense cannot be directly attributed to a share class, the expense is prorated among the classes that the expense affects and is based on the classes' relative net assets.

NOTE 2--Investment Advisory Fees, Transactions with Affiliates and Other Fees

     Investment Company Capital Corp. ("ICC"), a subsidiary of Bankers Trust Corporation, is the investment advisor for all series. Under the terms of the investment advisory agreement, the Fund pays ICC a fee. This fee is calculated daily and paid monthly, at the following annual rates based upon the Fund's aggregate average daily net assets: .30% of the first $500 million, .26% of the next $500 million, .25% of the next $500 million, .24% of the next $1 billion,
 .23% of the next $1 billion and .22% of the amount over $3.5 billion. The Prime Series pays an additional fee that is calculated daily and paid monthly at the annual rate of .02% of its average daily net assets. The Tax-Free Series also pays an additional fee that is calculated daily and paid monthly at the annual rate of .03% of its average daily net assets.

     PNC Institutional Management Corporation ("PIMC") is the sub-advisor for the Tax-Free Series. As compensation for its subadvisory services, ICC pays PIMC a fee. This fee is calculated daily and paid monthly, at the following annual rates based upon the Tax-Free Series' aggregate average daily net assets: .15% of the first $250 million, .13% of the next $250 million, .11% of the next $250 million, .09% of the next $250 million, .075% of the next $3 billion and .06% of the amount over $4 billion. For the year ended

PRIME SERIES
--------------------------------------------------------------------------------
Notes to Financial Statements (continued)

NOTE 2--continued

March 31, 1998, ICC paid PIMC $1,119,488 for sub-advisory services for the Tax-Free Series. Effective April 1, 1998 sub-advisory services will no longer be provided to the Fund.

     As compensation for its accounting services, the Prime Series and Treasury Series pay ICC an annual fee that is calculated daily and paid monthly from the two series' average daily net assets. The Prime Series paid $162,781 and the Treasury Series paid $127,485 to ICC for accounting services for the year ended March 31, 1998.

     As compensation for its accounting services, the Tax-Free Series pays PFPC Inc. ("PFPC"), an affiliate of PIMC, an annual fee that is calculated daily and paid monthly from its average daily net assets. The Tax-Free Series paid $66,777 to PFPC for accounting services for the year ended March 31, 1998. Effective April 1, 1998 ICC began to perform accounting services for the Tax-Free Series.

     As compensation for its transfer agent services, the three series pay ICC a per account fee that is calculated and paid monthly. The Prime Series paid $2,661,928, the Treasury Series paid $274,991 and the Tax-Free Series paid $162,558 to ICC for transfer agent services for the year ended March 31, 1998.

     As compensation for providing distribution services, the Prime Shares, Flag Investors Class A Shares, Treasury Shares and the Tax-Free Shares pay ICC Distributors, Inc. ("ICC Distributors"), which is not related to ICC an annual fee equal to 0.25% of these classes' average daily net assets. For the year ended March 31, 1998, distribution fees aggregated $6,983,764, $17,244, $1,700,377 and $1,784,579 for distribution services for the Prime Shares, Flag Investors Class A Shares, Treasury Shares and Tax-Free Shares, respectively. The Quality Cash Shares and Flag Investors Class B Shares also pay ICC Distributors an annual fee for distribution services. This fee is equal to .60% of the Quality Cash Shares' aggregate average daily net assets or $1,295,907 for the year ended March 31, 1998 and 1.00% of the Flag Investors Class B Shares' aggregate average daily net assets or $3,000 for the year ended March 31, 1998. Prior to September 1, 1997 Alex Brown and Sons, Inc. served as the Fund's distributor for the same rate of compensation and on substantially the same terms as ICC Distributors and earned $2,742,862 for the Prime Shares, $7,178 for Flag Investors Class A Shares, $507,956 for Quality Cash Shares, $1,266 for Flag Investors Class B Shares, $655,375 for Treasury Shares, and $692,546 for Tax-Free Shares for the year ended March 31, 1998.

     ICC and ICC Distributors may voluntarily waive a portion of their advisory or distribution fees for the Prime, Treasury and Tax-Free Series to preserve or enhance each series' performance. These voluntary waivers are not contractual and could change. Any waivers by ICC or ICC Distributors are limited to the fees they actually receive for the fiscal year. ICC did not waive any advisory fees for the year ended March 31, 1998. Alex. Brown voluntarily waived distribution fees of $54,321 for the Quality Cash

PRIME SERIES
--------------------------------------------------------------------------------
Notes to Financial Statements (continued)

NOTE 2--continued

Shares for the period ended August 31, 1997 and ICC Distributors waived $81,870 for the period September 1, 1997 to March 31, 1998.

     Effective September 22, 1997, Bankers Trust Company, a subsidiary of Bankers Trust Corporation, became the Fund's custodian. Prior to September 22, 1997, PNC Bank served as the Fund's custodian. From September 22, 1997 to March 31, 1998, the Prime Series, Treasury Series, and Tax-Free Series paid $162,613, $43,249, and $31,538 in custody expenses, respectively.

     The Fund's complex offers a retirement plan for eligible Directors. The actuarially computed pension expense allocated to the Fund for the year ended March 31, 1998 was $104,755 for the Prime Series, $32,916 for the Treasury Series and $27,859 for the Tax-Free Series. The accrued liability at March 31, 1998 was $222,192 for the Prime Series, $79,512 for the Treasury Series and $69,283 for the Tax-Free Series.

NOTE 3--Capital Stock and Share Information

     The Fund is authorized to issue up to 6.4 billion shares of $.001 par value capital stock (3.55 billion Prime Series, 1.5 billion Treasury Series, 1 billion Tax-Free Series and 350 million undesignated). Transactions in shares of the Fund were as follows:

                                                  March 31, 1998     March 31, 1997
                                                  --------------     --------------
Prime Series:
   Sold:
     Prime Shares                                23,206,115,785      22,263,288,298
     Flag Investors Class A Shares                    6,559,775           9,331,912
     Flag Investors Class B Shares                      336,592             328,144
     Institutional Prime Shares                   4,625,290,052         912,825,877
     Quality Cash Shares                          1,179,123,143       1,001,597,821
   Issued as reinvestment of dividends:
     Prime Shares                                   129,425,606         113,931,978
     Flag Investors Class A Shares                      326,541             281,420
     Flag Investors Class B Shares                        8,133               1,264
     Institutional Prime Shares                       9,131,786           3,084,567
     Quality Cash Shares                              9,723,053           8,045,624
   Redeemed:
     Prime Shares                               (22,716,536,205)    (22,218,380,783)
     Flag Investors Class A Shares                   (5,671,105)         (9,068,618)
     Flag Investors Class B Shares                     (387,440)           (112,510)
     Institutional Prime Shares                  (4,434,262,192)       (851,798,212)
     Quality Cash Shares                         (1,159,238,038)       (968,685,990)
                                                ---------------     ---------------
       Net increase                                 849,945,486         264,670,792
                                                ===============     ===============

PRIME SERIES
--------------------------------------------------------------------------------
Notes to Financial Statements (concluded)

NOTE 3--concluded

                                                  March 31, 1998     March 31, 1997
                                                  --------------     --------------
Treasury Series:
   Sold:
     Treasury Shares                              3,641,511,991       4,075,840,415
     Institutional Treasury Shares                  590,751,899         458,391,680
   Issued as reinvestment of dividends:
     Treasury Shares                                 30,209,607          29,377,891
     Institutional Treasury Shares                    2,007,274           1,597,049
   Redeemed:
     Treasury Shares                             (3,551,758,854)     (4,093,588,948)
     Institutional Treasury Shares                 (555,189,594)       (450,602,609)
                                                 --------------      --------------
       Net increase                                 157,532,323          21,015,478
                                                 ==============      ==============
Tax-Free Series:
   Sold:
     Tax Free Shares                              5,853,542,023       5,222,168,283
     Institutional Tax Free Shares                  730,445,736                  --
   Issued as reinvestment of dividends:
     Tax Free Shares                                 20,778,337          16,162,636
     Institutional Tax Free Shares                      276,010                  --
   Redeemed:
     Tax Free Shares                             (5,680,345,603)     (5,162,640,910)
     Institutional Tax Free Shares                 (654,038,858)                 --
                                                 --------------      --------------
       Net increase                                 270,657,645          75,690,009
                                                 ==============      ==============


NOTE 4--Net Assets

                                             Prime        Treasury       Tax-Free
                                            Series         Series         Series
                                        --------------   ------------  ------------
Paid-in capital                         $3,717,402,132   $897,118,866  $917,940,919
Undistributed net investment income              8,488             --            --
Undistributed net realized gain/(loss) on
   sales of investments                         (1,520)        87,815       (73,243)
                                        --------------   ------------  ------------
                                        $3,717,409,100   $897,206,681  $917,867,676
                                        ==============   ============  ============

NOTE 5--Shareholder Meeting

     Alex. Brown Incorporated, which was the parent corporation of the Fund's investment advisor, merged into a subsidiary of Bankers Trust Corporation on September 1, 1997. Due to the change in control of Alex. Brown Incorporated, the BTAlex Brown Cash Reserve Fund held a special meeting of its shareholders on August 14, 1997. During the meeting, shareholders approved a new Investment Advisory Agreement between the Fund and ICC. The new agreement is substantially the same as the former agreement. In addition, shareholders elected the following Directors: James J. Cunnane, Richard T. Hale, John F. Kroeger, Louis
E. Levy, Eugene J. McDonald, Rebecca W. Rimel, Truman T. Semans, and Carl W.
Vogt.

Report of Independent Accountants
--------------------------------------------------------------------------------

To the Shareholders and Board of Directors of BT Alex. Brown Cash Reserve Fund, Inc.

     We have audited the accompanying statements of net assets of the Prime Series of the BT Alex. Brown Cash Reserve Fund, Inc. as of March 31, 1998, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of March 31, 1998 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Prime Series of the BT Alex. Brown Cash Reserve Fund, Inc. as of March 31, 1998, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and their financial highlights for each of the five years in the period then ended, in conformity with generally accepted accounting principles.

COOPERS & LYBRAND L.L.P.
Philadelphia, Pennsylvania
May 1, 1998